UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS	Christopher P. Harvey, Esq. DECHERT LLP
111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2015

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of Portfolio Holdings

January 31, 2015

Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class

Growth

Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX

Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX

Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX

Harbor Small Cap Growth Opportunities Fund	HASOX	HRSOX	HISOX

Value

Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX

Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX

Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.8%)

COMMON STOCKS—98.2%

Shares		Value (000s)
AEROSPACE & DEFENSE—1.9%
3,301,390	Boeing Co.	$479,923

AUTOMOBILES—1.1%
1,362,692	Tesla Motors Inc.*	277,444

BEVERAGES—0.0%
16,716	Monster Beverage Corp.*	1,955

BIOTECHNOLOGY—10.0%
2,042,231	Alexion Pharmaceuticals Inc.*	374,218
1,868,985	Biogen Idec Inc.*	727,334
5,357,315	Celgene Corp.*	638,378
3,615,463	Gilead Sciences Inc.*	379,009
1,501,545	Incyte Corp.*	119,688
2,148,353	Vertex Pharmaceuticals Inc.*	236,620

		2,475,247

CAPITAL MARKETS—1.0%
7,596,074	Morgan Stanley	256,823

CHEMICALS—1.9%
3,898,007	Monsanto Co.	459,887

DIVERSIFIED FINANCIAL SERVICES—0.9%
2,627,665	McGraw Hill Financial Inc.	235,018

ENERGY EQUIPMENT & SERVICES—1.0%
3,121,626	Schlumberger Ltd.	257,191

FOOD & STAPLES RETAILING—2.3%
3,243,241	Costco Wholesale Corp.	463,751
1,467,117	Kroger Co.	101,305

		565,056

FOOD PRODUCTS—2.1%
2,141,995	Mead Johnson Nutrition Co.	210,965
8,712,387	Mondelez International Inc.	307,025

		517,990

HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
9,424,326	Abbott Laboratories	421,833

HOTELS, RESTAURANTS & LEISURE—4.1%
375,635	Chipotle Mexican Grill Inc.*	266,641
4,803,694	Marriott International Inc.	357,875
4,503,118	Starbucks Corp.	394,158

		1,018,674

INTERNET & CATALOG RETAIL—6.8%
1,992,054	Amazon.com Inc.*	706,243
943,486	Netflix Inc.*	416,832
394,554	Priceline Group Inc.*	398,294
2,560,088	TripAdvisor Inc.*	171,552

		1,692,921

INTERNET SOFTWARE & SERVICES—12.3%
5,527,623	Alibaba Group Holding Ltd. ADR (CHN)*,1	492,401
11,216,720	Facebook Inc.*	851,461
641,407	Google Inc. Class A*	344,788
759,601	Google Inc. Class C*	406,022
545,296	LendingClub Corp.*	10,235
1,926,248	LinkedIn Corp.*	432,905
14,691,880	Tencent Holdings Ltd. (CHN)	247,614
6,913,071	Twitter Inc.*	259,448

		3,044,874

IT SERVICES—7.4%
2,172,675	FleetCor Technologies Inc.*	305,261
10,390,514	MasterCard Inc.	852,334
2,619,409	Visa Inc.	667,713

		1,825,308

LIFE SCIENCES TOOLS & SERVICES—1.7%
2,123,774	Illumina Inc.*	414,539

MEDIA—3.1%
8,772,365	Twenty-First Century Fox Inc.	290,892
5,347,131	Walt Disney Co.	486,375

		777,267

OIL, GAS & CONSUMABLE FUELS—2.4%
3,040,371	Concho Resources Inc.*	337,025
2,794,694	EOG Resources Inc.	248,812

		585,837

PHARMACEUTICALS—7.9%
1,783,290	Actavis plc*	475,318
9,283,379	Bristol-Myers Squibb Co.	559,509
9,892,026	Novo Nordisk AS ADR (DEN)[1]	440,789
543,024	Perrigo Co. plc (IE)	82,398
1,800,249	Shire plc ADR (IE)[1]	394,723

		1,952,737

1

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
REAL ESTATE INVESTMENT TRUSTS (REITs)—1.1%
2,925,094	American Tower Corp.	$283,588

ROAD & RAIL—2.8%
1,624,198	Canadian Pacific Railway Ltd. (CAN)	283,699
3,481,149	Union Pacific Corp.	408,025

		691,724

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
6,328,316	ARM Holdings plc ADR (UK)[1]	296,418

SOFTWARE—7.7%
5,766,902	Adobe Systems Inc.*	404,433
3,803,415	FireEye Inc.*	128,593
5,202,739	Red Hat Inc.*	331,883
7,626,343	Salesforce.com Inc.*	430,507
3,867,879	Splunk Inc.*	199,776
2,074,807	VMware Inc.*	159,967
3,315,865	Workday Inc.*	263,479

		1,918,638

SPECIALTY RETAIL—4.8%
13,302,887	Inditex SA (SP)	392,083
1,563,415	O’Reilly Automotive Inc.*	292,921
3,051,476	Tiffany & Co.	264,380
3,505,513	TJX Cos. Inc.	231,154

		1,180,538

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.3%
13,246,926	Apple Inc.	1,552,010

TEXTILES, APPAREL & LUXURY GOODS—4.7%
4,295,553	Luxottica Group SpA (IT)	255,422
6,595,381	NIKE Inc.	608,424
4,197,921	Under Armour Inc.*	302,586

		1,166,432

TOTAL COMMON STOCKS (Cost $15,621,342)		24,349,872

SHORT-TERM INVESTMENTS—2.6%
(Cost $642,600)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$642,600	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $655,453)	642,600

TOTAL INVESTMENTS—100.8% (Cost $16,263,942)		24,992,472

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.8)%		(188,944)

TOTAL NET ASSETS—100.0%		$24,803,528

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$479,923	$—	$—	$479,923
Automobiles	277,444	—	—	277,444
Beverages	1,955	—	—	1,955
Biotechnology	2,475,247	—	—	2,475,247
Capital Markets	256,823	—	—	256,823
Chemicals	459,887	—	—	459,887
Diversified Financial Services	235,018	—	—	235,018
Energy Equipment & Services	257,191	—	—	257,191
Food & Staples Retailing	565,056	—	—	565,056
Food Products	517,990	—	—	517,990
Health Care Equipment & Supplies	421,833	—	—	421,833
Hotels, Restaurants & Leisure	1,018,674	—	—	1,018,674
Internet & Catalog Retail	1,692,921	—	—	1,692,921
Internet Software & Services	2,797,260	247,614	—	3,044,874
IT Services	1,825,308	—	—	1,825,308
Life Sciences Tools & Services	414,539	—	—	414,539
Media	777,267	—	—	777,267
Oil, Gas & Consumable Fuels	585,837	—	—	585,837
Pharmaceuticals	1,952,737	—	—	1,952,737
Real Estate Investment Trusts (REITs)	283,588	—	—	283,588
Road & Rail	691,724	—	—	691,724
Semiconductors & Semiconductor Equipment	296,418	—	—	296,418
Software	1,918,638	—	—	1,918,638
Specialty Retail	788,455	392,083	—	1,180,538
Technology Hardware, Storage & Peripherals	1,552,010	—	—	1,552,010
Textiles, Apparel & Luxury Goods	911,010	255,422	—	1,166,432

2

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Short-Term Investments
Repurchase Agreements	$—	$642,600	$—	$642,600

Total Investments in Securities	$23,454,753	$1,537,719	$—	$24,992,472

There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada.

CHN	China.

DEN	Denmark.

IE	Ireland.

IT	Italy.

SP	Spain.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 6.4%)

COMMON STOCKS—93.6%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.8%
350,525	DigitalGlobe Inc.*	$9,426
236,816	Textron Inc.	10,079

		19,505

AIRLINES—1.1%
102,108	Spirit Airlines Inc.*	7,570

AUTOMOBILES—2.2%
182,165	Harley-Davidson Inc.	11,239
20,273	Tesla Motors Inc.*	4,128

		15,367

BEVERAGES—1.2%
73,413	Monster Beverage Corp.*	8,586

BIOTECHNOLOGY—3.0%
33,867	Alnylam Pharmaceuticals Inc.*	3,178
66,731	Incyte Corp.*	5,319
59,909	Isis Pharmaceuticals Inc.*	4,104
19,826	Regeneron Pharmaceuticals Inc.*	8,261

		20,862

CAPITAL MARKETS—2.3%
195,486	Julius Baer Group Ltd. (SWS)*	7,953
117,386	Northern Trust Corp.	7,675

		15,628

CHEMICALS—1.6%
375,524	Platform Specialty Products Corp.*	7,886
147,875	Platform Specialty Products Corp. PIPE*,1 .	3,048

		10,934

COMMUNICATIONS EQUIPMENT—3.0%
124,900	Arista Networks Inc.*	7,884
63,501	F5 Networks Inc.*	7,088
324,200	Nomad Holdings Ltd. (VG)*	3,233
93,173	Ubiquiti Networks Inc.	2,450

		20,655

CONSTRUCTION & ENGINEERING—1.4%
388,626	AECOM Technology Corp.*	9,879

CONSTRUCTION MATERIALS—1.2%
74,662	Martin Marietta Materials Inc.	8,044

ELECTRICAL EQUIPMENT—3.0%
72,660	Acuity Brands Inc.	10,891
222,942	Generac Holdings Inc.*	9,752

		20,643

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.8%
236,896	Cognex Corp.*	8,706
160,462	TE Connectivity Ltd. (SWS)	10,653

		19,359

FOOD & STAPLES RETAILING—1.4%
191,808	Whole Foods Market Inc.	9,992

FOOD PRODUCTS—0.1%
22,948	Diamond Foods Inc.*	564

HEALTH CARE EQUIPMENT & SUPPLIES—6.2%
82,995	Becton Dickinson And Co.	11,460
247,490	DexCom Inc.*	14,795
109,464	HeartWare International Inc.*	9,143
247,931	Insulet Corp.*	7,287

		42,685

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

HEALTH CARE PROVIDERS & SERVICES—1.2%
240,351	Envision Healthcare Holdings Inc.*	$8,263

HEALTH CARE TECHNOLOGY—2.4%
104,862	Cerner Corp.*	6,958
330,263	Veeva Systems Inc.*	9,498

		16,456

HOTELS, RESTAURANTS & LEISURE—7.5%
19,697	Chipotle Mexican Grill Inc.*	13,982
412,276	Diamond Resorts International Inc.*	11,700
312,658	Hilton Worldwide Holdings Inc.*	8,120
58,213	Panera Bread Co.*	10,005
98,031	Wyndham Worldwide Corp.	8,214

		52,020

HOUSEHOLD DURABLES—4.6%
128,729	GoPro Inc.*	6,404
74,970	Harman International Industries Inc.	9,718
100,134	Jarden Corp.*	4,809
54,697	Whirlpool Corp.	10,889

		31,820

INSURANCE—1.2%
335,150	Assured Guaranty Ltd. (BM)	8,184

INTERNET & CATALOG RETAIL—4.2%
45,405	Netflix Inc.*	20,060
48,498	TripAdvisor Inc.*	3,250
306,658	zulily Inc.*	5,673

		28,983

INTERNET SOFTWARE & SERVICES—6.8%
176,794	Akamai Technologies Inc.*	10,282
45,026	CoStar Group Inc.*	8,308
34,313	Equinix Inc.	7,441
18,100	New Relic Inc.*	562
102,786	Shutterstock Inc.*	5,786
108,754	Yelp Inc.*	5,706
90,396	Zillow Inc.*	8,761

		46,846

MEDIA—1.7%
347,018	IMAX Corp. (CAN)*	11,566

OIL, GAS & CONSUMABLE FUELS—2.8%
90,459	Diamondback Energy Inc.*	6,241
89,985	Energen Corp.	5,707
47,648	Pioneer Natural Resources Co.	7,172

		19,120

PHARMACEUTICALS—3.4%
43,607	Actavis plc*	11,623
112,200	Ono Pharmaceutical Co. Ltd. (JP)	11,808

		23,431

PROFESSIONAL SERVICES—1.4%
84,309	IHS Inc.*	9,707

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.4%
485,110	Paramount Group Inc.*	9,387

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
276,185	CBRE Group Inc.*	8,932

ROAD & RAIL—2.2%
63,003	Kansas City Southern	6,936
123,479	Landstar System Inc.	7,913

		14,849

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.7%
75,272	First Solar Inc.*	3,186
37,300	Freescale Semiconductor Ltd. (BM)*	1,197
156,955	NXP Semiconductors NV (NET)*	12,453
239,500	Sumco Corp. (JP)	4,019
242,751	SunEdison Inc.*	4,547

		25,402

SOFTWARE—5.7%
439,568	Cadence Design Systems Inc.*	7,908
66,319	FactSet Research Systems Inc.	9,523
122,101	Mobileye NV (NET)*	4,809
29,505	ServiceNow Inc.*	2,151
173,067	Solera Holdings Inc.	8,930
57,071	Tyler Technologies Inc.*	6,054

		39,375

SPECIALTY RETAIL—2.8%
76,029	Advance Auto Parts Inc.	12,089
76,060	Ross Stores Inc.	6,975

		19,064

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
61,684	Stratasys Ltd. (IL)*	4,903

TEXTILES, APPAREL & LUXURY GOODS—2.5%
260,615	Kate Spade & Co.*	8,217
2,024,430	Samsonite International SA (HK)	6,144
129,337	Vince Holding Corp.*	3,033

		17,394

TRADING COMPANIES & DISTRIBUTORS—2.8%
237,468	Fastenal Co.	10,543
306,716	HD Supply Holdings Inc.*	8,843

		19,386

TOTAL COMMON STOCKS (Cost $582,980)		645,361

RIGHTS/WARRANTS—0.0%
(Cost $3)
No. of Contracts
COMMUNICATIONS EQUIPMENT—0.0%
324,200	Nomad Holdings Ltd. (VG) $11.50—04/10/2017	99

5

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—6.2%
(Cost $42,998)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$42,998	Repurchase Agreement with Bank of America dated January 30, 2015 due February 02, 2015 at 0.040% collateralized by U.S. Treasury Notes (market value $43,887)	$42,998

TOTAL INVESTMENTS—99.8% (Cost $625,981)		688,458

CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		1,423

TOTAL NET ASSETS—100.0%		$689,881

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$19,505	$—	$—	$19,505
Airlines	7,570	—	—	7,570
Automobiles	15,367	—	—	15,367
Beverages	8,586	—	—	8,586
Biotechnology	20,862	—	—	20,862
Capital Markets	7,675	7,953	—	15,628
Chemicals	7,886	3,048	—	10,934
Communications Equipment	17,422	3,233	—	20,655
Construction & Engineering	9,879	—	—	9,879
Construction Materials	8,044	—	—	8,044
Electrical Equipment	20,643	—	—	20,643
Electronic Equipment, Instruments & Components	19,359	—	—	19,359
Food & Staples Retailing	9,992	—	—	9,992
Food Products	564	—	—	564
Health Care Equipment & Supplies	42,685	—	—	42,685
Health Care Providers & Services	8,263	—	—	8,263
Health Care Technology	16,456	—	—	16,456
Hotels, Restaurants & Leisure	52,020	—	—	52,020
Household Durables	31,820	—	—	31,820
Insurance	8,184	—	—	8,184
Internet & Catalog Retail	28,983	—	—	28,983
Internet Software & Services	46,846	—	—	46,846
Media	11,566	—	—	11,566
Oil, Gas & Consumable Fuels	19,120	—	—	19,120
Pharmaceuticals	11,623	11,808	—	23,431
Professional Services	9,707	—	—	9,707
Real Estate Investment Trusts (REITs)	9,387	—	—	9,387
Real Estate Management & Development	8,932	—	—	8,932
Road & Rail	14,849	—	—	14,849
Semiconductors & Semiconductor Equipment	21,383	4,019	—	25,402
Software	39,375	—	—	39,375
Specialty Retail	19,064	—	—	19,064
Technology Hardware, Storage & Peripherals	4,903	—	—	4,903
Textiles, Apparel & Luxury Goods	11,250	6,144	—	17,394
Trading Companies & Distributors	19,386	—	—	19,386
Rights/Warrants
Communications Equipment	99	—	—	99
Short-Term Investments
Repurchase Agreements	—	42,998	—	42,998

Total Investments in Securities	$609,255	$79,203	$—	$688,458

6

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$99	$—

*	Non-income producing security.

1	PIPE after the name of a security stands for Private Investment in Public Equity and there are some restrictions on reselling this security within a certain period.

BM	Bermuda.

CAN	Canada.

HK	Hong Kong.

IL	Israel.

JP	Japan.

NET	Netherlands.

SWS	Switzerland.

VG	Virgin Islands.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.6%)

COMMON STOCKS—96.4%

Shares		Value (000s)
AEROSPACE & DEFENSE—1.6%
221,080	Hexcel Corp.	$9,778

AIR FREIGHT & LOGISTICS—1.0%
163,566	XPO Logistics Inc.*	6,018

AIRLINES—1.3%
470,560	JetBlue Airways Corp.*	7,901

BANKS—1.2%
190,970	East West Bancorp Inc.	6,909

BIOTECHNOLOGY—9.8%
269,620	Aegerion Pharmaceuticals Inc.*	6,261
364,865	AMAG Pharmaceuticals Inc.*	16,123
751,900	ARIAD Pharmaceuticals Inc.*	4,850
382,362	ChemoCentryx Inc.*	3,143
71,798	Coherus Biosciences Inc.*	1,611
496,002	Dynavax Technologies Corp.*	8,482
294,090	Prothena Corp. plc (IE)*	6,655
219,650	PTC Therapeutics Inc.*	12,061

		59,186

CAPITAL MARKETS—2.4%
491,160	BGC Partners Inc.	3,846
106,570	LPL Financial Holdings Inc.	4,385
130,980	Stifel Financial Corp.*	6,176

		14,407

CHEMICALS—2.7%
332,120	Chemtura Corp.*	7,237
165,353	PolyOne Corp.	5,885
223,920	Trinseo SA (LUX)*	3,415

		16,537

COMMERCIAL SERVICES & SUPPLIES—0.6%
230,832	Steelcase Inc.	3,896

COMMUNICATIONS EQUIPMENT—2.0%
394,810	Finisar Corp.*	7,162
455,365	Ruckus Wireless Inc.*	4,822

		11,984

DIVERSIFIED CONSUMER SERVICES—2.4%
176,330	Bright Horizons Family Solutions Inc.*	8,561
137,080	Sotheby’s	5,832

		14,393

DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
205,010	Cogent Communications Holdings Inc.	7,598

ELECTRICAL EQUIPMENT—1.0%
134,231	Power Solutions International Inc.*	5,936

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
239,620	Benchmark Electronics Inc.*	5,806

ENERGY EQUIPMENT & SERVICES—1.5%
97,210	Oil States International Inc.*	3,993
253,210	Superior Energy Services Inc.	5,064

		9,057

FOOD PRODUCTS—1.8%
211,920	B&G Foods Inc.	6,324
425,520	Boulder Brands Inc.*	4,268

		10,592

8

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
HEALTH CARE EQUIPMENT & SUPPLIES—5.0%
342,515	Masimo Corp.*	$8,741
190,566	STERIS Corp.	12,429
143,330	Tandem Diabetes Care Inc.*	1,761
297,136	Wright Medical Group Inc.*	7,253

		30,184

HEALTH CARE PROVIDERS & SERVICES—4.9%
106,575	ExamWorks Group Inc.*	3,939
68,544	MWI Veterinary Supply Inc.*	13,001
247,108	Team Health Holdings Inc.*	12,775

		29,715

HOTELS, RESTAURANTS & LEISURE—4.5%
327,440	Bloomin’ Brands Inc.*	8,093
140,834	Dave & Buster’s Entertainment Inc.*	4,048
175,520	Del Frisco’s Restaurant Group Inc.*	3,480
87,050	Papa John’s International Inc.	5,524
68,725	Vail Resorts Inc.	6,031

		27,176

HOUSEHOLD DURABLES—1.1%
981,920	Standard Pacific Corp.*	6,893

INSURANCE—1.4%
368,130	CNO Financial Group Inc.	5,713
164,140	National General Holdings Corp.	2,950

		8,663

INTERNET & CATALOG RETAIL—1.2%
169,410	Shutterfly Inc.*	7,432

INTERNET SOFTWARE & SERVICES—3.1%
54,210	Cornerstone OnDemand Inc.*	1,786
35,567	CoStar Group Inc.*	6,562
105,967	Demandware Inc.*	5,676
171,450	HomeAway Inc.*	4,370

		18,394

IT SERVICES—1.6%
129,354	InterXion Holding NV (NET)*	3,530
66,603	WEX Inc.*	6,131

		9,661

LEISURE PRODUCTS—2.2%
184,874	Brunswick Corp.	10,035
142,980	Malibu Boats Inc.*	3,120

		13,155

LIFE SCIENCES TOOLS & SERVICES—2.4%
252,799	ICON plc (IE)*	14,258

MARINE—0.6%
111,250	Matson Inc.	3,866

MEDIA—0.7%
439,301	Cumulus Media Inc.*	1,529
31,572	Rentrak Corp.*	2,429

		3,958

METALS & MINING—0.5%
108,410	TimkenSteel Corp.	2,927

OIL, GAS & CONSUMABLE FUELS—2.8%
344,142	Navigator Holdings Ltd. (UK)*	5,737
134,130	Tesoro Corp.	10,962

		16,699

PAPER & FOREST PRODUCTS—0.7%
137,482	KapStone Paper and Packaging Corp.	4,107

PHARMACEUTICALS—0.6%
363,909	Cardiome Pharma Corp. (CAN)*	3,639

PROFESSIONAL SERVICES—4.4%
131,178	Corporate Executive Board Co.	8,988
146,949	Huron Consulting Group Inc.*	11,053
119,380	WageWorks Inc.*	6,571

		26,612

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.8%
61,024	National Health Investors Inc.	4,562

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
288,995	Alexander & Baldwin Inc.	11,057

ROAD & RAIL—3.9%
126,705	Genesee & Wyoming Inc.*	10,447
114,093	Saia Inc.*	4,804
278,020	Werner Enterprises Inc.	7,932

		23,183

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.7%
396,994	Advanced Energy Industries Inc.*	9,528
135,112	Cavium Inc.*	7,946
244,560	Cirrus Logic Inc.*	6,481
128,930	Monolithic Power Systems Inc.	6,123
84,047	Qorvo Inc.*	6,208
144,680	Silicon Motion Technology Corp. ADR (CYM)[1]	4,031

		40,317

SOFTWARE—4.8%
233,886	Cadence Design Systems Inc.*	4,208
422,420	Fortinet Inc.*	12,628
221,280	Qlik Technologies Inc.*	6,284
40,169	Ultimate Software Group Inc.*	5,946

		29,066

SPECIALTY RETAIL—4.8%
80,700	Five Below Inc.*	2,689
91,520	Lithia Motors Inc.	7,752
178,975	Rent-A-Center Inc.	6,135
143,380	Restoration Hardware Holdings Inc.*	12,550

		29,126

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.2%
186,500	Electronics For Imaging Inc.*	7,208

TRADING COMPANIES & DISTRIBUTORS—3.1%
154,359	Rush Enterprises Inc.*	4,322
129,545	Watsco Inc.	14,102

		18,424

TOTAL COMMON STOCKS (Cost $465,209)		580,280

9

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—2.9%
(Cost $17,746)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$17,746	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $18,104)	$17,746

TOTAL INVESTMENTS—99.3% (Cost $482,955)		598,026

CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		4,221

TOTAL NET ASSETS—100.0%		$602,247

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $17,746 are classified as Level 2. All other holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada.

CYM	Cayman Islands.

IE	Ireland.

LUX	Luxembourg.

NET	Netherlands.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Small Cap Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.4%)

COMMON STOCKS—97.6%

Shares		Value (000s)
AEROSPACE & DEFENSE—1.5%
65,201	DigitalGlobe Inc.*	$1,753

AIR FREIGHT & LOGISTICS—0.8%
17,961	Park-Ohio Holdings Corp.	960

AUTO COMPONENTS—1.2%
40,865	Fox Factory Holding Corp.*	621
30,263	Motorcar Parts of America Inc.*	790

		1,411

BANKS—0.9%
16,731	South State Corp.	999

BIOTECHNOLOGY—1.6%
194,374	ARIAD Pharmaceuticals Inc.*	1,254
15,378	BioSpecifics Technologies Corp.*	605

		1,859

BUILDING PRODUCTS—0.6%
8,365	Nortek Inc.*	639

CAPITAL MARKETS—0.6%
18,207	Financial Engines Inc.	654

COMMERCIAL SERVICES & SUPPLIES—3.1%
28,049	Healthcare Services Group Inc.	884
234,710	InnerWorkings Inc.*	1,204
37,768	Mobile Mini Inc.	1,371

		3,459

COMMUNICATIONS EQUIPMENT—4.5%
117,854	Aruba Networks Inc.*	1,954
51,423	Finisar Corp.*	933
98,786	Ixia*	1,001
136,554	Procera Networks Inc.*	1,199

		5,087

CONSTRUCTION MATERIALS—1.3%
23,128	Caesarstone Sdot-Yam Ltd. (IL)*	1,436

CONSUMER FINANCE—0.9%
28,664	Encore Capital Group Inc.*	1,067

DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
120,807	Iridium Communications Inc.*	1,028

ELECTRICAL EQUIPMENT—0.8%
21,451	Power Solutions International Inc.*	949

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
7,377	FARO Technologies Inc.*	408
18,472	OSI Systems Inc.*	1,293

		1,701

ENERGY EQUIPMENT & SERVICES—0.5%
23,731	US Silica Holdings Inc.	598

FOOD PRODUCTS—1.3%
85,956	Boulder Brands Inc.*	862
56,344	Inventure Foods Inc.*	573

		1,435

HEALTH CARE EQUIPMENT & SUPPLIES—8.3%
162,880	Accuray Inc.*	1,200
318,214	Cerus Corp.*	1,699
16,116	Cyberonics Inc.*	896
53,145	Cynosure Inc.*	1,606

11

Harbor Small Cap Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
63,356	Merit Medical Systems Inc.*	$971
72,824	Novadaq Technologies Inc. (CAN)*	1,036
16,116	STERIS Corp.	1,051
38,121	Wright Medical Group Inc.*	931

		9,390

HEALTH CARE PROVIDERS & SERVICES—2.0%
51,300	AMN Healthcare Services Inc.*	965
33,947	ExamWorks Group Inc.*	1,255

		2,220

HEALTH CARE TECHNOLOGY—2.9%
85,500	Allscripts Healthcare Solutions Inc.*	1,018
60,650	HMS Holdings Corp.*	1,200
64,094	Quality Systems Inc.	1,044

		3,262

HOTELS, RESTAURANTS & LEISURE—6.7%
86,361	Belmond Ltd. (BM)*	949
14,517	Churchill Downs Inc.	1,379
44,934	Del Frisco’s Restaurant Group Inc.*	891
60,034	La Quinta Holdings Inc.*	1,221
48,835	Penn National Gaming Inc.*	731
10,889	Popeyes Louisiana Kitchen Inc.*	625
11,526	Red Robin Gourmet Burgers Inc.*	893
10,457	Vail Resorts Inc.	918

		7,607

HOUSEHOLD DURABLES—0.7%
50,964	Century Communities Inc.*	821

INSURANCE—1.7%
21,529	Argo Group International Holdings Ltd. (BM)	1,151
44,165	National General Holdings Corp.	794

		1,945

INTERNET & CATALOG RETAIL—4.4%
88,821	EVINE Live Inc.*	557
46,010	NutriSystem Inc.	820
87,591	RetailMeNot Inc.*	1,360
51,300	Shutterfly Inc.*	2,251

		4,988

INTERNET SOFTWARE & SERVICES—9.2%
50,094	Dealertrack Technologies Inc.*	2,014
128,668	Gogo Inc.*	1,870
36,754	HomeAway Inc.*	937
22,390	LogMeIn Inc.*	1,065
66,801	Perficient Inc.*	1,202
40,351	Textura Corp.*	1,006
59,788	WebMD Health Corp.*	2,317

		10,411

IT SERVICES—4.3%
35,061	Blackhawk Network Holdings Inc.*	1,161
37,499	ExlService Holdings Inc.*	1,102
40,720	InterXion Holding NV (NET)*	1,111
67,718	WNS Holdings Ltd. ADR (IND)*,1	1,523

		4,897

LIFE SCIENCES TOOLS & SERVICES—0.8%
23,149	Fluidigm Corp.*	892

MACHINERY—3.7%
35,676	Barnes Group Inc.	1,225
15,993	CIRCOR International Inc.	790
113,549	Mueller Water Products Inc.	1,162
35,676	TriMas Corp.*	963

		4,140

MEDIA—2.6%
28,558	AMC Entertainment Holdings Inc.	803
53,633	MDC Partners Inc. (CAN)	1,282
63,191	National CineMedia Inc.	910

		2,995

MULTILINE RETAIL—1.1%
73,298	Tuesday Morning Corp.*	1,297

PERSONAL PRODUCTS—0.7%
81,809	IGI Laboratories Inc.*	815

PHARMACEUTICALS—2.9%
31,276	Depomed Inc.*	572
49,332	Medicines Co.*	1,414
150,575	Pernix Therapeutics Holdings Inc.*	1,251

		3,237

PROFESSIONAL SERVICES—8.4%
21,687	Corporate Executive Board Co.	1,486
29,071	FTI Consulting Inc.*	1,182
73,031	Korn/Ferry International*	2,081
50,355	On Assignment Inc.*	1,769
38,099	TrueBlue Inc.*	841
40,351	WageWorks Inc.*	2,221

		9,580

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
35,922	Marcus & Millichap Inc.*	1,231

ROAD & RAIL—1.6%
22,390	ArcBest Corp.	834
113,795	Quality Distribution Inc.*	949

		1,783

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.1%
124,252	Maxlinear Inc.*	1,000
47,920	Microsemi Corp.*	1,335

		2,335

SOFTWARE—5.2%
38,137	FleetMatics Group plc (IE)*	1,350
37,645	Qlik Technologies Inc.*	1,069
65,447	Synchronoss Technologies Inc.*	2,780
71,598	TiVo Inc.*	749

		5,948

SPECIALTY RETAIL—1.3%
39,588	Francesca’s Holdings Corp.*	628
10,004	Lithia Motors Inc.	847

		1,475

TEXTILES, APPAREL & LUXURY GOODS—0.6%
27,670	Vince Holding Corp.*	649

THRIFTS & MORTGAGE FINANCE—1.0%
27,480	LendingTree Inc.*	1,132

12

Harbor Small Cap Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
TRADING COMPANIES & DISTRIBUTORS—2.3%
79,569	H&E Equipment Services Inc.	$1,396
51,300	Houston Wire & Cable Co.	568
22,428	Rush Enterprises Inc.*	628

		2,592

TOTAL COMMON STOCKS (Cost $114,602)		110,677

SHORT-TERM INVESTMENTS—0.9%
(Cost $1,016)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$1,016	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $1,041)	1,016

TOTAL INVESTMENTS—98.5% (Cost $115,618)		111,693

CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		1,752

TOTAL NET ASSETS—100.0%		$113,445

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $1,016 are classified as Level 2. All other holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

BM	Bermuda.

CAN	Canada.

IE	Ireland.

IL	Israel.

IND	India.

NET	Netherlands.

The accompanying notes are an integral part of the Portfolio of Investments.

13

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.5%)

COMMON STOCKS—97.5%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.7%
47,800	General Dynamics Corp.	$6,367

BANKS—12.7%
679,456	Banco Santander SA ADR (SP)[1]	4,545
387,100	Bank of America Corp.	5,865
103,000	First Republic Bank	5,245
106,100	JP Morgan Chase & Co.	5,770
40,900	M&T Bank Corp.	4,628
809,000	Mitsubishi UFJ Financial Group Inc. ADR (JP)[1]	4,288

		30,341

BEVERAGES—2.4%
48,100	Diageo plc ADR (UK)[1]	5,682

CHEMICALS—3.9%
116,200	Dow Chemical Co.	5,247
39,200	Ecolab Inc.	4,068

		9,315

CONSTRUCTION MATERIALS—2.1%
46,400	Martin Marietta Materials Inc.	4,999

ELECTRIC UTILITIES—3.0%
167,200	ITC Holdings Corp.	7,113

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.7%
132,600	TE Connectivity Ltd. (SWS)	8,803

ENERGY EQUIPMENT & SERVICES—2.0%
115,900	Halliburton Co.	4,635

FOOD & STAPLES RETAILING—3.2%
102,500	Walgreens Boots Alliance Inc.	7,559

FOOD PRODUCTS—7.0%
44,800	Hershey Co.	4,579
159,100	Mondelez International Inc.	5,607
151,200	Unilever NV (NET)	6,557

		16,743

GAS UTILITIES—2.1%
80,000	National Fuel Gas Co.	5,074

HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
106,600	Medtronic plc (IE)	7,611

HOUSEHOLD DURABLES—3.1%
166,500	Lennar Corp.	7,478

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.6%
308,400	AES Corp.	3,769

INDUSTRIAL CONGLOMERATES—2.2%
217,900	General Electric Co.	5,206

INTERNET SOFTWARE & SERVICES—2.7%
119,200	eBay Inc.*	6,318

MACHINERY—6.2%
52,400	Deere & Co.	4,464
63,100	Illinois Tool Works Inc.	5,874
103,400	Oshkosh Corp.	4,431

		14,769

MEDIA—3.4%
103,000	Time Warner Inc.	8,027

OIL, GAS & CONSUMABLE FUELS—4.6%
95,400	Phillips 66	6,709
28,600	Pioneer Natural Resources Co.	4,305

		11,014

PERSONAL PRODUCTS—1.7%
217,913	Coty Inc.*	4,145

PHARMACEUTICALS—8.3%
111,900	AbbVie Inc.	6,753
109,000	Hospira Inc.*	6,914
61,600	Novartis AG ADR (SWS)[1]	6,000

		19,667

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.6%
114,600	Texas Instruments Inc.	6,125

SOFTWARE—7.5%
94,800	Adobe Systems Inc.*	6,648
139,200	Microsoft Corp.	5,624
136,100	Oracle Corp.	5,701

		17,973

SPECIALTY RETAIL—3.4%
77,800	Home Depot Inc.	8,124

14

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.2%
205,300	EMC Corp.	$5,323

TOTAL COMMON STOCKS (Cost $183,804)		232,180

SHORT-TERM INVESTMENTS—2.5%
(Cost $5,926)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$5,926	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $6,047)	5,926

TOTAL INVESTMENTS—100.0% (Cost $189,730)		238,106

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		83

TOTAL NET ASSETS—100.0%		$238,189

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $5,926 are classified as Level 2. All other holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

IE	Ireland.

JP	Japan.

NET	Netherlands.

SP	Spain.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

15

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.3%)

COMMON STOCKS—98.7%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.8%
11,700	Alliant Techsystems Inc.	$1,525
11,300	Engility Holdings Inc.*	451
115,100	Exelis Inc.	1,969
25,500	Huntington Ingalls Industries Inc.	2,973
11,400	Northrop Grumman Corp.	1,789
11,800	Raytheon Co.	1,181
21,600	Triumph Group Inc.	1,232
3,511	Vectrus Inc.*	98

		11,218

AIR FREIGHT & LOGISTICS—0.4%
39,000	Atlas Air Worldwide Holdings Inc.*	1,763

AIRLINES—0.7%
161,000	JetBlue Airways Corp.*	2,703

AUTO COMPONENTS—2.9%
75,200	American Axle & Manufacturing Holdings Inc.*	1,831
12,800	Autoliv Inc.	1,357
114,600	Goodyear Tire & Rubber Co.	2,778
31,400	Lear Corp.	3,151
25,200	TRW Automotive Holdings Corp.*	2,600

		11,717

BANKS—5.6%
59,200	Banco Latinoamericano de Comercio Exterior SA (PA)	1,650
98,700	CIT Group Inc.	4,325
157,600	Fifth Third Bancorp.	2,726
189,300	Huntington Bancshares Inc.	1,897
204,300	KeyCorp.	2,654
72,500	NBT Bancorp Inc.	1,668
4,800	PNC Financial Services Group Inc.	406
289,400	Regions Financial Corp.	2,518
118,200	SunTrust Banks Inc.	4,541

		22,385

BIOTECHNOLOGY—1.0%
9,900	Myriad Genetics Inc.*	371
25,700	United Therapeutics Corp.*	3,627

		3,998

CAPITAL MARKETS—0.9%
19,400	Ameriprise Financial Inc.	2,424
13,400	State Street Corp.	958

		3,382

CHEMICALS—4.0%
32,500	Cabot Corp.	1,378
46,000	Celanese Corp.	2,473
12,100	CF Industries Holdings Inc.	3,695
63,000	Eastman Chemical Co.	4,466
127,200	Huntsman Corp.	2,793
48,600	Olin Corp.	1,219

		16,024

COMMERCIAL SERVICES & SUPPLIES—1.7%
49,600	ADT Corp.	1,706
73,900	Brink’s Co.	1,656
77,000	Pitney Bowes Inc.	1,846
87,100	R.R. Donnelley & Sons Co.	1,435

		6,643

COMMUNICATIONS EQUIPMENT—2.3%
284,300	Brocade Communications Systems Inc.	3,161
25,600	Harris Corp.	1,719
89,900	Juniper Networks Inc.	2,043
67,900	NETGEAR Inc.*	2,293

		9,216

16

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
CONSTRUCTION & ENGINEERING—0.2%
42,500	Tutor Perini Corp.*	$923

CONSUMER FINANCE—1.3%
44,700	Discover Financial Services	2,431
75,900	Navient Corp.	1,498
23,100	Nelnet Inc.	1,011
31,400	SLM Corp.	286

		5,226

CONTAINERS & PACKAGING—1.8%
67,400	Avery Dennison Corp.	3,523
29,100	Owens-Illinois Inc.*	679
42,800	Rock-Tenn Co.	2,778

		6,980

ELECTRIC UTILITIES—4.8%
32,900	American Electric Power Co. Inc.	2,066
58,500	Edison International	3,987
58,600	Entergy Corp.	5,128
123,000	FirstEnergy Corp.	4,961
79,600	Portland General Electric Co.	3,160

		19,302

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.2%
43,000	Avnet Inc.	1,790
132,800	Corning Inc.	3,157
397,800	Flextronics International Ltd. (SGP)*	4,423
30,800	Ingram Micro Inc.*	776
44,200	TE Connectivity Ltd. (SWS)	2,934
24,200	Tech Data Corp.*	1,382
154,200	Vishay Intertechnology Inc.	2,100

		16,562

ENERGY EQUIPMENT & SERVICES—1.6%
37,800	Atwood Oceanics Inc.	1,080
49,700	Ensco plc (UK)	1,394
17,000	Helmerich & Payne Inc.	1,013
136,300	Hercules Offshore Inc.*	98
94,400	Noble Corp. plc (UK)	1,531
21,633	Paragon Offshore plc (UK)	45
61,700	Superior Energy Services Inc.	1,234

		6,395

FOOD & STAPLES RETAILING—1.2%
42,333	Kroger Co.	2,923
195,800	SUPERVALU Inc.*	1,907

		4,830

FOOD PRODUCTS—3.2%
28,500	Archer Daniels Midland Co.	1,329
31,800	Bunge Ltd. (BM)	2,847
67,500	ConAgra Foods Inc.	2,391
44,600	Fresh Del Monte Produce Inc.	1,500
23,200	Ingredion Inc.	1,871
190	Seaboard Corp.*	727
49,000	Tyson Foods Inc.	1,913

		12,578

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
9,800	Zimmer Holdings Inc.	1,099

HEALTH CARE PROVIDERS & SERVICES—4.3%
22,400	Aetna Inc.	2,057
8,900	Chemed Corp.	900
56,700	CIGNA Corp.	6,058
56,461	HealthSouth Corp.	2,490
44,000	Quest Diagnostics Inc.	3,127
HEALTH CARE PROVIDERS & SERVICES—Continued
97,800	Select Medical Holdings Corp.	1,322
43,400	Triple-S Management Corp. (PRI)*	1,045

		16,999

HOTELS, RESTAURANTS & LEISURE—0.5%
36,000	Brinker International Inc.	2,103

HOUSEHOLD DURABLES—1.4%
27,600	Whirlpool Corp.	5,495

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.9%
296,100	AES Corp.	3,618

INSURANCE—11.2%
17,800	Aflac Inc.	1,016
31,500	Allied World Assurance Co. Holdings AG (SWS)	1,218
15,600	Allstate Corp.	1,089
25,100	American Equity Investment Life Holding Co.	640
36,700	American Financial Group Inc.	2,130
41,500	AmTrust Financial Services Inc.	2,101
33,300	Aspen Insurance Holdings Ltd. (BM)	1,442
51,900	Axis Capital Holdings Ltd. (BM)	2,642
44,100	Endurance Specialty Holdings Ltd. (BM)	2,695
21,800	Everest Re Group Ltd. (BM)	3,736
77,200	Hartford Financial Services Group Inc.	3,003
46,134	Horace Mann Educators Corp.	1,406
59,800	Lincoln National Corp.	2,989
133,300	Maiden Holdings Ltd. (BM)	1,666
19,000	PartnerRe Ltd. (BM)	2,173
35,600	Principal Financial Group Inc.	1,671
33,000	StanCorp Financial Group Inc.	2,047
80,741	Universal Insurance Holdings Inc.	1,876
101,700	Unum Group	3,159
77,600	Validus Holdings Ltd. (BM)	3,077
89,700	XL Group plc (IE)	3,094

		44,870

INTERNET SOFTWARE & SERVICES—0.3%
154,500	Dice Holdings Inc.*	1,278

IT SERVICES—2.6%
74,000	Amdocs Ltd.	3,565
96,200	Convergys Corp.	1,843
378,100	Xerox Corp.	4,980

		10,388

LEISURE PRODUCTS—0.3%
106,900	Smith & Wesson Holding Corp.*	1,315

MACHINERY—2.8%
42,500	AGCO Corp.	1,842
86,500	Briggs & Stratton Corp.	1,593
161,900	Meritor Inc.*	2,072
33,300	Oshkosh Corp.	1,427
55,300	Timken Co.	2,102
74,200	Trinity Industries Inc.	1,964

		11,000

MEDIA—0.9%
33,800	Gannett Co. Inc.	1,048
108,500	Journal Communications Inc.*	1,090
55,200	Starz*	1,630

		3,768

METALS & MINING—0.3%
9,200	Cliffs Natural Resources Inc.	59
22,400	Reliance Steel & Aluminum Co.	1,173

		1,232

17

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
MULTILINE RETAIL—3.2%
15,900	Dillard’s Inc.	$1,806
102,200	Kohl’s Corp.	6,103
74,100	Macy’s Inc.	4,734

		12,643

MULTI-UTILITIES—3.9%
98,800	Ameren Corp.	4,474
55,900	Avista Corp.	2,075
123,900	Public Service Enterprise Group Inc.	5,288
56,700	SCANA Corp.	3,616

		15,453

OIL, GAS & CONSUMABLE FUELS—3.9%
53,500	Energy XXI Ltd. (BM)	157
19,500	Hess Corp.	1,316
39,500	Marathon Oil Corp.	1,051
49,200	Marathon Petroleum Corp.	4,556
36,500	Murphy Oil Corp.	1,639
50,400	Tesoro Corp.	4,119
54,200	Valero Energy Corp. plc	2,866

		15,704

PAPER & FOREST PRODUCTS—0.9%
98,600	Domtar Corp.	3,776

PERSONAL PRODUCTS—0.2%
8,400	USANA Health Sciences Inc.*	824

REAL ESTATE INVESTMENT TRUSTS (REITs)—11.3%
242,900	Annaly Capital Management Inc.	2,565
181,700	Brandywine Realty Trust	3,018
97,600	Capstead Mortgage Corp.	1,173
234,400	CBL & Associates Properties Inc.	4,833
54,200	Digital Realty Trust Inc.	3,953
148,500	DuPont Fabros Technology Inc.	5,533
51,308	Equity Commonwealth*	1,352
153,800	Hersha Hospitality Trust	1,028
107,670	Hospitality Properties Trust	3,509
104,800	Inland Real Estate Corp.	1,193
89,300	Lexington Realty Trust	1,019
202,700	MFA Financial Inc.	1,589
91,600	OMEGA Healthcare Investors Inc.	4,018
61,100	PennyMac Mortgage Investment Trust	1,375
83,900	Rouse Properties Inc.	1,560
43,500	Select Income REIT	1,082
55,700	Senior Housing Properties Trust	1,297
162,500	Summit Hotel Properties Inc.	2,083
87,997	Sunstone Hotel Investors Inc.	1,500
121,000	Two Harbors Investment Corp.	1,249

		44,929

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
398,600	Amkor Technology Inc.*	2,531
83,600	Omnivision Technologies Inc.*	2,261

		4,792

SOFTWARE—1.3%
50,000	CA Inc.	1,515
154,400	Symantec Corp.	3,824

		5,339

SPECIALTY RETAIL—2.6%
64,500	Finish Line Inc.	1,522
37,400	Foot Locker Inc.	1,990
44,900	GameStop Corp.	1,583
94,900	Gap Inc.	3,909
SPECIALTY RETAIL—Continued
23,700	Outerwall Inc.*	1,471
20,500	RadioShack Corp.*	6

		10,481

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.7%
32,500	Lexmark International Inc.	1,297
65,160	NetApp Inc.	2,463
68,400	Seagate Technology plc (IE)	3,861
32,500	Western Digital Corp.	3,160

		10,781

THRIFTS & MORTGAGE FINANCE—1.0%
72,700	Home Loan Servicing Solutions Ltd.	877
63,100	Radian Group Inc.	994
116,000	Washington Federal Inc.	2,304

		4,175

TOBACCO—0.1%
5,300	Universal Corp.	213

TOTAL COMMON STOCKS (Cost $350,899)		394,120

SHORT-TERM INVESTMENTS—2.8%
(Cost $11,048)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$11,048	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $11,269)	11,048

TOTAL INVESTMENTS—101.5% (Cost $361,947)		405,168

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.5)%		(6,164)

TOTAL NET ASSETS—100.0%		$399,004

18

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $11,048 are classified as Level 2. All other holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

BM	Bermuda.

IE	Ireland.

PA	Panama.

PRI	Puerto Rico.

SGP	Singapore.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

19

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.3%)

COMMON STOCKS—96.7%

Shares		Value (000s)
AEROSPACE & DEFENSE—7.1%
552,815	Hexcel Corp.	$24,451
181,728	Moog Inc.*	12,775
138,547	Teledyne Technologies Inc.*	13,168

		50,394

BANKS—2.9%
173,630	First Interstate BancSystem Inc.	4,150
352,869	Trustmark Corp.	7,537
261,360	United Bankshares Inc.	8,837

		20,524

CAPITAL MARKETS—5.5%
250,163	Eaton Vance Corp.	10,069
318,323	Raymond James Financial Inc.	16,750
250,002	Stifel Financial Corp.*	11,788

		38,607

CHEMICALS—5.2%
161,417	Cabot Corp.	6,846
157,795	Scotts Miracle-Gro Co.	10,009
240,405	Valspar Corp.	20,057

		36,912

CONSUMER FINANCE—1.6%
349,165	Cash America International Inc.	7,263
190,570	Enova International Inc.*	3,668

		10,931

ELECTRICAL EQUIPMENT—4.2%
294,620	EnerSys	17,200
374,090	Franklin Electric Co. Inc.	12,798

		29,998

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—8.0%
473,008	Checkpoint Systems Inc.*	6,130
174,413	Coherent Inc.*	10,793
402,491	FLIR Systems Inc.	12,155
194,502	Itron Inc.*	7,237
137,653	Littelfuse Inc.	13,592
308,958	Sanmina Corp.*	6,544

		56,451

ENERGY EQUIPMENT & SERVICES—4.9%
281,131	Bristow Group Inc.	15,662
129,085	Core Laboratories NV	11,972
809,128	Newpark Resources Inc.*	6,991

		34,625

GAS UTILITIES—3.7%
194,214	South Jersey Industries Inc.	11,313
263,588	WGL Holdings Inc.	14,893

		26,206

HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
389,042	Cantel Medical Corp.	15,783

HEALTH CARE PROVIDERS & SERVICES—7.4%
143,005	Centene Corp.*	15,611
168,182	Healthways Inc.*	3,468
271,974	MEDNAX Inc.*	18,464
287,545	Molina Healthcare Inc.*	14,639

		52,182

HOTELS, RESTAURANTS & LEISURE—2.1%
43,733	International Speedway Corp.	1,272
243,860	Life Time Fitness Inc.*	13,332

		14,604

HOUSEHOLD DURABLES—1.3%
255,325	Meritage Homes Corp.*	9,296

INSURANCE—8.8%
505,874	American Equity Investment Life Holding Co.	12,905
226,680	Horace Mann Educators Corp.	6,907
214,169	Protective Life Corp.	14,981
172,995	Reinsurance Group of America Inc.	14,326
173,569	State Auto Financial Corp.	3,818
331,435	United Fire Group Inc.	9,260

		62,197

IT SERVICES—3.9%
182,930	Global Payments Inc.	15,972
451,504	Sapient Corp.*	11,224

		27,196

20

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

LIFE SCIENCES TOOLS & SERVICES—2.1%
141,430	Covance Inc.*	$15,021

MACHINERY—6.4%
200,499	Albany International Corp.	6,843
265,234	Altra Industrial Motion Corp.	6,777
167,645	Snap-on Inc.	22,248
242,980	Timken Co.	9,236

		45,104

METALS & MINING—0.5%
121,502	TimkenSteel Corp.	3,281

OIL, GAS & CONSUMABLE FUELS—0.7%
109,178	ONEOK Inc.	4,807
180,358	Swift Energy Co.*	384

		5,191

REAL ESTATE INVESTMENT TRUSTS (REITs)—3.1%
729,783	First Potomac Realty Trust	9,341
828,508	Medical Properties Trust Inc.	12,734

		22,075

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.1%
279,149	Cabot Microelectronics Corp.*	13,793
1,004,219	Entegris Inc.*	13,055
607,834	Fairchild Semiconductor International Inc.*	9,330
288,305	Monolithic Power Systems Inc.	13,691

		49,869

SOFTWARE—0.8%
334,280	Epiq Systems Inc.	5,833

THRIFTS & MORTGAGE FINANCE—0.8%
451,845	Astoria Financial Corp.	5,526

TRADING COMPANIES & DISTRIBUTORS—4.2%
291,815	CAI International Inc.*	6,120
271,272	GATX Corp.	15,503
201,211	TAL International Group Inc.*	8,179

		29,802

WIRELESS TELECOMMUNICATION SERVICES—2.2%
131,295	SBA Communications Corp.*	15,322

TOTAL COMMON STOCKS (Cost $446,870)		682,930

SHORT-TERM INVESTMENTS—3.2%
(Cost $22,767)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$22,767	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $23,225)	22,767

TOTAL INVESTMENTS—99.9% (Cost $469,637)		705,697

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		811

TOTAL NET ASSETS—100.0%		$706,508

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $22,767 are classified as Level 2. All other holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

21

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2015 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

22

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if

23

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Mid Cap Growth Fund purchased option contracts to manage its exposure to equity prices. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the

24

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Capital Appreciation Fund and Harbor Mid Cap Growth Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Securities Lending

Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor Capital Appreciation Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Prime Portfolio will maintain a stable net asset value and the Fund is subject to the risk of loss on the cash collateral invested. This collateral is recognized as a liability in the Statement of Assets and Liabilities. During the term of the loan, the Fund will continue to receive any interest or dividends, or amounts equivalent thereto, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Fund may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Net securities lending income is disclosed as such in the Statement of Operations. Securities loans may be terminated at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan at the time of default by the borrower. A Fund had sought to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to the lending agent, the lending agent may apply the proceeds of the cash

25

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the market value of the unreturned loaned securities. As of January 31, 2015, Harbor Capital Appreciation Fund had no securities out on loan.

New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which expands secured borrowing accounting for certain repurchase agreements. ASU 2014-11 will also require additional disclosures for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-11 will become effective for interim or annual periods beginning after December 15, 2014. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2015 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
GROWTH FUNDS
Harbor Capital Appreciation Fund	$16,263,942	$8,928,241	$(199,711)	$8,728,530
Harbor Mid Cap Growth Fund	625,981	92,869	(30,392)	62,477
Harbor Small Cap Growth Fund	482,955	139,783	(24,712)	115,071
Harbor Small Cap Growth Opportunities Fund	115,618	3,196	(7,121)	(3,925)
VALUE FUNDS
Harbor Large Cap Value Fund	$189,730	$51,573	$(3,197)	$48,376
Harbor Mid Cap Value Fund	361,947	58,567	(15,346)	43,221
Harbor Small Cap Value Fund	469,637	243,570	(7,510)	236,060

26

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.DE.0115

Quarterly Schedule of Portfolio Holdings

January 31, 2015

International & Global Funds

	Institutional Class	Administrative Class	Investor Class

Harbor International Fund	HAINX	HRINX	HIINX

Harbor International Growth Fund	HAIGX	HRIGX	HIIGX

Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX

Harbor Emerging Markets Equity Fund	HAEMX	HREMX	HIEEX

Harbor International Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 2.0%)

COMMON STOCKS—95.5%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.3%
80,837,163	Rolls-Royce Holdings plc (UK)*	$1,079,986

AUTO COMPONENTS—0.8%
292,254	Cie Generale des Etablissements Michelin (FR)	28,702
25,369,905	Pirelli & C. SpA (IT)	359,716

		388,418

AUTOMOBILES—2.0%
10,508,368	Daimler AG (GER)	951,688

BANKS—10.9%
119,151,743	Banco Bilbao Vizcaya Argentaria SA (SP)	1,017,836
84,494,361	Banco Santander SA (SP)	568,315
8,467,707	Bancolombia SA ADR (COL)[1]	391,801
17,307,860	Erste Group Bank AG (AUT)	374,701
24,795,775	Itau Unibanco Holding SA ADR (BR)[1]	300,525
1,074,879,979	Lloyds Banking Group plc (UK)*	1,190,767
47,668,664	Standard Chartered plc (UK)	635,656
34,547,343	United Overseas Bank Ltd. (SGP)	590,786

		5,070,387

BEVERAGES—8.8%
10,113,812	Anheuser-Busch InBev NV (BEL)	1,233,542
38,043,201	Diageo plc (UK)	1,126,103
10,734,208	Heineken NV (NET)	801,075
7,647,668	Pernod Ricard SA (FR)	917,015

		4,077,735

BUILDING PRODUCTS—1.2%
10,301,097	Compagnie de Saint-Gobain (FR)	438,834
5,454,100	LIXIL Group Corp. (JP)	106,268

		545,102

CAPITAL MARKETS—1.6%
44,703,650	UBS Group AG (SWS)*	749,280

CHEMICALS—4.4%
2,563,240	Air Liquide SA (FR)	323,144
4,801,614	Linde AG (GER)	919,847
2,531,149	Syngenta AG (SWS)	824,480

		2,067,471

CONSTRUCTION MATERIALS—2.8%
21,168,116	CRH plc (IE)	511,399
11,170,680	Holcim Ltd. (SWS)*	780,975

		1,292,374

DIVERSIFIED FINANCIAL SERVICES—1.5%
19,274,353	Investor AB (SW)	701,368

ELECTRICAL EQUIPMENT—5.1%
33,183,745	ABB Ltd. (SWS)*	637,998
9,164,331	Legrand SA (FR)	491,255
16,460,570	Schneider Electric SE (FR)*	1,237,370

		2,366,623

FOOD PRODUCTS—2.7%
5,579,524	Danone SA (FR)	374,446
11,790,409	Nestlé SA (SWS)	900,445

		1,274,891

HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
8,742,277	Essilor International SA (FR)	973,640

HEALTH CARE PROVIDERS & SERVICES—1.7%
4,366,990	Fresenius Medical Care AG & Co. KGaA (GER)	323,652
8,385,768	Fresenius SE & Co. KGaA (GER)	479,974

		803,626

HOTELS, RESTAURANTS & LEISURE—2.7%
6,283,149	Accor SA (FR)	312,379
130,380,700	Genting Bhd (MAL)	316,896
11,203,102	Las Vegas Sands Corp. (US)	609,113

		1,238,388

HOUSEHOLD PRODUCTS—1.4%
7,572,885	Reckitt Benckiser Group plc (UK)	640,930

INSURANCE—5.9%
6,365,290	Allianz SE (GER)	1,049,581
50,254,088	AXA SA (FR)	1,175,541
14,488,100	Tokio Marine Holdings Inc. (JP)	505,811

		2,730,933

MACHINERY—8.9%
31,731,795	Atlas Copco AB (SW)	939,535
6,532,300	FANUC Corp. (JP)	1,097,030
21,537,300	Komatsu Ltd. (JP)	422,334
37,048,703	Sandvik AB (SW)	388,885
2,632,700	SMC Corp. (JP)	706,003
49,961,776	Volvo AB (SW)	584,915

		4,138,702

1

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
MEDIA—1.6%
11,185,700	Dentsu Inc. (JP)	$459,402
8,446,271	JCDecaux SA (FR)	303,902

		763,304

METALS & MINING—2.5%
9,225,538	Anglo American plc (UK)	154,100
8,698,308	Anglo American plc ADR (UK)[1]	72,979
11,093,119	Barrick Gold Corp. (CAN)	141,770
25,242,618	Freeport-McMoRan Inc. (US)	424,328
104,866,949	Glencore plc (UK)*	391,005

		1,184,182

OIL, GAS & CONSUMABLE FUELS—1.4%
50,150,260	BG Group plc (UK)	668,898

PERSONAL PRODUCTS—1.7%
4,446,174	L’Oreal SA (FR)	794,995

PHARMACEUTICALS—9.9%
48,650,545	Indivior plc (UK)*	127,503
13,517,679	Novartis AG (SWS)	1,317,334
28,589,155	Novo Nordisk AS (DEN)	1,274,238
4,662,879	Roche Holding AG (SWS)	1,256,727
8,725,271	Shire plc (UK)	636,839

		4,612,641

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.1%
3,560,568	Unibail-Rodamco SE (FR)	1,002,866

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
22,737,000	Cheung Kong Holdings Ltd. (HK)	433,885
47,823,000	Hang Lung Properties Ltd. (HK)	139,999
891,000	Mitsubishi Estate Co. Ltd. (JP)	17,928

		591,812

SOFTWARE—2.2%
15,494,696	SAP SE (GER)	1,011,304

TEXTILES, APPAREL & LUXURY GOODS—4.5%
10,521,747	Cie Financiere Richemont SA (SWS)	874,127
160,588	Hermes International SA (FR)	54,499
3,883,591	LVMH Moet Hennessy Louis Vuitton SA (FR)	624,576
1,336,459	Swatch Group AG (SWS)	531,528

		2,084,730

TOBACCO—1.5%
24,927,000	Japan Tobacco Inc. (JP)	678,928

TOTAL COMMON STOCKS (Cost $35,264,176)		44,485,202

PREFERRED STOCKS—2.4%

Shares		Value (000s)
AUTOMOBILES—1.7%
3,610,541	Volkswagen AG (GER)	805,468

BANKS—0.7%
24,879,017	Banco Bradesco SA (BR)	313,607

TOTAL PREFERRED STOCKS (Cost $904,211)		1,119,075

RIGHTS/WARRANTS—0.1%

No. of Contracts
BANKS—0.0%
84,494,361	Banco Santander SA (SP) 04/28/2015	12,916

HOTELS, RESTAURANTS & LEISURE—0.1%
30,633,782	Genting Bhd (MAL) MYR$7.96–12/18/2018	22,292

TOTAL RIGHTS/WARRANTS (Cost $28,998)		35,208

SHORT-TERM INVESTMENTS—1.5%

Principal Amount (000s)
COMMERCIAL PAPER
	Exxon Mobil Corp.
$200,000	0.080%–02/03/2015-02/11/2015	200,000
200,000	0.110%–02/09/2015-02/10/2015	200,000
100,000	0.130%–02/04/2015	100,000

		500,000

	Toyota Motor Credit Corp.
50,000	0.100%–03/04/2015	50,000
100,000	0.130%–02/05/2015-03/03/2015	100,000
50,000	0.140%–02/06/2015	50,000

		200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $700,000)		700,000

TOTAL INVESTMENTS—99.5% (Cost $36,897,385)		46,339,485

CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		242,531

TOTAL NET ASSETS—100.0%		$46,582,016

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$2,696,598	$34,445,797	$—	$37,142,395
Latin America	692,326	—	—	692,326
North America	1,175,211	—	—	1,175,211
Pacific Basin	—	5,475,270	—	5,475,270
Preferred Stocks
Europe	—	805,468	—	805,468
Latin America	313,607	—	—	313,607
Rights/Warrants
Europe	—	12,916	—	12,916
Pacific Basin	22,292	—	—	22,292
Short-Term Investments
Commercial Paper	—	700,000	—	700,000

Total Investments in Securities	$4,900,034	$41,439,451	$—	$46,339,485

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2015.

Valuation Description	Balance Beginning at 11/01/2014 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2015 (000s)
Preferred Stocks	$10,925	$—	$(10,962)	$—	$—	$37	$—	$—	$—

There were no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$35,208	$—

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

MYR$	Malaysian Ringgit.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 1.7%)

COMMON STOCKS—98.3%

Shares		Value (000s)
AUTOMOBILES—1.5%
171,234	Mahindra & Mahindra Ltd. GDR (IND)[1]	$3,496

BANKS—8.3%
453,000	BOC Hong Kong Holdings Ltd. (HK)	1,588
152,803	Itau Unibanco Holding SA ADR (BR)[2]	1,852
232,647	Standard Chartered plc (UK)	3,102
112,947	Svenska Handelsbanken AB (SW)	5,349
860,147	Turkiye Garanti Bankasi AS ADR (TUR)[2]	3,305
221,274	United Overseas Bank Ltd. (SGP)	3,784

		18,980

BEVERAGES—5.8%
95,100	Asahi Group Holdings Ltd. (JP)	3,120
48,889	Carlsberg AS (DEN)	3,590
67,857	Coca-Cola Enterprises Inc. (US)	2,857
388,967	Treasury Wine Estates Ltd. (AUS)	1,479
344,000	Tsingtao Brewery Co. Ltd. (CHN)	2,297

		13,343

BIOTECHNOLOGY—0.6%
256,050	Mesoblast Ltd. (AUS)*	795
245,344	Protalix BioTherapeutics Inc. (IL)*	491

		1,286

BUILDING PRODUCTS—1.3%
8,924	Geberit AG (SWS)	3,049

CAPITAL MARKETS—3.1%
261,226	Hargreaves Lansdown plc (UK)	3,960
309,613	Jupiter Fund Management plc (UK)	1,761
86,895	UBS Group AG (SWS)*	1,457

		7,178

CHEMICALS—2.3%
74,283	Johnson Matthey plc (UK)	3,634
38,537	Novozymes AS (DEN)	1,757

		5,391

COMMERCIAL SERVICES & SUPPLIES—1.0%
269,839	Brambles Ltd. (AUS)	2,211

DIVERSIFIED FINANCIAL SERVICES—5.6%
32,464	Corp. Financiera Alba SA (SP)	1,551
72,025	Exor SpA (IT)	2,940
182,082	Investment AB Kinnevik (SW)	5,441
79,549	Investor AB (SW)	2,895

		12,827

ELECTRICAL EQUIPMENT—0.8%
32,273	Legrand SA (FR)	1,730

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.3%
533,752	Hon Hai Precision Industry Co. Ltd. GDR (TW)[1]	2,911

ENERGY EQUIPMENT & SERVICES—0.7%
194,796	John Wood Group plc (UK)	1,673

FOOD & STAPLES RETAILING—4.4%
304,902	Clicks Group Ltd. (S. AFR)	2,357
481,552	Distribuidora Internacional de Alimentacion SA (SP)	3,118
1,381,400	Puregold Price Club Inc. (PHIL)	1,313
42,600	Sugi Holdings Co. Ltd. (JP)	2,000
693,300	Wal-Mart de Mexico SAB de CV (MEX)	1,337

		10,125

FOOD PRODUCTS—3.8%
55,102	Nestlé SA (SWS)	4,208
102,693	Unilever plc (UK)	4,522

		8,730

HEALTH CARE EQUIPMENT & SUPPLIES—4.0%
73,380	Cochlear Ltd. (AUS)	4,716
48,340	Mindray Medical International Ltd. ADR (CHN)[2]	1,323
90,800	Olympus Corp. (JP)*	3,140

		9,179

HOTELS, RESTAURANTS & LEISURE—2.0%
660,000	Cafe de Coral Holdings Ltd. (HK)	2,430
355,122	Mitchells & Butlers plc (UK)*	2,271

		4,701

INDUSTRIAL CONGLOMERATES—2.2%
57,200	Jardine Matheson Holdings Ltd. (SGP)	3,655
43,000	Jardine Strategic Holdings Ltd. (SGP)	1,501

		5,156

INSURANCE—3.7%
177,700	MS&AD Insurance Group Holdings Inc. (JP)	4,321
15,336	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	4,129

		8,450

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
INTERNET & CATALOG RETAIL—4.8%
91,504	ASOS plc (UK)*	$3,774
44,500	JD.com Inc. ADR (CHN)*,2	1,105
288,800	Rakuten Inc. (JP)	3,998
790,050	Trade Me Group Ltd. (NZ)	2,083

		10,960

INTERNET SOFTWARE & SERVICES—2.2%
23,500	Baidu Inc. ADR (CHN)*,2	5,121

LEISURE PRODUCTS—3.0%
35,700	Sankyo Co. Ltd. (JP)	1,283
43,100	Shimano Inc. (JP)	5,698

		6,981

LIFE SCIENCES TOOLS & SERVICES—1.4%
10,322	Mettler-Toledo International Inc. (SWS)*	3,137

MACHINERY—8.2%
168,742	Atlas Copco AB (SW)	4,615
267,018	CNH Industrial NV (IT)	2,033
64,838	Kone OYJ (FIN)	2,925
15,327	Schindler Holding AG (SWS)	2,270
8,100	SMC Corp. (JP)	2,172
140,500	THK Co. Ltd. (JP)	3,412
50,778	Weir Group plc (UK)	1,280

		18,707

MEDIA—3.7%
38,232	Naspers Ltd. (S. AFR)	5,515
83,893	Rightmove plc (UK)	2,931

		8,446

METALS & MINING—1.1%
75,594	BHP Billiton plc (UK)	1,642
288,003	KAZ Minerals plc (UK)*	868

		2,510

OIL, GAS & CONSUMABLE FUELS—2.5%
300,005	BG Group plc (UK)	4,001
32,759	Total SA (FR)	1,682

		5,683

PERSONAL PRODUCTS—3.2%
109,600	Kao Corp. (JP)	4,806
153,600	Shiseido Co. Ltd. (JP)	2,463

		7,269

PHARMACEUTICALS—5.3%
120,016	Novo Nordisk AS (DEN)	5,349
24,815	Roche Holding AG (SWS)	6,688

		12,037

PROFESSIONAL SERVICES—2.2%
58,251	Intertek Group plc (UK)	2,006
218,689	Seek Ltd. (AUS)	3,010

		5,016

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.7%
476,003	Imagination Technologies Group plc (UK)*	1,753
196,100	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[2]	4,454

		6,207

SPECIALTY RETAIL—1.6%
123,855	Inditex SA (SP)	3,650

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.8%
3,286	Samsung Electronics Co. Ltd. (S. KOR)	4,079

TEXTILES, APPAREL & LUXURY GOODS—2.2%
31,929	adidas AG (GER)	2,197
68,237	Burberry Group plc (UK)	1,773
1,106,000	Li & Fung Ltd. (HK)	1,091

		5,061

TOTAL COMMON STOCKS (Cost $232,395)		225,280

SHORT-TERM INVESTMENTS—1.6%
(Cost $3,630)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$3,630	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $3,705)	3,630

TOTAL INVESTMENTS—99.9% (Cost $236,025)		228,910

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		151

TOTAL NET ASSETS—100.0%		$229,061

5

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$7,872	$—	$7,872
Europe	8,500	107,387	—	115,887
Latin America	3,189	—	—	3,189
Middle East/Central Asia	491	3,496	—	3,987
North America	2,857	—	—	2,857
Pacific Basin	12,003	79,485	—	91,488
Short-Term Investments
Repurchase Agreements	—	3,630	—	3,630

Total Investments in Securities	$27,040	$201,870	$—	$228,910

There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.
2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 9.1%)

COMMON STOCKS—90.9%

Shares		Value (000s)
AEROSPACE & DEFENSE—4.1%
98,637	BAE Systems plc (UK)	$751
11,659	Safran SA (FR)	776

		1,527

AUTOMOBILES—7.5%
9,631	Bayerische Motoren Werke AG (GER)	1,120
22,101	Tata Motors Ltd. ADR (IND)[1]	1,090
3,130	Tesla Motors Inc. (US)*	637

		2,847

BIOTECHNOLOGY—9.4%
2,837	Biogen Idec Inc. (US)*	1,104
17,667	Gilead Sciences Inc. (US)*	1,852
9,937	Juno Therapeutics Inc. (US)*	425
3,380	Spark Therapeutics Inc. (US)*	169

		3,550

CHEMICALS—6.1%
8,584	Monsanto Co. (US)	1,013
4,763	Sherwin-Williams Co. (US)	1,292

		2,305

HEALTH CARE PROVIDERS & SERVICES—2.1%
7,511	UnitedHealth Group Inc. (US)	798

HOTELS RESTAURANTS & LEISURE—0.2%
1,352	Shake Shack Inc. (US)*	62

HOTELS, RESTAURANTS & LEISURE—5.3%
110,865	Domino’s Pizza Group plc (UK)	1,122
12,297	Starwood Hotels & Resorts Worldwide Inc. (US)	885

		2,007

INTERNET SOFTWARE & SERVICES—9.4%
10,508	Alibaba Group Holding Ltd. ADR (CHN)*,1 .	936
21,938	Facebook Inc. (US)*	1,665
815	LinkedIn Corp. (US)*	183
45,600	Tencent Holdings Ltd. (CHN)	769

		3,553

IT SERVICES—4.8%
5,010	FleetCor Technologies Inc. (US)*	704
4,380	Visa Inc. (US)	1,116

		1,820

MEDIA—6.0%
30,881	Liberty Global plc (UK)*	1,408
9,378	Walt Disney Co. (US)	853

		2,261

MULTILINE RETAIL—0.8%
4,380	Dollar Tree Inc. (US)*	312

PHARMACEUTICALS—15.5%
4,222	Actavis plc (US)*	1,125
21,463	Novartis AG (SWS)	2,092
6,629	Pacira Pharmaceuticals Inc. (US)*	712
4,647	Roche Holding AG (SWS)	1,252
8,513	UCB SA (BEL)	662

		5,843

ROAD & RAIL—4.3%
9,219	Canadian Pacific Railway Ltd. (CAN)	1,607

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.3%
51,178	ARM Holdings plc (UK)	798
18,842	ASML Holding NV (NET)	1,958

		2,756

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.1%
13,204	Apple Inc. (US)	1,547

TEXTILES, APPAREL & LUXURY GOODS—4.0%
1,641	Hermes International SA (FR)	557
10,485	NIKE Inc. (US)	967

		1,524

TOTAL COMMON STOCKS (Cost $28,944)		34,319

SHORT-TERM INVESTMENTS—7.6%
(Cost $2,882)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$2,882	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by Federal Home Loan Mortgage Corp. (market value $2,942)	2,882

TOTAL INVESTMENTS—98.5% (Cost $31,826)		37,201

CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		574

TOTAL NET ASSETS—100.0%		$37,775

7

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$4,488	$8,008	$—	$12,496
Middle East/Central Asia	1,090	—	—	1,090
North America	19,028	—	—	19,028
Pacific Basin	936	769	—	1,705
Short-Term Investments
Repurchase Agreements	—	2,882	—	2,882

Total Investments in Securities	$25,542	$11,659	$—	$37,201

There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 2.6%)

COMMON STOCKS—97.4%

Shares		Value (000s)
AUTOMOBILES—3.9%
2,621	Hyundai Motor Co. (S. KOR)	$403
15,300	Tata Motors Ltd. ADR (IND)[1]	754

		1,157

BANKS—17.0%
43,037	Axis Bank Ltd. PN (IND)*,2	409
591,800	Bank Rakyat Indonesia Persero Tbk PT (IDR)	542
436,000	China Construction Bank Corp. (CHN)	350
78,735	Grupo Financiero Banorte SAB de CV (MEX)	401
52,950	ICICI Bank Ltd. ADR (IND)[1]	636
1,123,000	Industrial & Commercial Bank of China Ltd. (CHN)	802
47,525	Itau Unibanco Holding SA ADR (BR)[1]	576
486,000	Mega Financial Holding Co. Ltd. (TW)	371
19,862	OTP Bank plc (HUN)	263
72,020	Turkiye Halk Bankasi AS (TUR)	462
153,945	United Bank Ltd. PN (PAK)*,2,3	274

		5,086

BEVERAGES—1.2%
18,223	Coca-Cola Icecek AS (TUR)	367

CAPITAL MARKETS—2.6%
1,008,100	China Cinda Asset Management Co. Ltd. (CHN)*	478
637,800	Yuanta Financial Holding Co. Ltd. (TW)	306

		784

CHEMICALS—2.2%
35,372	PhosAgro OAO GDR (RUS)[4]	387
1,894,000	Tianhe Chemicals Group Ltd. (CHN)*,3	277

		664

CONSTRUCTION MATERIALS—2.8%
101,000	Anhui Conch Cement Co. Ltd. (CHN)	339
56,560	Cemex SAB de CV ADR (MEX)*,1	503

		842

DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
358,000	China Unicom Hong Kong Ltd. (CHN)	536

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
53,000	Delta Electronics Inc. (TW)	324

FOOD & STAPLES RETAILING—1.0%
8,113	Magnit PJSC GDR (RUS)[4]	308

FOOD PRODUCTS—4.9%
27,317	BRF SA ADR (BR)*,1	648
225,300	Indofood CBP Sukses Makmur Tbk PT (IDR)	257
119,530	Universal Robina Corp. (PHIL)	561

		1,466

HOTELS, RESTAURANTS & LEISURE—2.8%
96,000	Galaxy Entertainment Group Ltd. (CHN)*	501
70,418	Sands China Ltd. (CHN)	342

		843

HOUSEHOLD DURABLES—1.2%
126,989	Haier Electronics Group Co. Ltd. (CHN)	342

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.6%
352,000	Huadian Fuxin Energy Corp. Ltd. (CHN)	165

INDUSTRIAL CONGLOMERATES—0.7%
4,938	Industries Qatar QSC (QA)	201

INSURANCE—5.3%
47,800	BB Seguridade Participacoes SA (BR)	522
121,400	China Pacific Insurance Group Co. Ltd. (CHN)	583
48,084	Discovery Ltd. (S. AFR)	474

		1,579

INTERNET & CATALOG RETAIL—2.5%
38,648	B2W Cia Digital (BR)*	330
16,562	JD.com Inc. ADR (CHN)*,1	412

		742

INTERNET SOFTWARE & SERVICES—1.2%
1,644	Baidu Inc. ADR (CHN)*,1	358

MARINE—1.3%
1,248,000	China Shipping Container Lines Co. Ltd. (CHN)*	393

MEDIA—4.5%
15,300	Grupo Televisa SAB ADR (MEX)*,1	499
5,956	Naspers Ltd. (S. AFR)	859

		1,358

METALS & MINING—4.0%
20,900	AngloGold Ashanti Ltd. ADR (S. AFR)*,1	259
151,000	Grupo Mexico SAB de CV (MEX)	398
84,400	Vale SA ADR (BR)*,1	528

		1,185

OIL, GAS & CONSUMABLE FUELS—6.9%
118,500	China Shenhua Energy Co. Ltd. (CHN)	325
14,478	Lukoil OAO ADR (RUS)[1]	569
84,400	Petroleo Brasileiro SA ADR (BR)*,1	507
44,217	Reliance Industries Ltd. PN (IND)*,2	654

		2,055

PHARMACEUTICALS—1.2%
313,156	Luye Pharma Group Ltd. (CHN)*	371

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
138,000	China Overseas Land & Investment Ltd. (CHN)	401

9

Harbor Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.6%
35,000	ASM Pacific Technology Ltd. (CHN)	$316
186,000	Epistar Corp. (TW)	330
1,103,000	GCL-Poly Energy Holdings Ltd. (CHN)*	241
38,000	MediaTek Inc. (TW)	578
43,900	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	997
44,800	Trina Solar Ltd. ADR (CHN)*,1	405

		2,867

SPECIALTY RETAIL—1.2%
2,521	Dufry AG (SWS)*	370

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.5%
446,000	Lenovo Group Ltd. (CHN)	577
1,579	Samsung Electronics Co. Ltd. (S. KOR)	1,960

		2,537

TOBACCO—2.0%
47,900	ITC Ltd PN (IND)*,2	285
52,300	ITC Ltd. PN (IND)*,2,3	311

		596

TRANSPORTATION INFRASTRUCTURE—1.6%
47,600	Airports of Thailand plc (THA)	470

WIRELESS TELECOMMUNICATION SERVICES—2.5%
13,100	America Movil SAB de CV ADR (MEX)[1]	280
77,136	Bharti Airtel Ltd. PN (IND)*,2	466

		746

TOTAL COMMON STOCKS (Cost $30,318)		29,113

SHORT-TERM INVESTMENTS—2.6%
(Cost $785)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$785	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $803)	785

TOTAL INVESTMENTS—100.0% (Cost $31,103)		29,898

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		10

TOTAL NET ASSETS—100.0%		$29,908

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$259	$1,333	$—	$1,592
Europe	—	2,726	—	2,726
Latin America	5,192	—	—	5,192
Middle East/Central Asia	3,380	610	—	3,990
Pacific Basin	2,820	12,793	—	15,613
Short-Term Investments
Repurchase Agreements	—	785	—	785

Total Investments in Securities	$11,651	$18,247	$—	$29,898

There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	PN after the name of a holding stands for Participatory Notes representing ownership of Indian/Pakistani securities. PNs are issued by foreign banking organizations.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2015, the aggregate value of these securities was $862 or 3% of net assets.

4	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

10

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2015 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor International Growth Fund, Harbor Global Growth Fund and Harbor Emerging Markets Equity Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation

11

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—Quoted prices in active markets for identical securities.

12

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a

13

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

specific date (exercise date). During the period, Harbor International Fund purchased option contracts to manage its exposure to equity prices. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Securities Lending

Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor International Fund and Harbor International Growth Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Prime Portfolio will maintain a stable net asset value and the Fund is subject to the risk of loss on the cash collateral invested. This collateral is recognized as a liability in the Statement of Assets and Liabilities. During the term of the loan, the Fund will continue to receive any interest or dividends, or amounts equivalent thereto, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Fund may

14

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Net securities lending income is disclosed as such in the Statement of Operations. Securities loans may be terminated at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan at the time of default by the borrower. A Fund had sought to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to the lending agent, the lending agent may apply the proceeds of the cash collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the market value of the unreturned loaned securities. As of January 31, 2015, Harbor International Fund and Harbor International Growth Fund had no securities out on loan.

New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which expands secured borrowing accounting for certain repurchase agreements. ASU 2014-11 will also require additional disclosures for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-11 will become effective for interim or annual periods beginning after December 15, 2014. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2015 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor International Fund*	$36,897,385	$11,543,690	$(2,101,590)	$9,442,100
Harbor International Growth Fund*	236,025	15,604	(22,719)	(7,115)
Harbor Global Growth Fund	31,826	5,819	(444)	5,375
Harbor Emerging Markets Equity Fund*	31,103	1,594	(2,799)	(1,205)

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

15

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary

& AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal

Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.IG.0115

Quarterly Schedule of Portfolio Holdings

January 31, 2015

Strategic Markets Funds

	Institutional Class	Administrative Class

Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX

Harbor Unconstrained Bond Fund	HAUBX	HRUBX

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -46.5%)

ASSET-BACKED SECURITIES—7.3%
Principal Amount (000s)		Value (000s)
$43	Argent Securities Inc. Series 2005-W2 Cl. A2B1 0.368%—10/25/2035[1]	$43
172	Bayview Financial Acquisition Trust Series 2006-D Cl. 1A2 5.660%—12/28/2036[2]	172
600	Bear Stearns Asset Backed Securities Trust Series 2006-2 Cl. M1 0.588%—07/25/2036[1]	593
1,000	Citigroup Mortgage Loan Trust Inc. Series 2005-HE3 Cl. M2 0.648%—09/25/2035[1]	948
1,021	Commercial Industrial Finance Corp. Series 2007-1A Cl. A1L 0.492%—05/10/2021[1,3]	1,017
175	Series 2006-2A Cl. A1L 0.494%—03/01/2021[1,3]	174

		1,191

272	Countrywide Asset-Backed Certificates Series 2005-15 Cl. 1AF6 5.525%—04/25/2036[4]	277
116	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF8 Cl. A2D 0.548%—09/25/2035[1]	115
1,010	Series 2005-FF11 Cl. A2D 0.848%—11/25/2035[1]	988

		1,103

927	Hillmark Funding Ltd. Series 2006-1A Cl. A1 0.481%—05/21/2021[1,3]	918
1,329	IndyMac Home Equity Loan Trust Series 2004-2 Cl. A 0.276%—09/28/2036[1]	1,309
€88	Magi Funding plc Series I-A Cl. A 0.429%—04/11/2021[1,3]	99
$236	MASTR Asset Backed Securities Trust Series 2006-HE2 Cl. A2 0.408%—06/25/2036[1]	134
123	Morgan Stanley ABS Capital I Inc. Trust Series 2006-HE8 Cl. A2FP 0.238%—10/25/2036[1]	76
600	People’s Choice Home Loan Securities Trust Series 2005-1 Cl. M4 1.520%—01/25/2035[1]	506
366	Securitized Asset Backed Receivables LLC Trust Series 2005-FR5 Cl. A1B 0.448%—08/25/2035[1]	361
€829	SLM Student Loan Trust Series 2003-2 Cl. A5 0.342%—12/15/2023[1]	923
41	Series 2002-7X Cl. A5 0.352%—09/15/2021[1]	46

		969

$369	Small Business Administration Participation Certificates Series 2007-20K Cl. 1 5.510%—11/01/2027	420
200	Soundview Home Loan Trust Series 2006-OPT2 Cl. A4 0.448%—05/25/2036[1]	160
861	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.487%—04/17/2021[1,3]	849
961	Structured Asset Investment Loan Trust Series 2006-BNC2 Cl. A5 0.328%—05/25/2036[1]	774
409	Venture CLO Ltd.[5] Series 2006-7A Cl. A1A 0.487%—01/20/2022[1,3]	405

TOTAL ASSET-BACKED SECURITIES (Cost $10,874)		11,307

COLLATERALIZED MORTGAGE OBLIGATIONS—4.5%
23	Banc of America Mortgage Trust Series 2004-1 Cl. 5A1 6.500%—09/25/2033	24
1,200	Bear Stearns Alt-A Trust Series 2004-8 Cl. 1A 0.868%—09/25/2034[1]	1,169
1,080	Series 2005-5 Cl. 25A1 5.253%—07/25/2035[4]	898

		2,067

372	ChaseFlex Trust Series 2007-M1 Cl. 2F4 4.718%—08/25/2037[2]	303
338	Countrywide Alternative Loan Trust Series 2005-79CB Cl. A5 5.500%—01/25/2036	302
112	Series 2006-19CB Cl. A4 6.000%—08/25/2036[1]	101
179	Series 2007-5CB Cl. 1A13 6.000%—04/25/2037	157
419	Series 2007-5CB Cl. 1A4 6.000%—04/25/2037	366

		926

664	Deutsche Alt-A Securities Inc. Series 2007-AB1 Cl. A1 0.468%—04/25/2037[1]	374
€184	Granite Mortgages plc Series 2004-2 Cl. 2A1 0.359%—06/20/2044[1]	208
$164	HarborView Mortgage Loan Trust Series 2005-2 Cl. 2A1A 0.388%—05/19/2035[1]	137
585	IndyMac IMSC Mortgage Loan Trust Series 2007-HOA1 Cl. A11 0.348%—07/25/2047[1]	452
224	Lehman XS Trust Series 2006-12N Cl. A31A 0.368%—08/25/2046[1]	173

1

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)
	$250	Merrill Lynch Mortgage Investors Trust Series 2006-1 Cl. 1A 2.475%—02/25/2036[4]	$234
	238	Morgan Stanley Mortgage Loan Trust Series 2006-8AR Cl. 6A1 2.133%—06/25/2036[4]	232
	749	Rali Series Trust Series 2006-QS13 Cl. 1A6 6.000%—09/25/2036	612
	130	Residential Asset Securitization Trust Series 2006-A12 Cl. A2 6.250%—11/25/2036	93
	131	Thornburg Mortgage Securities Trust Series 2006-4 Cl. A2B 5.399%—07/25/2036[1]	130
	668	Wachovia Mortgage Loan Trust LLC Series 2005-B Cl. 2A4 2.484%—10/20/2035[4]	626
	403	Washington Mutual Mortgage Pass Through Certificates Trust Series 2006-AR1 Cl. 2A1A 1.184%—01/25/2046[1]	391

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,605)		6,982

CORPORATE BONDS & NOTES—7.9%
	1,600	Ally Financial Inc. 3.500%—07/18/2016	1,612
	400	5.500%—02/15/2017	420

			2,032

	€100	Banco Popular Espanol SA MTN[6] 11.500%—10/10/2018[4,7]	132
	100	Banco Santander SA 6.250%—09/11/2021[4,7]	112
	200	Barclays plc 6.500%—09/15/2019[4,7]	226
	£100	BG Energy Capital plc 6.500%—11/30/2072[4]	163
	$100	Chesapeake Energy Corp. 3.503%—04/15/2019[1]	97
	2,600	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/NY 0.586%—04/28/2017[1]	2,598
	400	Electricite de France SA 0.717%—01/20/2017[1,3]	402
	100	1.150%—01/20/2017[3]	100

			502

	€200	GMAC International Finance BV 7.500%—04/21/2015	229
	200	Hellenic Railways Organization SA 4.028%—03/17/2017	169
	$2,600	JP Morgan Chase & Co. MTN[6] 0.806%—04/25/2018[1]	2,590
	300	Navient Corp. MTN[6] 1.984%—11/01/2016[4,8]	287
	€200	SSE plc 5.625%—10/01/2017[4,7]	245
	$2,500	Telefonica Emisiones SAU 0.902%—06/23/2017[1]	2,495
	200	Turkiye Garanti Bankasi AS 2.757%—04/20/2016[1,3]	201

	TOTAL CORPORATE BONDS & NOTES (Cost $12,349)		12,078

FOREIGN GOVERNMENT OBLIGATIONS—21.8%
Principal Amount (000s)			Value (000s)
	€100	Autonomous Community of Catalonia 4.950%—02/11/2020	127
R$	16,000	Brazil Letras Do Tesouro Nacional 0.000%—01/01/2017[9]	4,762
	2,124	Brazil Notas Do Tesouro Nacional Série F 10.000%—01/01/2021-01/01/2025	723
	€3,928	Bundesobligation Inflation Linked[8] 0.750%—04/15/2018	4,568
COL$	560,218	Colombian TES 3.000%—03/25/2033[8]	207
	€697	Deutsche Bundesrepublik Inflation Linked Bond[8] 1.500%—04/15/2016	792
	831	France Government Bond OAT 0.250%—07/25/2018[8]	960
	358	1.600%—07/25/2015[8]	406

			1,366

	2,424	Italy Buoni Poliennali Del Tesoro 1.700%—09/15/2018[8]	2,865
	1,755	2.100%—09/15/2017-09/15/2021[8]	2,155
	697	2.250%—04/22/2017[8]	819
	301	2.350%—09/15/2024[3,8]	390
	1,295	2.550%—10/22/2016[8]	1,516
	106	3.100%—09/15/2026[8]	148
	100	4.750%—09/01/2044[3]	161
	200	5.000%—09/01/2040	326
	100	5.500%—11/01/2022	147

			8,527

MEX$	4,253	Mexican Bonos 4.750%—06/14/2018	288
	1,900	Mexican Bonos de Proteccion Al Ahorro 3.010%—06/29/2017[1,8]	127
	22,626	Mexican Udibonos 4.000%—11/15/2040-11/08/2046[8]	1,797
	6,872	4.500%—11/22/2035[8]	568

			2,365

AUD$	300	New South Wales Treasury Corp. 2.500%—11/20/2035[8]	362
	700	2.750%—11/20/2025[8]	807

			1,169

NZD$	1,200	New Zealand Government Bond 2.000%—09/20/2025[8]	925
CAD$	1,300	Province of Ontario Canada 3.450%—06/02/2045	1,164
	€600	Slovenia Government Bond 4.700%—11/01/2016[3]	730
	1,500	Spain Government Bond 3.800%—04/30/2024[3]	2,045
	1,700	5.400%—01/31/2023[3]	2,520

			4,565

	£502	U.K. Gilt Inflation Linked[8] 0.125%—03/22/2058	1,171

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $37,625)		33,576

MORTGAGE PASS-THROUGH—3.2%
	$1,300	Federal National Mortgage Association 0.500%—09/28/2015	1,303
	457	4.000%—02/01/2041	490

			1,793

	3,000	Federal National Mortgage Association TBA[10] 3.500%—03/12/2043-02/12/2045	3,167

	TOTAL MORTGAGE PASS-THROUGH (Cost $4,912)		4,960

2

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

PURCHASED OPTIONS—0.1%

No. of Contracts		Value (000s)
27	Commodity—Crude Oil Futures $150.00—11/17/2015	$1
5	Commodity—Natural Gas Futures $4,000.00—02/24/2015-03/26/2015	4
5	Commodity—Wheat Futures $600.00—02/20/2015	—
2,000,000	Currency Option Euro Dollar vs. U.S. Dollar €1.40—03/05/2015	—
4,400,000	Currency Option U.S. Dollar vs. Japanese Yen $97.00—03/24/2015	—
35	Euro-Bund Futures €0.00—02/20/2015	1
6,900,000	Interest Rate Swap Option 1 year 0.800%—01/19/2016	11
5,700,000	Interest Rate Swap Option 30 year 3.045%—03/20/2015-12/11/2017	82
26	U.S. Treasury Notes 10 year Future $100.00—02/20/2015	1
8	U.S. Treasury Notes 30 year Future $109.00—02/20/2015	—

TOTAL PURCHASED OPTIONS (Premiums Paid/Cost $379)		100

U.S. GOVERNMENT OBLIGATIONS—101.7%
Principal Amount (000s)
$47,177	U.S. Treasury Inflation Indexed Bonds[8] 0.125%—04/15/2016-04/15/2018	47,640
806	0.125%—04/15/2019[11]	821
4,089	0.250%—01/15/2025	4,181
18,695	0.500%—04/15/2015	18,508
23,435	0.625%—07/15/2021	24,685
1,728	1.125%—01/15/2021	1,861
15,127	1.250%—07/15/2020	16,439
2,300	1.375%—07/15/2018[11]	2,459
1,419	1.375%—02/15/2044	1,748
11,556	1.625%—01/15/2018	12,309
9,845	1.875%—07/15/2019[11]	10,876
176	2.375%—01/15/2017[11]	186
1,729	2.375%—01/15/2025	2,131
11,272	2.625%—07/15/2017	12,238
345	3.875%—04/15/2029[11]	516

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $154,894)		156,598

SHORT-TERM INVESTMENTS—11.0%
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS—0.7%
$500	Repurchase Agreement with Citigroup dated January 30, 2015 due February 02, 2015 at 0.110% collateralized by U.S. Treasury Notes (market value $506)	500
521	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $534)	521

		1,021

U.S. GOVERNMENT AGENCIES—7.3%
800	Federal Home Loan Bank Discount Notes 0.118%—05/19/2015	800
300	0.170%—09/04/2015-09/09/2015	299

		1,099

6,900	Federal Home Loan Mortgage Corp. Discount Notes 0.070%—04/28/2015	6,899
100	0.075%—05/05/2015	100
500	0.120%—05/27/2015	500
1,000	0.150%—07/07/2015	999

		8,498

1,200	Federal National Mortgage Association Discount Notes 0.083%—04/29/2015	1,200
400	0.140%—06/01/2015	400

		1,600

		11,197

U.S. GOVERNMENT OBLIGATIONS—3.0%
163	U.S. Treasury Bills 0.027%—03/19/2015[11]	163
60	0.036%—03/12/2015[11]	60
620	0.038%—04/02/2015[11]	620
531	0.041%—03/05/2015[11]	531
1,110	0.042%—04/16/2015[11]	1,110
291	0.045%—04/23/2015[11]	291
1,135	0.061%—05/28/2015[11]	1,134
762	0.065%—05/14/2015	762

		4,671

TOTAL SHORT-TERM INVESTMENTS (Cost $16,889)		16,889

TOTAL INVESTMENTS—157.5% (Cost $244,527)		242,490

CASH AND OTHER ASSETS, LESS LIABILITIES—(57.5)%		(88,522)

TOTAL NET ASSETS—100.0%		$153,968

FUTURES CONTRACTS OPEN AT JANUARY 31, 2015

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-Bund Futures (Sell)	35	€3,500	03/06/2015	$(224)
Mill Wheat Futures (Buy)	3	—	12/10/2015	(2)
Brent Crude Oil Futures (Buy)	6	$6	03/16/2015	23
Brent Crude Oil Futures (Buy)	4	4	05/14/2015	15
Brent Crude Oil Futures (Buy)	11	11	11/13/2015	(72)
Brent Crude Oil Futures (Sell)	2	2	02/12/2015	(7)
Brent Crude Oil Futures (Sell)	4	4	08/14/2015	66
Brent Crude Oil Futures (Sell)	3	3	01/29/2016	37

3

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Brent Crude Oil Futures (Sell)	4	$4	04/29/2016	$(13)
Cocoa Futures (Buy)	3	—	07/16/2015	(1)
Cocoa Futures (Buy)	2	—	12/15/2015	(5)
Cocoa Futures (Sell)	2	—	03/16/2015	4
Cocoa Futures (Sell)	3	—	05/13/2015	1
Corn Futures (Sell)	4	20	03/13/2015	5
Eurodollar Futures-CME 90 day (Sell)	63	15,750	06/15/2015	(12)
Eurodollar Futures-CME 90 day (Sell)	54	13,500	09/14/2015	(20)
Eurodollar Futures-CME 90 day (Sell)	123	30,750	12/14/2015	5
Eurodollar Futures-CME 90 day (Sell)	32	8,000	03/14/2016	(26)
Eurodollar Futures-CME 90 day (Sell)	32	8,000	06/13/2016	(32)
Eurodollar Futures-CME 90 day (Sell)	32	8,000	09/19/2016	(38)
Eurodollar Futures-CME 90 day (Sell)	29	7,250	12/19/2016	(38)
Gas Oil Futures (Buy)	1	42	07/31/2015	(12)
Gas Oil Futures (Buy)	1	42	08/31/2015	(13)
Gas Oil Futures (Buy)	1	42	09/30/2015	(18)
Gasoline Futures (Buy)	2	84	02/27/2015	10
Gasoline Futures (Sell)	3	126	03/31/2015	(14)
Gold Futures (Sell)	5	1	04/28/2015	1
Heating Oil Futures (Buy)	4	168	11/30/2015	(55)
Heating Oil Futures (Sell)	4	168	05/29/2015	62
Heating Oil Futures (Sell)	1	42	07/31/2015	20
Heating Oil Futures (Sell)	1	42	08/31/2015	19
Heating Oil Futures (Sell)	1	42	09/30/2015	18
Light Sweet Crude Oil Futures (Buy)	1	1	08/19/2015	(6)
Light Sweet Crude Oil Futures (Buy)	16	16	08/20/2015	(224)
Light Sweet Crude Oil Futures (Buy)	3	3	09/22/2015	(8)
Light Sweet Crude Oil Futures (Buy)	2	2	05/19/2016	6
Light Sweet Crude Oil Futures (Buy)	7	7	05/20/2016	(207)
Light Sweet Crude Oil Futures (Buy)	2	2	08/22/2016	6
Light Sweet Crude Oil Futures (Sell)	3	3	03/19/2015	(1)
Light Sweet Crude Oil Futures (Sell)	2	2	05/18/2015	(8)
Light Sweet Crude Oil Futures (Sell)	11	11	05/19/2015	136
Light Sweet Crude Oil Futures (Sell)	5	5	11/19/2015	(1)
Light Sweet Crude Oil Futures (Sell)	12	12	11/20/2015	245
Light Sweet Crude Oil Futures (Sell)	5	5	11/21/2016	106
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	02/27/2015	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	03/31/2015	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	04/30/2015	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	05/29/2015	(1)
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	06/30/2015	(1)
Natural Gas Futures (Buy)	34	340	04/28/2015	(316)
Natural Gas Futures (Buy)	14	140	09/28/2015	(32)
Natural Gas Futures (Buy)	1	10	12/29/2015	(2)
Natural Gas Futures (Buy)	1	10	02/25/2016	(8)
Natural Gas Futures (Sell)	17	170	02/25/2015	156
Natural Gas Futures (Sell)	32	320	03/27/2015	236
Natural Gas Futures (Sell)	2	20	06/26/2015	4
Natural Gas Swap Futures (Buy)	7	18	12/29/2015	(16)
Natural Gas Swap Futures (Buy)	7	18	01/27/2016	(16)
Natural Gas Swap Futures (Buy)	7	18	02/25/2016	(16)
Natural Gas Swap Futures (Buy)	7	18	03/29/2016	(18)
Natural Gas Swap Futures (Buy)	7	18	04/27/2016	(18)
Natural Gas Swap Futures (Buy)	7	18	05/26/2016	(17)
Natural Gas Swap Futures (Buy)	7	18	06/28/2016	(16)
Natural Gas Swap Futures (Buy)	7	18	07/27/2016	(16)
Natural Gas Swap Futures (Buy)	7	18	08/29/2016	(16)
Natural Gas Swap Futures (Buy)	7	18	09/28/2016	(16)
Natural Gas Swap Futures (Buy)	7	18	10/27/2016	(15)
Natural Gas Swap Futures (Buy)	7	18	11/28/2016	(12)
Natural Gas Swap Futures (Buy)	1	3	12/27/2018	(2)
Natural Gas Swap Futures (Buy)	1	3	01/29/2019	(2)
Natural Gas Swap Futures (Buy)	1	3	02/26/2019	(2)
Natural Gas Swap Futures (Buy)	1	3	03/27/2019	(2)
Natural Gas Swap Futures (Buy)	1	3	04/26/2019	(2)
Natural Gas Swap Futures (Buy)	1	3	05/29/2019	(2)

4

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Natural Gas Swap Futures (Buy)	1	$3	06/26/2019	$(2)
Natural Gas Swap Futures (Buy)	1	3	07/29/2019	(2)
Natural Gas Swap Futures (Buy)	1	3	08/28/2019	(2)
Natural Gas Swap Futures (Buy)	1	3	09/26/2019	(2)
Natural Gas Swap Futures (Buy)	1	3	10/29/2019	(2)
Natural Gas Swap Futures (Buy)	1	3	11/26/2019	(3)
Red Wheat Futures (Buy)	6	30	03/13/2015	(11)
Red Wheat Futures (Buy)	1	5	07/14/2015	(4)
Soybean Futures (Buy)	5	25	11/13/2015	(19)
Soybean Futures (Sell)	5	25	07/14/2015	22
Sugar Futures (Sell)	4	448	02/27/2015	14
Sugar Futures (Sell)	7	784	04/30/2015	3
U.S. Treasury Note Futures 5 year (Buy)	100	10,000	03/31/2015	237
U.S. Treasury Note Futures 10 year (Buy)	63	6,300	03/20/2015	299
Wheat Futures (Buy)	6	30	12/14/2015	(23)
Wheat Futures (Sell)	6	30	03/13/2015	17
Wheat Futures (Sell)	8	40	07/14/2015	29
White Sugar Futures (Buy)	4	—	02/13/2015	(14)
White Sugar Futures (Buy)	7	—	04/15/2015	(3)

Total Futures Contracts				$94

WRITTEN OPTIONS OPEN AT JANUARY 31, 2015

Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price		Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	200,000	244.170	[j]	05/16/2024	$1	$(1)
Variance Option S&P GSCI Copper Official Close Index ER (Call)	Goldman Sachs International	1,000,000	0.270	[v]	02/09/2015	4	—
Variance Option S&P GSCI Copper Official Close Index ER (Call)	Goldman Sachs International	1,000,000	0.420	[v]	03/05/2015	4	—
Variance Option S&P GSCI Energy Official Close Index ER (Call)	Goldman Sachs International	2,000,000	0.310	[v]	02/09/2015	5	—
Variance Option S&P GSCI Energy Official Close Index ER (Call)	Goldman Sachs International	1,000,000	0.580	[v]	03/05/2015	6	—
Credit Default Swap Option 5 year (Call)	Bank of America NA	400,000	0.550%		02/18/2015	—	—
Credit Default Swap Option 5 year (Put)	Bank of America NA	400,000	0.850		02/18/2015	1	—
Credit Default Swap Option 5 year (Put)	Bank of America NA	1,100,000	1.000		04/15/2015	2	(1)
Credit Default Swap Option 5 year (Put)	Barclays Bank plc	300,000	0.900		03/18/2015	—	—
Credit Default Swap Option 5 year (Put)	Barclays Bank plc	900,000	1.000		04/15/2015	1	(1)
Credit Default Swap Option 5 year (Put)	Credit Suisse International	500,000	0.900		03/18/2015	1	—
Credit Default Swap Option 5 year (Call)	JP Morgan Chase Bank NA	200,000	0.550		02/18/2015	—	—
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank NA	200,000	0.850		02/18/2015	—	—
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank NA	300,000	0.900		03/18/2015	—	—
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank NA	100,000	1.000		04/15/2015	—	—
Credit Default Swap Option 5 year (Call)	Société Générale Paris	300,000	0.550		02/18/2015	—	—
Credit Default Swap Option 5 year (Put)	Société Générale Paris	300,000	0.850		02/18/2015	1	—
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	6,900,000	0.520		01/19/2016	4	(5)
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	6,900,000	0.660		01/19/2016	7	(8)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	4,200,000	2.500		12/11/2017	140	(84)
Interest Rate Swap Option 10 year (Put)	JP Morgan Chase Bank NA	300,000	2.750		02/18/2015	2	—
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	7,200,000	2.750		02/18/2015	37	—
Interest Rate Swap Option 30 year (Call)	Deutsche Bank AG	4,700,000	2.550		03/20/2015	60	(425)
Commodity—Corn Futures (Call)	CME Group	7	$425.000		02/20/2015	1	—
Commodity—Corn Futures (Put)	CME Group	2	355.000		02/20/2015	—	—
Commodity—Cotton Futures (Call)	CME Group	1	62.000		02/06/2015	—	—
Commodity—Cotton Futures (Put)	CME Group	1	57.000		02/06/2015	—	—
Commodity—Crude Oil Futures (Call)	CME Group	7	68.000		03/17/2015	12	(2)
Commodity—Crude Oil Futures (Call)	Morgan Stanley Capital Services LLC	27	160.000		11/10/2015	170	(1)
Commodity—Gold Futures (Call)	CME Group	6	1,275.000		02/24/2015	6	(15)
Commodity—Gold Futures (Call)	CME Group	3	1,290.000		02/24/2015	3	(6)
Commodity—Mill Wheat Futures (Call)	CME Group	2	185.000		02/16/2015	1	(1)
Commodity—Mill Wheat Futures (Put)	CME Group	2	185.000		02/16/2015	1	—
Commodity—Natural Gas Futures (Call)	CME Group	1	3.500		03/26/2015	1	—
Commodity—Natural Gas Futures (Call)	CME Group	3	3.700		03/26/2015	2	—
Commodity—Natural Gas Futures (Put)	CME Group	1	2.500		03/26/2015	1	(1)
Commodity—Natural Gas Futures (Put)	CME Group	2	3.000		03/26/2015	2	(8)
Commodity—Natural Gas Futures (Call)	Goldman Sachs International	1	3.500		03/26/2015	—	—
Commodity—Natural Gas Futures (Put)	Goldman Sachs International	1	3.050		03/26/2015	—	—

5

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price	Expiration Date	Premiums Received (000s)	Value (000s)
Commodity—WTI-Brent Crude Oil Futures (Call)	CME Group	1	$59.000	02/17/2015	$1	$—
Commodity—WTI-Brent Crude Oil Futures (Call)	CME Group	2	67.000	02/17/2015	2	—
Commodity—WTI-Brent Crude Oil Futures (Call)	CME Group	29	68.000	03/17/2015	48	(6)
Commodity—WTI-Brent Crude Oil Spread Futures (Call)	CME Group	2	(6.000)	02/11/2015	2	(3)
Commodity—WTI-Brent Crude Oil Spread Futures (Call)	CME Group	2	(3.000)	02/11/2015	2	—
Commodity—WTI-Brent Crude Oil Spread Futures (Put)	CME Group	2	(14.000)	02/11/2015	2	—
Commodity—WTI-Brent Crude Oil Spread Futures (Put)	CME Group	2	(8.000)	02/11/2015	1	—
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Deutsche Bank AG	710,000	2.680	07/01/2015	17	(42)
U.S. Treasury Note Option 10 year (Call)	CME Group	9	131.500	02/20/2015	6	(5)
U.S. Treasury Note Option 10 year (Put)	CME Group	9	128.500	02/20/2015	3	(1)
U.S. Treasury Notes 10 year Future (Put)	CME Group	32	126.000	02/20/2015	19	(1)

Total Written Options					$579	$(617)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2015

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	UBS AG	$1,112	$1,156	02/03/2015	$44
Brazilian Real (Buy)	Bank of America NA	2,172	2,202	07/02/2015	(30)
Brazilian Real (Buy)	Barclays Capital	1,070	1,111	02/03/2015	(41)
Brazilian Real (Buy)	BNP Paribas SA	1,444	1,456	02/03/2015	(12)
Brazilian Real (Buy)	BNP Paribas SA	342	336	02/03/2015	6
Brazilian Real (Buy)	UBS AG	373	381	02/03/2015	(8)
Brazilian Real (Sell)	Barclays Capital	1,070	1,079	02/03/2015	9
Brazilian Real (Sell)	BNP Paribas SA	1,785	1,791	02/03/2015	6
Brazilian Real (Sell)	Credit Suisse International	3,206	3,294	07/02/2015	88
Brazilian Real (Sell)	Deutsche Bank AG London	4,486	4,637	07/02/2015	151
Brazilian Real (Sell)	UBS AG	374	377	02/03/2015	3
Brazilian Real (Sell)	UBS AG	370	378	03/03/2015	8
British Pound Sterling (Buy)	Bank of America NA	296	296	02/03/2015	—
British Pound Sterling (Sell)	Bank of America NA	295	295	04/07/2015	—
British Pound Sterling (Sell)	Credit Suisse International	174	180	02/03/2015	6
British Pound Sterling (Sell)	Goldman Sachs Capital Markets LP	86	86	02/03/2015	—
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	1,239	1,241	03/03/2015	2
British Pound Sterling (Sell)	UBS AG	36	37	02/03/2015	1
Canadian Dollar (Sell)	Bank of America NA	163	180	03/03/2015	17
Canadian Dollar (Sell)	Goldman Sachs Capital Markets LP	488	532	03/03/2015	44
Canadian Dollar (Sell)	HSBC Bank USA	566	620	03/03/2015	54
Colombian Peso (Sell)	BNP Paribas SA	197	211	06/03/2015	14
Euro Currency (Buy)	Bank of America NA	149	156	02/03/2015	(7)
Euro Currency (Buy)	Bank of America NA	28,991	28,954	02/03/2015	37
Euro Currency (Buy)	Citibank NA	35	38	02/19/2015	(3)
Euro Currency (Buy)	JP Morgan Chase Bank NA	2,237	2,302	02/03/2015	(65)
Euro Currency (Buy)	UBS AG	162	169	02/03/2015	(7)
Euro Currency (Sell)	Bank of America NA	358	375	02/03/2015	17
Euro Currency (Sell)	Bank of America NA	29,008	28,969	04/07/2015	(39)
Euro Currency (Sell)	Deutsche Bank AG London	348	346	03/03/2015	(2)
Euro Currency (Sell)	Deutsche Bank AG London	279	281	03/03/2015	2
Euro Currency (Sell)	Goldman Sachs Capital Markets LP	31,182	33,630	02/03/2015	2,448
Hungarian Forint (Sell)	JP Morgan Chase Bank	1,301	1,290	04/30/2015	(11)
Indian Rupee (Buy)	JP Morgan Chase Bank	4,823	4,763	04/13/2015	60
Japanese Yen (Buy)	Bank of America NA	3,388	3,359	02/03/2015	29
Japanese Yen (Buy)	Deutsche Bank AG London	1,142	1,141	02/03/2015	1
Japanese Yen (Sell)	Bank of America NA	4,530	4,437	02/03/2015	(93)
Japanese Yen (Sell)	Bank of America NA	3,389	3,360	03/03/2015	(29)
Malaysian Ringgit (Buy)	Bank of America NA	1,371	1,387	04/13/2015	(16)
Malaysian Ringgit (Sell)	UBS AG	1,363	1,504	02/26/2015	141
Mexican Peso (Buy)	Barclays Bank plc	243	267	02/05/2015	(24)
Mexican Peso (Buy)	BNP Paribas SA	2,041	2,317	02/05/2015	(276)
Mexican Peso (Buy)	Credit Suisse International	1,119	1,149	04/22/2015	(30)
Mexican Peso (Buy)	Deutsche Bank AG London	167	170	02/05/2015	(3)
Mexican Peso (Buy)	HSBC Bank USA	328	334	02/05/2015	(6)
Mexican Peso (Buy)	UBS AG	827	892	02/05/2015	(65)
Mexican Peso (Buy)	Westpac Banking Corp.	108	109	05/05/2015	(1)

6

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Mexican Peso (Sell)	Bank of America NA	$165	$182	02/05/2015	$17
Mexican Peso (Sell)	Bank of America NA	1,786	1,891	03/19/2015	105
Mexican Peso (Sell)	Barclays Bank plc	154	170	02/05/2015	16
Mexican Peso (Sell)	BNP Paribas SA	307	338	02/05/2015	31
Mexican Peso (Sell)	Credit Suisse International	1,173	1,205	02/05/2015	32
Mexican Peso (Sell)	JP Morgan Chase Bank NA	1,805	1,914	02/05/2015	109
Mexican Peso (Sell)	Société Générale	1,546	1,636	03/19/2015	90
New Zealand Dollar (Sell)	BNP Paribas SA	804	850	02/03/2015	46
Polish Zloty (Buy)	JP Morgan Chase Bank	871	864	07/30/2015	7
South African Rand (Sell)	Barclays Bank plc	99	100	04/30/2015	1
South Korean Won (Sell)	Bank of America NA	747	750	02/26/2015	3

Total Forward Currency Contracts					$2,877

SWAP AGREEMENTS OPEN AT JANUARY 31, 2015

CENTRALLY CLEARED SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000%	09/17/2024		€600	$(46)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000	03/18/2045		3,600	(910)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	2.750	03/18/2025		£600	(54)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	2.000	03/18/2045		1,180	(64)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.660	11/09/2021	MEX$	55,900	121
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.000	12/17/2024		$7,000	(165)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/17/2025		5,500	(151)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043		2,600	(817)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.750	06/18/2044		1,900	(588)

Interest Rate Swaps							$(2,674)

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	iTraxx Europe Series 22 Version 1	Buy	1.000%	12/20/2019	0.000%	$(28)	$(27)	€1,200	$(1)
ICE Group	Dow Jones CDX North America High Yield Index Series 23	Buy	5.000	12/20/2019	3.702	17	15	$280	2

Credit Default Swaps									$1

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	11.680%	01/04/2021	R$	2,400	$4
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021		900	2
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021		700	1
Bank of America NA	Eurostat Eurozone HICP Ex Tobacco Unrevised NSA	Receive	0.750	12/10/2019		€1,000	(9)
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco Unrevised NSA	Receive	0.900	10/15/2019		2,100	(30)
JP Morgan Chase Bank NA	Eurostat Eurozone HICP Ex Tobacco Unrevised NSA	Receive	1.000	12/15/2018		100	(1)
Morgan Stanley Capital Services LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised NSA	Receive	1.000	11/26/2019		100	(2)
UBS AG Stamford	Eurostat Eurozone HICP Ex Tobacco Unrevised NSA	Receive	1.000	11/26/2019		100	(2)
Bank of America NA	UK Retail Prices Index All Items NSA	Pay	3.500	10/15/2044		£600	152
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.125	12/15/2024		400	30
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.170	12/15/2024		300	25
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.550	12/11/2044		100	28
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.100	12/11/2024		100	5

7

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued INTEREST RATE SWAPS—Continued

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.500%	10/15/2044	€200	$58
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.550	11/15/2044	100	29
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.140	01/14/2030	710	35
JP Morgan Chase Bank NA	UK Retail Prices Index All Items NSA	Pay	3.528	09/23/2044	300	83
Morgan Stanley Capital Services LLC	UK Retail Prices Index All Items NSA	Pay	3.500	10/15/2044	200	54
Barclays Bank plc	US Consumer Price Index Urban Consumers NSA	Receive	2.090	10/11/2017	$2,800	(94)
BNP Paribas SA	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017	5,600	(297)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.000	11/19/2016	1,500	(23)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.000	11/20/2016	2,300	(36)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.000	11/21/2016	400	(6)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.830	11/29/2016	800	(19)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.850	11/29/2016	3,400	(85)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.173	11/01/2018	900	(35)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	1.730	04/15/2016	3,700	(89)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.420	02/12/2017	1,400	(71)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.210	10/11/2018	1,700	(70)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.930	10/31/2016	6,500	(179)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017	8,200	(434)

Interest Rate Swaps						$(976)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS TOTAL RETURN SWAPS ON INDICES

Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Number of Units (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/17/2015	$23,508	115	$(204)
BNP Paribas SA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/17/2015	1,006	5	(3)
Citibank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/17/2015	818	4	(7)
Credit Suisse International	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/17/2015	6,234	30	(54)
Deutsche Bank AG	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/17/2015	10,309	50	(90)
Goldman Sachs Bank USA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/17/2015	7,540	37	(65)
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/17/2015	5,536	11	141
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/17/2015	6,149	16	(32)
Morgan Stanley Capital Services LLC	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/17/2015	79,949	358	(695)
Société Générale Paris	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/17/2015	13,857	68	(120)

Total Return Swaps on Indices							$(1,129)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS TOTAL RETURN SWAPS ON COMMODITIES

Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	European Refining Margins	Receive	$1.940	12/31/2015	3,000	$(6)
Goldman Sachs International	European Refining Margins	Receive	1.940	03/31/2016	3,000	(9)
BNP Paribas SA	Algonquin City-Gates Natural Gas	Receive	7.000	02/27/2015	10,000	33
Goldman Sachs International	Algonquin City-Gates Natural Gas	Receive	(0.300)	02/27/2015	10,000	8
Goldman Sachs International	Henry Hub Natural Gas	Receive	—	02/27/2015	10,000	(1)
Bank of America NA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.700)	06/30/2015	480	—
Bank of America NA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.850)	06/30/2015	280	—
Bank of America NA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.900)	06/30/2015	505	—
Bank of America NA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.750)	12/31/2015	684	—
Bank of America NA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(8.150)	12/31/2015	11,000	56
BNP Paribas SA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.550)	12/31/2015	1,074	—
Citibank NA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.700)	06/30/2015	1,105	—
Citibank NA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.800)	06/30/2015	555	—
Citibank NA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.500)	12/31/2015	534	—
Goldman Sachs International	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.550)	06/30/2015	1,050	—
Goldman Sachs International	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.600)	06/30/2015	550	—
Goldman Sachs International	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.400)	12/31/2015	642	—

8

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued TOTAL RETURN SWAPS ON COMMODITIES—Continued

Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	$(3.000)	12/31/2015	990	$—
JP Morgan Chase Bank NA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.300)	12/31/2015	1,506	—
Morgan Stanley Capital Services LLC	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(3.300)	12/31/2015	1,045	(1)

Total Return Swaps on Commodities						$80

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS VARIANCE SWAPS ON COMMODITIES
Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Brent Crude Oil Futures March 2015	Pay	$0.220	02/09/2015	$32	$—
Bank of America NA	Forward Volatility Euro vs. U.S. Dollar	Pay	0.240	02/25/2015	1	—
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.060	11/25/2015	90	2
Morgan Stanley Capital Services LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.050	04/21/2016	520	9
Goldman Sachs International	London Silver Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.110	11/25/2015	70	—
Morgan Stanley Capital Services LLC	London Silver Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.090	04/21/2016	400	7
Citibank NA	S&P GSCI Crude Oil Official Close Index	Pay	0.040	05/14/2015	55	(7)
Citibank NA	S&P GSCI Crude Oil Official Close Index	Pay	0.050	05/14/2015	52	(6)
Deutsche Bank AG	S&P GSCI Crude Oil Official Close Index	Pay	0.050	05/14/2015	50	(6)
Deutsche Bank AG	S&P GSCI Crude Oil Official Close Index	Pay	0.060	11/17/2015	50	(9)
Société Générale Paris	S&P GSCI Crude Oil Official Close Index	Pay	0.040	05/14/2015	59	(8)
Deutsche Bank AG	West Texas Intermediate Crude Oil Futures December 2015	Pay	0.040	11/17/2015	60	5
Deutsche Bank AG	West Texas Intermediate Crude Oil Futures June 2015	Pay	0.090	05/14/2015	192	18
Société Générale Paris	West Texas Intermediate Crude Oil Futures June 2015	Pay	0.030	05/14/2015	67	7
BNP Paribas SA	West Texas Intermediate Crude Oil Futures March 2015	Pay	0.250	02/17/2015	30	(4)
Deutsche Bank AG	West Texas Intermediate Crude Oil Futures March 2015	Pay	0.250	02/17/2015	30	(4)

Variance Swaps on Commodities						$4

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS VARIANCE SWAPS ON INDICES
Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	Bloomberg Commodity Index Total ReturnSM	Pay	$0.020	02/03/2015	$79	$(1)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	Hellenic Republic 0.001% due 06/20/2015	Sell	1.000%	06/20/2015	32.775%	$(25)	$(9)	€200	$(16)
Bank of America NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2019	1.939	(25)	(36)	$700	11
Morgan Stanley Capital Services LLC	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2019	1.939	(61)	(86)	1,700	25
Goldman Sachs International	JSC GAZPROM 8.630% due 04/28/2034	Sell	1.000	03/20/2016	8.127	(15)	(15)	200	—
JP Morgan Chase Bank NA	JSC GAZPROM 5.880% due 06/01/2015	Sell	1.000	03/20/2015	8.094	(1)	(2)	100	1
JP Morgan Chase Bank NA	JSC GAZPROM 8.630% due 04/28/2034	Sell	1.000	03/20/2016	8.127	(15)	(14)	200	(1)
JP Morgan Chase Bank NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	09/20/2015	6.243	(10)	(9)	300	(1)
Bank of America NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	03/20/2019	6.289	(36)	(16)	200	(20)

9

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Russian Federation 7.500% due 03/31/2030	Sell	1.000%	03/20/2016	6.200%	$(17)	$(15)	€300	$(2)
Goldman Sachs International	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2019	6.289	(20)	(6)	100	(14)

Credit Default Swaps									$(17)

Total Swaps									$(4,712)

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2015

Par Value (000s)	Security	Proceeds (000s)	Value (000s)
$7,000	Federal National Mortgage Association TBA[10]	$7,289	$(7,396)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$11,307	$—	$11,307
Collateralized Mortgage Obligations	—	6,982	—	6,982
Corporate Bonds & Notes	—	12,078	—	12,078
Foreign Government Obligations	—	33,576	—	33,576
Mortgage Pass-Through	—	4,960	—	4,960
Purchased Options	7	93	—	100
U.S. Government Obligations	—	156,598	—	156,598
Short-Term Investments
Repurchase Agreements	—	1,021	—	1,021
U.S. Government Agencies	—	11,197	—	11,197
U.S. Government Obligations	—	4,671	—	4,671

Total Investments in Securities	$7	$242,483	$—	$242,490

Financial Derivative Instruments—Assets
Forward Currency Contracts	—	3,645	—	3,645
Futures Contracts	1,802	—	—	1,802
Swap Agreements	—	952	—	952

Total Financial Derivative Instruments—Assets	$1,802	$4,597	$—	$6,399

Liability Category
Fixed Income Investments Sold Short	$—	$(7,396)	$—	$(7,396)

Investments in Other Financial Instruments
Forward Currency Contracts	—	(768)	—	(768)
Futures Contracts	(1,708)	—	—	(1,708)
Swap Agreements	—	(5,664)	—	(5,664)
Written Options	(50)	(567)	—	(617)

Total Financial Derivative Instruments—Liabilities	$(1,758)	$(6,999)	$—	$(8,757)

Total Investments	$51	$232,685	$—	$232,736

There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

10

Harbor Commodity Real Return Strategy Funds

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$1,552	$(2,693)
Credit Contracts	39	(57)
Foreign Exchange Contracts	3,645	(810)
Interest Rate Contracts	1,263	(5,197)

Total	$6,499	$(8,757)

11

Harbor Commodity Real Return Strategy Funds

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security, the stated rate represents the rate in effect at January 31, 2015.

2	Step coupon security, the stated rate represents the rate in effect at January 31, 2015.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2015, the aggregate value of these securities was $10,011 or 7% of net assets.

4	Variable rate security, the stated rate represents the rate in effect at January 31, 2015.

5	CLO after the name of a security stands for Collateralized Loan Obligations.

6	MTN after the name of a security stands for Medium Term Note.

7	Perpetuity bond, the maturity date represents the next callable date.

8	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

9	Zero coupon bond.

10	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2015. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).

11	At January 31, 2015, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $3,680 or 2% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

g	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

j	Amount represents Index Value.

v	Amount represents the initial strike value of variance of the price of the underlying commodity or index.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

COL$	Colombian Peso.

€	Euro.

MEX$	Mexican Peso.

NZD$	New Zealand Dollar.

The accompanying notes are an integral part of the Portfolio of Investments.

12

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -6.4%)

ASSET-BACKED SECURITIES—13.6%
Principal Amount (000s)		Value (000s)
$44	ACE Securities Corp. Home Equity Loan Trust Series 2006-OP2 Cl. A1 0.323%—08/25/2036[1]	$37
70	AmeriCredit Automobile Receivables Trust Series 2014-3 Cl. A1 0.230%—08/10/2015	70
€99	Avoca Capital Series III-X Cl. A 0.438%—09/15/2021[1]	111
$897	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 Cl. 2A1 0.568%—09/25/2046[1]	770
41	Belle Haven ABS CLO Ltd.[2] Series 2004-1A Cl. A1ST 0.613%—11/03/2044[1,3]	20
84	Series 2004-1A Cl. A1SB 0.653%—11/03/2044[1,3]	42

		62

400	Countrywide Asset-Backed Certificates Series 2007-2 Cl. 2A3 0.308%—08/25/2037[1]	327
400	Series 2007-11 Cl. 2A3 0.358%—06/25/2047[1]	343
100	Series 2006-1 Cl. AF5 5.884%—07/25/2036[4]	68

		738

178	Credit-Based Asset Servicing and Securitization LLC Series 2007-CB3 Cl. A3 5.731%—03/25/2037[4]	110
178	Series 2007-CB3 Cl. A4 5.971%—03/25/2037[4]	112

		222

591	First Franklin Mortgage Loan Trust Series 2004-FF8 Cl. M3 1.593%—10/25/2034[1]	491
300	Goldentree Loan Opportunities VII Ltd. Series 2013-7A Cl. A 1.406%—04/25/2025[1,3]	294
60	Huntington CLO Ltd.[2] Series 2005-1A Cl. A1A 0.525%—11/05/2040[1,3]	56
53	Indymac Residential Asset Backed Trust Series 2007-B Cl. 2A2 0.328%—07/25/2037[1]	30
200	JP Morgan Mortgage Acquisition Trust Series 2006-CW1 Cl. A5 0.408%—05/25/2036[1]	178
680	Morgan Stanley ABS Capital I Inc. Trust Series 2007-HE2 Cl. A2B 0.258%—01/25/2037[1]	415
85	Series 2007-NC1 Cl. A2C 0.308%—11/25/2036[1]	60
98	Series 2006-NC5 Cl. A4 0.318%—10/25/2036[1]	69

		544

100	Morgan Stanley Capital I Inc. Trust Series 2006-HE1 Cl. A4 0.458%—01/25/2036[1]	90
32	Newcastle CLO V Ltd.[2] Series 2004-5A Cl. 1 0.595%—12/24/2039[1,3]	31
300	Oha Credit Partners VIII Ltd. Series 2013-8A Cl. A 1.351%—04/20/2025[1,3]	294
70	Ownit Mortgage Loan Asset Backed Certificates Series 2006-4 Cl. A2C 0.320%—05/25/2037[1]	47
57	Securitized Asset Backed Receivables LLC Trust Series 2004-OP1 Cl. M1 0.933%—02/25/2034[1]	54
143	Sierra Madre Funding Ltd. Series 2004-1A Cl. A1A 0.548%—09/07/2039[1,3]	113
333	Series 2004-1A Cl. ALTB 0.568%—09/07/2039[1,3]	264

		377

115	SLM Student Loan Trust Series 2010-A Cl. 2A 3.417%—05/16/2044[1,3]	122
72	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.487%—04/17/2021[1,3]	71
43	Structured Asset Investment Loan Trust Series 2005-8 Cl. A4 0.528%—10/25/2035[1]	42
75	Triaxx Prime CLO[2] Series 2007-1A Cl. A1D 0.431%—10/02/2039[1,3]	64

TOTAL ASSET-BACKED SECURITIES (Cost $ 3,838)		4,795

BANK LOAN OBLIGATIONS—0.2%
(Cost $ 65)
66	HJ Heinz Co. Term Loan B2 3.500%—06/05/2020[5]	65

COLLATERALIZED MORTGAGE OBLIGATIONS—5.7%
47	American Home Mortgage Assets Trust Series 2006-2 Cl. 1A1 1.074%—09/25/2046[1]	33
20	Banc of America Alternative Loan Trust Series 2003-2 Cl. CB1 5.750%—04/25/2033	21
66	Banc of America Funding Trust Series 2007-D Cl. 1A4 0.398%—06/20/2047[1]	64

13

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
$14	Series 2004-A Cl. 4A1 2.621%—06/20/2032[5]	$14

		78

63	BCAP LLC Trust Series 2011 Cl. RR5 5.250%—06/26/2036[3]	57
32	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5 Cl. A2 2.380%—08/25/2035[1]	33
7	Series 2004-10 Cl. 15A1 2.591%—01/25/2035[5]	7
15	Series 2005-1 Cl. 4A1 4.315%—03/25/2035[5]	14

		54

€105	Berica ABS Srl Series 2011-1 Cl. A1 0.379%—12/31/2055[1]	118
$50	Citigroup Mortgage Loan Trust Inc. Series 2005-3 Cl. 1A1 1.822%—08/25/2035[5]	48
36	First Horizon Mortgage Pass Through Trust Series 2005-AR4 Cl. 2A1 2.565%—10/25/2035[5]	32
€4	Granite Mortgages plc Series 2003-3 Cl. 2A 0.440%—01/20/2044[1]	4
£36	Series 2004-3 Cl. 3A2 0.940%—09/20/2044[1]	54

		58

$21	Impac CMB Trust Series 2004-4 Cl. 1A1 0.810%—09/25/2034[1]	21
9	IndyMac IMSC Mortgage Loan Trust Series 2004-AR6 Cl. 5A1 2.530%—10/25/2034[5]	9
9	JP Morgan Alternative Loan Trust Series 2006-A3 Cl. 1A3 0.318%—07/25/2036[1]	9
84	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8 Cl. 1A1 5.397%—05/15/2045	89
276	JP Morgan Mortgage Trust Series 2006-A2 Cl. 1A1 2.746%—04/25/2036[5]	250
10	Series 2006-S2 Cl. 2A2 5.875%—06/25/2021	10

		260

10	MASTR Adjustable Rate Mortgages Trust Series 2004-4 Cl. 3A1 2.168%—05/25/2034[5]	10
99	Merrill Lynch Mortgage Investors Trust Series 2003-H Cl. A3A 1.940%—01/25/2029[5]	98
116	Morgan Stanley Capital I Trust Series 2007-IQ14 Cl. A1A 5.665%—04/15/2049[5]	126
49	Structured Asset Securities Corp. Series 2005-16 Cl. 1A2 5.500%—09/25/2035	50
12	Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Cl. A1 0.247%—06/15/2020[1,3]	11
361	Series 2007-C32 Cl. A1A 5.721%—06/15/2049[5]	387
57	Series 2006-C27 Cl. 1A1 5.749%—07/15/2045[5]	60
63	Series 2007-C33 Cl. 1A1 5.943%—02/15/2051[5]	68

		526

12	Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Cl. 2A1A 0.398%—04/25/2045[1]	11
48	Washington Mutual Mortgage Pass Through Certificates Trust Series 2005-AR9 Cl. A1A 0.488%—07/25/2045[1]	46
102	Series 2007-HY3 Cl. 2A1 2.122%—03/25/2037[5]	90
171	Series 2007-HY4 Cl. 3A1 4.484%—04/25/2037[5]	160

		296

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,890)		2,004

CORPORATE BONDS & NOTES—42.1%
100	Abbey National Treasury Services plc 4.000%—04/27/2016	104
400	AbbVie Inc. 1.015%—11/06/2015[1]	401
100	AES Corp. 3.234%—06/01/2019[1]	99
200	Ally Financial Inc. 3.500%—07/18/2016	201
100	4.625%—06/26/2015	101
400	5.500%—02/15/2017	420

		722

1,000	American International Group Inc. 2.375%—08/24/2015	1,009
400	Anglo American Capital plc 1.203%—04/15/2016[1,3]	400
100	Bank of America Corp. 0.562%—08/15/2016[1]	100
200	2.000%—01/11/2018	201
300	5.750%—12/01/2017	333
100	6.500%—08/01/2016	108

		742

100	Bank of America Corp. MTN[6] 1.067%—03/22/2016[1]	100
400	BellSouth Corp. 4.182%—04/26/2021[3]	403
380	BP Capital Markets plc 0.585%—11/06/2015[1]	381
200	BPCE SA 5.150%—07/21/2024[3]	215
200	CIT Group Inc. 4.250%—08/15/2017	203
100	Citigroup Inc. 1.216%—07/25/2016[1]	101
400	Community Health Systems Inc. 5.125%—08/15/2018	415
100	COX Communications Inc. 5.875%—12/01/2016[3]	108
400	Ford Motor Credit Co. LLC 2.750%—05/15/2015	402
300	4.207%—04/15/2016	311

		713

14

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)
	$400	Ford Motor Credit Co. LLC MTN[6] 1.037%—01/17/2017[1]	$400
	200	Gazprom OAO Via Gaz Capital SA 5.092%—11/29/2015[3]	197
	400	General Mills Inc. 0.553%—01/29/2016[1]	400
	100	HSBC Finance Corp. 5.250%—04/15/2015	101
	400	Imperial Tobacco Finance plc 2.050%—02/11/2018[3]	403
	462	International Lease Finance Corp. 4.875%—04/01/2015	465
	300	8.625%—09/15/2015	313
	100	8.750%—03/15/2017	111

			889

	100	JP Morgan Chase & Co. 1.156%—01/25/2018[1]	101
	400	3.450%—03/01/2016	411

			512

	100	JP Morgan Chase & Co. MTN[6] 0.854%—02/26/2016[1]	100
	300	1.100%—10/15/2015	301

			401

	200	KBC Bank NV 8.000%—01/25/2023[5]	225
	100	Kroger Co. 2.200%—01/15/2017	102
	100	Merrill Lynch & Co. Inc. MTN[6] 6.400%—08/28/2017	112
	400	Metropolitan Life Global Funding I 0.382%—06/23/2016[1,3]	400
	100	MGM Resorts International 6.875%—04/01/2016	105
	100	Morgan Stanley 1.750%—02/25/2016	101
	100	Mylan Inc. 1.800%—06/24/2016	101
	200	NBCUniversal Enterprise Inc. 0.790%—04/15/2016[1,3]	200
	100	Petrobras Global Finance BV 2.603%—03/17/2017[1]	90
	300	Petrobras International Finance Co. 2.875%—02/06/2015	299
	300	Pricoa Global Funding 1 MTN[6] 0.382%—05/16/2016[1,3]	300
	300	Sberbank of Russia Via SB Capital SA 5.499%—07/07/2015	301
	200	Sinopec Group Overseas Development 2014 Ltd. 1.032%—04/10/2017[1,3]	200
	100	SLM Corp. MTN[6] 8.450%—06/15/2018	113
	200	Verizon Communications Inc. 1.771%—09/15/2016[1]	204
	274	2.500%—09/15/2016	280

			484

	200	Volkswagen Group of America Finance LLC 0.453%—05/23/2016[1,3]	200
	300	Volkswagen International Finance NV 0.562%—11/18/2015[1,3]	301
	1,200	1.150%—11/20/2015[3]	1,206

			1,507

	400	Volvo Treasury AB Co. 5.950%—04/01/2015[3]	403
	100	Wells Fargo & Co. 0.456%—10/28/2015[1]	100
	50	Wynn Las Vegas LLC 7.750%—08/15/2020	53

	TOTAL CORPORATE BONDS & NOTES (Cost $14,818)		14,815

FOREIGN GOVERNMENT OBLIGATIONS—7.9%
	€100	Autonomous Community of Catalonia MTN[6] 3.875%—04/07/2015	114
R$	5,300	Brazil Letras Do Tesouro Nacional 0.000%—04/01/2015-07/01/2017[7]	1,723
	€100	Italy Buoni Poliennali Del Tesoro 5.000%—09/01/2040	163
MEX$	800	Mexico Cetes 0.000%—03/19/2015[7]	53
	€100	Slovenia Government Bond 4.700%—11/01/2016[3]	122
	$200	Slovenia Government International Bond 5.250%—02/18/2024	230
	€300	Spain Government Bond 2.750%—10/31/2024[3]	379

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,183)		2,784

MORTGAGE PASS-THROUGH—16.0%
	$97	Federal Home Loan Mortgage Corp. 1.564%—10/25/2021[5]	9
	72	Federal Home Loan Mortgage Corp. REMIC[8] 11.678%—04/15/2044[5]	75
	70	13.053%—02/15/2044[5]	73

			148

	7	Federal National Mortgage Association 2.305%—07/01/2032[1]	7
	81	2.790%—11/01/2042[1]	83
	4,000	4.000%—02/12/2045	4,271
	13	4.500%—02/01/2026	14

			4,375

	25	Federal National Mortgage Association REMIC[8] 0.288%—03/25/2034[1]	25
	1,000	Federal National Mortgage Association TBA[9] 4.500%—03/12/2043	1,084

	TOTAL MORTGAGE PASS-THROUGH (Cost $5,634)		5,641

MUNICIPAL BONDS—1.7%
	100	Buckeye Tobacco Settlement Financing Authority 5.875%—06/01/2047	85
	100	6.000%—06/01/2042	86

			171

	100	California State 7.600%—11/01/2040	163
	200	New York City, NY 5.887%—12/01/2024	251

	TOTAL MUNICIPAL BONDS (Cost $442)		585

15

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

PREFERRED STOCKS—0.1%
(Cost $24) Shares		Value (000s)
CONSUMER FINANCE—0.1%
900	Ally Financial Inc	$24

PURCHASED OPTIONS—0.3%
No. of Contracts
8,300,000	Credit Default Swap Option 5 year 1.600%—02/18/2015-04/15/2015	1
360,000	Currency Option U.S. Dollar vs. Mexican Peso $120.00—02/25/2015	1
17,800,000	Interest Rate Swap Option 2 year 1.120%—12/01/2015-01/06/2016	79
1,200,000	Interest Rate Swap Option 30 year 3.550%—10/27/2017-11/27/2017	37
46	U.S. Treasury Notes 10 year Future $110.00—02/20/2015	1

TOTAL PURCHASED OPTIONS (Premiums Paid/Cost $139)		119

U.S. GOVERNMENT OBLIGATIONS—18.8%
Principal Amount (000s)
$400	U.S. Treasury Bonds 3.125%—08/15/2044	475
1,398	U.S. Treasury Inflation Indexed Bonds[10] 0.125%—01/15/2023-07/15/2024	1,419
997	0.250%—01/15/2025	1,020
1,071	2.000%—01/15/20261[1]	1,289
251	2.375%—01/15/20251[1]	309

		4,037

700	U.S. Treasury Notes 1.875%—11/30/2021	718
300	2.000%—05/31/2021	310
800	2.125%—09/30/2021[11]	834
200	3.000%—11/15/2044	232

		2,094

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $6,390)		6,606

SHORT-TERM INVESTMENTS—8.5%
CERTIFICATES OF DEPOSIT—2.8%
400	Credit Suisse NY 0.553%—08/24/2015[1]	400
400	Royal BK of Canada 1.370%—05/07/2015	315
250	Sumitomo Mitsui Banking Corp. 0.573%—04/29/2016[1]	250

		965

COMMERCIAL PAPER—1.1%
400	Vodafone Group plc 0.600%—06/29/2015	399

REPURCHASE AGREEMENTS—4.6%
1,300	Repurchase Agreement with Citigroup dated January 30, 2015 due February 02, 2015 at 0.110% collateralized by U.S. Treasury Notes (market value $1,317)	1,300
311	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by Federal Home Loan Mortgage Corp. (market value $321)	311

		1,611

TOTAL SHORT-TERM INVESTMENTS (Cost $3,027)		2,975

TOTAL INVESTMENTS—114.9% (Cost $39,450)		40,413

CASH AND OTHER ASSETS, LESS LIABILITIES—(14.9)%		(5,244)

TOTAL NET ASSETS—100.0%		$35,169

FUTURES CONTRACTS OPEN AT JANUARY 31, 2015

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-BTP Futures (Buy)	5	€500	03/06/2015	$9
Euro-Bund Futures (Sell)	4	400	03/06/2015	(10)
Eurodollar Futures-CME 90 day (Buy)	29	$7,250	12/14/2015	11
Eurodollar Futures-CME 90 day (Sell)	3	750	06/15/2015	—
Eurodollar Futures-CME 90 day (Sell)	29	7,250	12/19/2016	(32)
U.S. Treasury Note Futures 10 year (Buy)	11	1,100	03/20/2015	24

Total Futures Contracts				$2

WRITTEN OPTIONS OPEN AT JANUARY 31, 2015

Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price		Expiration Date	Premiums Received (000s)	Value (000s)
S&P Index Option (Put)	CME Group	2	1,900.000	[j]	03/13/2015	$6	$(4)
Credit Default Swap Option 5 year (Put)	Bank of America NA	300,000	0.950%		03/18/2015	1	—
Credit Default Swap Option 5 year (Put)	Bank of America NA	200,000	1.000		04/15/2015	—	—
Credit Default Swap Option 5 year (Put)	Bank of America NA	300,000	1.000		03/18/2015	1	—

16

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price	Expiration Date	Premiums Received (000s)	Value (000s)
Credit Default Swap Option 5 year (Put)	Barclays Bank plc	200,000	0.900%	03/18/2015	$—	$—
Credit Default Swap Option 5 year (Put)	Barclays Bank plc	200,000	1.000	04/15/2015	—	—
Credit Default Swap Option 5 year (Put)	Credit Suisse International	100,000	0.900	03/18/2015	—	—
Credit Default Swap Option 5 year (Call)	Goldman Sachs International	200,000	0.500	03/18/2015	—	—
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	200,000	0.850	03/18/2015	—	—
Credit Default Swap Option 5 year (Call)	JP Morgan Chase Bank NA	300,000	0.500	03/18/2015	—	—
Credit Default Swap Option 5 year (Call)	JP Morgan Chase Bank NA	300,000	0.550	02/18/2015	—	—
Credit Default Swap Option 5 year (Call)	JP Morgan Chase Bank NA	300,000	0.600	02/18/2015	—	—
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank NA	300,000	0.850	02/18/2015	1	—
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank NA	300,000	0.900	02/18/2015	1	—
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank NA	1,300,000	0.850	03/18/2015	2	(1)
Interest Rate Swap Option 5 year (Put)	Bank of America NA	400,000	3.000	10/15/2015	11	—
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	800,000	3.460	11/27/2017	15	(7)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	800,000	3.530	11/27/2017	17	(7)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	800,000	3.550	11/27/2017	14	(6)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	400,000	3.000	10/15/2015	11	—
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	800,000	3.530	02/29/2016	10	(1)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	2,600,000	3.550	10/27/2017	45	(20)
Interest Rate Swap Option 10 year (Call)	Bank of America NA	300,000	2.150	12/01/2015	3	(11)
Interest Rate Swap Option 10 year (Call)	Bank of America NA	600,000	2.300	12/01/2015	7	(28)
Interest Rate Swap Option 10 year (Call)	Deutsche Bank AG	100,000	0.950	03/23/2015	—	(3)
Interest Rate Swap Option 10 year (Put)	Deutsche Bank AG	100,000	1.550	03/23/2015	1	—
Interest Rate Swap Option 10 year (Call)	Goldman Sachs Bank USA	1,200,000	2.300	12/01/2015	17	(55)
Interest Rate Swap Option 10 year (Call)	Morgan Stanley Capital Services LLC	700,000	1.750	01/06/2016	8	(14)
Interest Rate Swap Option 10 year (Call)	Morgan Stanley Capital Services LLC	1,000,000	2.000	12/16/2015	12	(30)
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	400,000	3.240	02/06/2015	5	—
Currency Option Australian Dollar vs. Japanese Yen (Call)	Deutsche Bank AG	200,000	$100.500	02/13/2015	1	—
Currency Option Australian Dollar vs. Japanese Yen (Put)	Deutsche Bank AG	200,000	93.870	02/13/2015	1	(5)
Currency Option Australian Dollar vs. New Zealand Dollar (Put)	Credit Suisse International	100,000	1.100	02/04/2015	1	(2)
Currency Option Australian Dollar vs. New Zealand Dollar (Put)	Goldman Sachs Bank USA	100,000	1.110	02/04/2015	—	(3)
Currency Option British Pound vs. Australian Dollar (Call)	JP Morgan Chase Bank NA	100,000	1.890	02/05/2015	1	(4)
Currency Option British Pound vs. Australian Dollar (Put)	JP Morgan Chase Bank NA	100,000	1.830	02/05/2015	1	—
Currency Option British Pound vs. Japanese Yen (Call)	Bank of America NA	100,000	193.500	02/13/2015	1	—
Currency Option British Pound vs. Japanese Yen (Put)	Bank of America NA	100,000	181.200	02/13/2015	1	(4)
Currency Option Euro Dollar vs. Australian Dollar (Call)	BNP Paribas SA	300,000	1.530	03/04/2015	2	(1)
Currency Option Euro Dollar vs. Australian Dollar (Put)	BNP Paribas SA	300,000	1.450	03/04/2015	2	(5)
Currency Option Euro Dollar vs. Canadian Dollar (Call)	Credit Suisse International	100,000	1.460	02/05/2015	1	—
Currency Option Euro Dollar vs. Canadian Dollar (Put)	Credit Suisse International	100,000	1.400	02/05/2015	1	—
Currency Option Euro Dollar vs. Japanese Yen (Call)	Bank of America NA	144,000	142 .900	04/14/2015	1	—
Currency Option Euro Dollar vs. Japanese Yen (Put)	Bank of America NA	144,000	135 .000	04/14/2015	2	(5)
Currency Option Euro Dollar vs. Japanese Yen (Call)	JP Morgan Chase Bank NA	130,000	151.300	02/09/2015	1	—
Currency Option Euro Dollar vs. Japanese Yen (Put)	JP Morgan Chase Bank NA	130,000	142.000	02/09/2015	1	(10)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Bank of America NA	60,000	2.820	02/12/2015	1	—
Currency Option U.S. Dollar vs. Brazilian Real (Put)	Bank of America NA	60,000	2.600	02/12/2015	1	—
Currency Option U.S. Dollar vs. Brazilian Real (Call)	JP Morgan Chase Bank NA	100,000	2.820	02/12/2015	1	—
Currency Option U.S. Dollar vs. Brazilian Real (Put)	JP Morgan Chase Bank NA	100,000	2.600	02/12/2015	1	—
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Goldman Sachs Bank USA	360,000	115.360	02/25/2015	2	(2)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	170,000	15.100	02/12/2015	1	(1)
Currency Option U.S. Dollar vs. Mexican Peso (Put)	Goldman Sachs Bank USA	170,000	14.200	02/12/2015	1	—
U.S. Treasury Note Option 10 year (Call)	CME Group	8	128.500	02/20/2015	4	(20)
U.S. Treasury Note Option 10 year (Call)	CME Group	3	131.500	02/20/2015	2	(2)
U.S. Treasury Note Option 10 year (Put)	CME Group	8	126.000	02/20/2015	4	—
U.S. Treasury Note Option 10 year (Put)	CME Group	3	128.500	02/20/2015	1	—

Total Written Options					$225	$(251)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2015

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	Bank of America NA	$455	$479	02/03/2015	$(24)
Australian Dollar (Buy)	BNP Paribas SA	137	144	02/03/2015	(7)
Australian Dollar (Buy)	Goldman Sachs Capital Markets LP	232	242	02/03/2015	(10)
Australian Dollar (Buy)	UBS AG	402	423	02/03/2015	(21)
Australian Dollar (Sell)	Barclays Bank plc	165	165	03/03/2015	—

17

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	UBS AG	$1,223	$1,282	02/03/2015	$59
Brazilian Real (Buy)	Bank of America NA	116	117	02/03/2015	(1)
Brazilian Real (Buy)	BNP Paribas SA	30	30	02/03/2015	—
Brazilian Real (Buy)	Deutsche Bank AG London	130	134	07/02/2015	(4)
Brazilian Real (Buy)	Goldman Sachs Capital Markets LP	30	30	02/03/2015	—
Brazilian Real (Buy)	JP Morgan Chase Bank	174	178	02/03/2015	(4)
Brazilian Real (Sell)	Bank of America NA	116	119	02/03/2015	3
Brazilian Real (Sell)	BNP Paribas SA	29	30	02/03/2015	1
Brazilian Real (Sell)	BNP Paribas SA	4	4	04/02/2015	—
Brazilian Real (Sell)	BNP Paribas SA	695	799	10/02/2015	104
Brazilian Real (Sell)	Goldman Sachs Capital Markets LP	29	30	02/03/2015	1
Brazilian Real (Sell)	JP Morgan Chase Bank	174	176	02/03/2015	2
Brazilian Real (Sell)	JP Morgan Chase Bank	173	177	03/03/2015	4
Brazilian Real (Sell)	Morgan Stanley Bank NA	362	406	04/02/2015	44
Brazilian Real (Sell)	UBS AG	310	360	01/04/2017	50
Brazilian Real (Sell)	UBS AG	298	352	07/05/2017	54
British Pound Sterling (Buy)	Bank of America NA	72	72	02/03/2015	—
British Pound Sterling (Buy)	Goldman Sachs Capital Markets LP	151	157	02/03/2015	(6)
British Pound Sterling (Buy)	JP Morgan Chase Bank NA	94	94	03/03/2015	—
British Pound Sterling (Sell)	Bank of America NA	72	72	04/07/2015	—
British Pound Sterling (Sell)	Credit Suisse International	212	220	02/03/2015	8
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	99	99	03/03/2015	—
British Pound Sterling (Sell)	UBS AG	11	11	02/03/2015	—
Canadian Dollar (Buy)	Bank of America NA	699	738	03/03/2015	(39)
Canadian Dollar (Buy)	UBS AG	132	135	03/03/2015	(3)
Canadian Dollar (Sell)	Bank of America Corp.	311	360	05/05/2015	49
Canadian Dollar (Sell)	Bank of America NA	419	464	03/03/2015	45
Canadian Dollar (Sell)	Credit Suisse International	53	53	03/03/2015	—
Canadian Dollar (Sell)	HSBC Bank USA	337	369	03/03/2015	32
Euro Currency (Buy)	Bank of America NA	1,872	1,870	02/03/2015	2
Euro Currency (Buy)	Bank of America NA	26	31	06/13/2016	(5)
Euro Currency (Buy)	BNP Paribas SA	935	1,110	06/15/2015	(175)
Euro Currency (Buy)	Credit Suisse International	7	8	06/15/2015	(1)
Euro Currency (Buy)	Deutsche Bank AG London	102	101	03/03/2015	1
Euro Currency (Buy)	Deutsche Bank AG London	116	137	06/13/2016	(21)
Euro Currency (Buy)	Goldman Sachs Capital Markets LP	105	125	06/15/2015	(20)
Euro Currency (Sell)	Bank of America Corp.	276	332	06/15/2015	56
Euro Currency (Sell)	Bank of America Corp.	659	789	06/13/2016	130
Euro Currency (Sell)	Bank of America Corp.	163	196	06/27/2016	33
Euro Currency (Sell)	Bank of America NA	1,874	1,871	04/07/2015	(3)
Euro Currency (Sell)	Barclays Bank plc	233	278	06/15/2015	45
Euro Currency (Sell)	Barclays Bank plc	179	216	06/27/2016	37
Euro Currency (Sell)	BNP Paribas SA	114	136	06/15/2015	22
Euro Currency (Sell)	Credit Suisse Group AG	228	273	06/15/2015	45
Euro Currency (Sell)	Credit Suisse International	202	237	06/15/2015	35
Euro Currency (Sell)	Deutsche Bank AG London	325	326	03/03/2015	1
Euro Currency (Sell)	Deutsche Bank AG London	242	290	06/13/2016	48
Euro Currency (Sell)	Goldman Sachs Capital Markets LP	1,400	1,510	02/03/2015	110
Euro Currency (Sell)	UBS AG	473	492	02/03/2015	19
Indian Rupee (Buy)	Bank of America NA	186	185	02/26/2015	1
Indian Rupee (Buy)	JP Morgan Chase Bank	397	393	02/26/2015	4
Indian Rupee (Buy)	UBS AG	161	160	02/26/2015	1
Indian Rupee (Sell)	JP Morgan Chase Bank	2	2	02/26/2015	—
Japanese Yen (Buy)	Bank of America NA	368	365	02/03/2015	3
Japanese Yen (Buy)	Deutsche Bank AG London	158	157	03/03/2015	1
Japanese Yen (Buy)	JP Morgan Chase Bank NA	177	178	02/03/2015	(1)
Japanese Yen (Sell)	Bank of America NA	180	176	02/03/2015	(4)
Japanese Yen (Sell)	Bank of America NA	368	365	03/03/2015	(3)
Japanese Yen (Sell)	Deutsche Bank AG London	194	321	10/11/2016	127
Japanese Yen (Sell)	Goldman Sachs Capital Markets LP	366	357	02/03/2015	(9)
Mexican Peso (Buy)	Bank of America NA	190	208	02/05/2015	(18)
Mexican Peso (Buy)	BNP Paribas SA	86	98	02/05/2015	(12)
Mexican Peso (Buy)	Credit Suisse International	564	579	04/22/2015	(15)
Mexican Peso (Buy)	Deutsche Bank AG London	175	179	02/05/2015	(4)
Mexican Peso (Buy)	Goldman Sachs Capital Markets LP	116	119	02/05/2015	(3)
Mexican Peso (Buy)	HSBC Bank USA	36	37	02/05/2015	(1)

18

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Mexican Peso (Buy)	JP Morgan Chase Bank NA	$122	$128	02/05/2015	$(6)
Mexican Peso (Buy)	UBS AG	350	357	02/05/2015	(7)
Mexican Peso (Buy)	UBS AG	317	326	05/05/2015	(9)
Mexican Peso (Sell)	Bank of America NA	52	59	03/19/2015	7
Mexican Peso (Sell)	Credit Suisse International	611	627	02/05/2015	16
Mexican Peso (Sell)	Goldman Sachs Capital Markets LP	30	33	02/05/2015	3
Mexican Peso (Sell)	HSBC Bank USA	34	35	03/19/2015	1
Mexican Peso (Sell)	JP Morgan Chase Bank NA	113	116	02/05/2015	3
Mexican Peso (Sell)	UBS AG	319	328	02/05/2015	9
New Zealand Dollar (Buy)	UBS AG	110	116	02/03/2015	(6)
Norwegian Krone (Buy)	BNP Paribas SA	162	184	02/12/2015	(22)
Norwegian Krone (Sell)	BNP Paribas SA	163	180	02/12/2015	17

Total Forward Currency Contracts					$769

SWAP AGREEMENTS OPEN AT JANUARY 31, 2015

CENTRALLY CLEARED SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	AUD-BBR-BBSW-Bloomberg 3-Month	Pay	3.250%	09/21/2017	AUD$	1,000	$7
CME Group	AUD-BBR-BBSW-Bloomberg 3-Month	Pay	3.500	12/20/2018		200	2
CME Group	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	3.250	12/17/2019		5,300	140
CME Group	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	3.750	12/17/2019		900	21
CME Group	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	3.000	06/17/2020		1,200	16
CME Group	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	3.750	12/17/2024		2,400	(160)
CME Group	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	3.500	06/17/2025		500	(18)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	0.430	12/11/2019		€1,200	(7)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.010	11/14/2024		1,000	38
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.250	03/18/2025		1,300	40
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.750	11/14/2044		400	(65)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000	03/18/2045		100	2
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000	03/18/2045		800	(105)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	1.650	01/22/2020		£200	(7)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	2.000	03/18/2022		500	(29)
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.740	05/29/2024	MEX$	2,100	5
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.650	05/30/2024		9,500	34
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.150	06/07/2024		3,400	14
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.410	08/02/2024		7,100	12
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.750	06/17/2018		$4,600	(63)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.650	10/16/2019		5,700	(107)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.500	12/17/2021		6,800	(283)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.000	12/17/2024		2,000	(185)

Interest Rate Swaps							$(698)

CENTRALLY CLEARED SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Dow Jones CDX North America High Yield Index Series 23	Buy	5.000%	12/20/2019	3.702%	$116	$113	$1,900	$3
ICE Group	Dow Jones CDX North America Investment Grade Index Series 23	Buy	1.000	12/20/2019	0.706	95	100	6,400	(5)

Credit Default Swaps									$(2)

19

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	11.160%	01/04/2021	R$	900	$(3)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	12.060	01/04/2021		300	1
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	11.470	01/02/2017		2,200	(2)
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	11.160	01/04/2021		2,000	(7)
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	12.060	01/04/2021		800	5
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021		400	(1)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021		1,200	(2)
HSBC Bank USA NA	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021		100	—
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021		300	(1)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	12.060	01/04/2021		500	2
Bank of America NA	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	Receive	0.710	01/29/2020		€400	—
BNP Paribas SA	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	Receive	0.700	01/30/2020		100	—
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	Receive	0.740	01/26/2020		600	(1)
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	Receive	0.660	01/30/2020		600	—
UBS AG Stamford	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	Receive	0.740	01/28/2020		200	(1)
Bank of America NA	UK Retail Prices Index All Items NSA	Pay	3.550	12/11/2044		£15	4
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.550	12/11/2044		10	3
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.550	11/15/2044		10	3
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.450	12/15/2044		8	2
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.140	01/14/2030		90	4
Morgan Stanley Capital Services LLC	UK Retail Prices Index All Items NSA	Pay	3.550	11/15/2044		10	3
UBS AG Stamford	UK Retail Prices Index All Items NSA	Pay	2.950	01/12/2025		10	—
HSBC Bank USA NA	Mexico Interbank TIIE 28 Day	Pay	7.650	05/30/2024	MEX$	1,500	5

Interest Rate Swaps							$14

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	HSBC Bank plc 4.000% due 01/15/2021	Sell	1.000%	03/20/2019	0.430%	$3	$2	€100	$1
Deutsche Bank AG	HSBC Bank plc 4.000% due 01/15/2021	Sell	1.000	03/20/2019	0.430	3	2	100	1
JP Morgan Chase Bank NA	HSBC Bank plc 4.000% due 01/15/2021	Sell	1.000	03/20/2019	0.430	11	6	400	5
BNP Paribas SA	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	06/20/2016	0.176	1	1	$100	—
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.207	2	2	100	—
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	03/20/2019	0.454	2	1	100	1
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	12/20/2023	0.997	1	(8)	400	9
Goldman Sachs International	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2018	0.409	2	3	100	(1)
JP Morgan Chase Bank NA	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.207	1	1	100	—
Morgan Stanley Capital Services LLC	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.207	1	1	100	—
Goldman Sachs International	Citigroup Inc. 6.130% due 05/15/2018	Sell	1.000	03/20/2019	0.716	1	1	100	—

20

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	Dow Jones CDX North America High Yield Index Series 23	Sell	5.000%	12/20/2019	2.199%	$41	$41	$300	$—
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2019	1.939	(25)	(31)	700	6
Morgan Stanley Capital Services LLC	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2019	1.939	(4)	(5)	100	1
Barclays Bank plc	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	09/20/2015	0.269	1	1	100	—
Barclays Bank plc	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	09/20/2017	0.403	2	3	100	(1)
Deutsche Bank AG	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	09/20/2015	0.269	1	1	100	—
Deutsche Bank AG	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	06/20/2016	0.322	2	3	200	(1)
Morgan Stanley Capital Services LLC	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	09/20/2015	0.269	1	1	100	—
Credit Suisse International	JP Morgan Chase & Co. 4.750% due 03/01/2015	Sell	1.000	09/20/2015	0.153	1	1	100	—
Deutsche Bank AG	JP Morgan Chase & Co. 4.750% due 03/01/2015	Sell	1.000	09/20/2015	0.153	1	2	200	(1)
Bank of America NA	JSC GAZPROM 8.630% due 04/28/2034	Sell	1.000	09/20/2015	8.097	(4)	(1)	100	(3)
Deutsche Bank AG	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	06/20/2016	0.313	3	4	300	(1)
Goldman Sachs International	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	03/20/2019	0.675	2	—	100	2
Morgan Stanley Capital Services LLC	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	12/20/2019	0.770	6	4	500	2
Barclays Bank plc	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	09/20/2019	0.665	2	2	100	—
Bank of America NA	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	03/20/2019	0.720	3	1	200	2
Bank of America NA	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	06/20/2019	0.787	1	1	100	—
Barclays Bank plc	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	03/20/2019	0.720	1	—	100	1
Barclays Bank plc	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	06/20/2019	0.787	1	1	100	—
BNP Paribas SA	People’s Republic of China 7.500% due 10/28/2027	Sell	1.000	12/20/2019	0.899	1	2	200	(1)
Deutsche Bank AG	People’s Republic of China 7.500% due 10/28/2027	Sell	1.000	12/20/2019	0.899	4	7	600	(3)
JP Morgan Chase Bank NA	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	03/20/2019	0.720	4	2	300	2
Goldman Sachs International	Prudential Financial, Inc. 6.100% due 06/15/2017	Sell	1.000	09/20/2019	0.524	2	2	100	—
Barclays Bank plc	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	12/20/2019	0.964	1	(5)	500	6
Deutsche Bank AG	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	06/20/2019	0.890	2	(1)	400	3
Deutsche Bank AG	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	09/20/2019	0.929	1	1	200	—
HSBC Bank USA NA	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	06/20/2017	0.577	5	5	400	—
HSBC Bank USA NA	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	03/20/2019	0.845	1	(2)	100	3
Morgan Stanley Capital Services LLC	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	12/20/2019	0.964	—	(1)	100	1
Bank of America NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2015	6.146	(3)	—	100	(3)
JP Morgan Chase Bank NA	State of Qatar 9.750% due 06/15/2030	Sell	1.000	06/20/2019	0.722	1	2	100	(1)

21

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000%	12/20/2018	0.931%	$1	$1	$200	$—
Bank of America NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	1.019	—	5	300	(5)
Credit Suisse International	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	0.931	—	—	100	—
Deutsche Bank AG	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	1.019	—	3	200	(3)
Goldman Sachs International	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	0.931	—	—	100	—
HSBC Bank USA NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	0.931	—	—	100	—
HSBC Bank USA NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	1.019	—	1	100	(1)
Credit Suisse International	Wells Fargo & Co. 0.460% due 10/28/2015	Sell	1.000	09/20/2017	0.258	2	2	100	—

Credit Default Swaps									$21

Total Swaps									$(665)

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2015

Par Value (000s)	Security	Proceeds (000s)	Value (000s)
$4,000	Federal National Mortgage Association	$4,256	$(4,271)
5,500	Federal National Mortgage Association TBA[9]	5,896	(5,910)

	Fixed Income Investments Sold Short	$10,152	$(10,181)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$4,795	$—	$4,795
Bank Loan Obligations	—	65	—	65
Collateralized Mortgage Obligations	—	2,004	—	2,004
Corporate Bonds & Notes	—	14,815	—	14,815
Foreign Government Obligations	—	2,784	—	2,784
Mortgage Pass-Through	—	5,641	—	5,641
Municipal Bonds	—	585	—	585
Preferred Stocks	24	—	—	24
Purchased Options	1	118	—	119
U.S. Government Obligations	—	6,606	—	6,606
Short-Term Investments
Certificates Of Deposit	—	965	—	965
Commercial Paper	—	399	—	399
Repurchase Agreements	—	1,611	—	1,611

Total Investments in Securities	$25	$40,388	$—	$40,413

Financial Derivative Instruments—Assets
Forward Currency Contracts	—	1,233	—	1,233
Futures Contracts	44	—	—	44
Swap Agreements	—	412	—	412

Total Financial Derivative Instruments—Assets	$44	$1,645	$—	$1,689

22

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Liability Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Fixed Income Investments Sold Short	$—	$(10,181)	$—	$(10,181)

Investments in Other Financial Instruments
Forward Currency Contracts	—	(464)	—	(464)
Futures Contracts	(42)	—	—	(42)
Swap Agreements	—	(1,077)	—	(1,077)
Written Options	(26)	(225)	—	(251)

Total Financial Derivative Instruments—Liabilities	$(68)	$(1,766)	$—	$(1,834)

Total Investments	$1	$30,086	$—	$30,087

There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$50	$(31)
Equity Contracts	—	(4)
Foreign Exchange Contracts	1,234	(506)
Interest Rate Contracts	524	(1,293)

Total	$1,808	$(1,834)

23

Harbor Unconstrained Bond Funds

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security, the stated rate represents the rate in effect at January 31, 2015.

2	CLO after the name of a security stands for Collateralized Loan Obligations.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2015, the aggregate value of these securities was $6,876 or 20% of net assets.

4	Step coupon security, the stated rate represents the rate in effect at January 31, 2015.

5	Variable rate security, the stated rate represents the rate in effect at January 31, 2015.

6	MTN after the name of a security stands for Medium Term Note.

7	Zero coupon bond.

8	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2015. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).

10	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

11	At January 31, 2015, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $153 or less than 0% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value.

AUD$	Australian Dollar

R$	Brazilian Real.

£	British Pound.

€	Euro.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the Portfolio of Investments.

24

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2015 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to two classes of shares, designated as Institutional Class and Administrative Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts and centrally cleared swap agreements) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the

25

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition are valued at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the

26

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor Unconstrained Bond Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agent it acquires direct rights against the borrower on the loan.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, each Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally

27

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, each Fund invested in mortgage- or other asset- backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, each Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, each Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the

28

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.

Sale-Buybacks

A “sale-buyback” transaction consists of a sale of a security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, each Fund entered into such financing transactions referred to as sale- buybacks.

The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.

29

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The average amount of borrowings outstanding during the period ended January 31, 2015 was $97,701 at a weighted average interest rate of 0.258% for the Harbor Commodity Real Return Strategy Fund and $24 at a weighted average interest rate of 0.130% for the Harbor Unconstrained Bond Fund.

Short Sales

During the period, each Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, each Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, each Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

30

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, each Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the

31

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

creditworthiness of a reference entity, obligation or index. During the period, each Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2015 for Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund was $4,026 and $9,678, respectively.

Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, Harbor Commodity Real Return Strategy Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.

Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate”) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, Harbor Commodity Real Return Strategy Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.

When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, each Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties

32

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, each Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Master Netting Arrangements

As described in further detail below, the Funds may enter into certain Master Netting Agreements that govern the terms of certain transactions. Master Netting Agreements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Agreements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Agreements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.

For the period ended January 31, 2015, each Fund has entered into the following Master Netting Agreements:

Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties.

Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern OTC market traded financial derivative transactions entered into by the Fund and select counterparties.

33

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Basis for Consolidation for the Harbor Commodity Real Return Strategy Fund

Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for Harbor Commodity Real Return Strategy Fund in order to gain exposure to certain asset classes consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, Harbor Commodity Real Return Strategy Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of January 31, 2015, the Subsidiary represented approximately $20,735 or approximately 14% of the net assets of Harbor Commodity Real Return Strategy Fund.

Treatment of Income from Offshore Subsidiary for Harbor Commodity Real Return Strategy Fund

Direct investment by a mutual fund in certain commodity-linked securities and derivative instruments is limited under Subchapter M of the Internal Revenue Code by the requirement that a mutual fund receive no more than ten percent (10%) of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company. The Harbor Commodity Real Return Strategy Fund seeks to gain exposure indirectly to commodity markets by investing in the Subsidiary, which may invest without limitation in commodity-linked securities and derivative instruments. The IRS has issued private letter rulings to other taxpayers concluding that income produced by certain types of commodity-linked notes or a mutual fund’s investment in a controlled foreign corporation (such as the Subsidiary) will constitute qualifying income. The tax treatment of commodity-related derivative instruments may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Harbor Commodity Real Return Strategy Fund’s taxable income and distributions. In late July 2011, the IRS indicated that the granting of private letter rulings is currently suspended. As a result, the Fund is unable to obtain a private letter ruling with respect to its investments or structure, although, based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to continue to treat its income from commodity-linked securities and the Subsidiary as qualifying income. If the IRS should make an adverse determination relating to the treatment of such income, the Fund would likely need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a regulated investment company, which could adversely affect the Fund.

New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which expands secured borrowing accounting for certain repurchase agreements. ASU 2014-11 will also require additional disclosures for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-11 will become effective for interim or annual periods beginning after December 15, 2014. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2015 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Commodity Real Return Strategy Fund*	$244,527	$3,081	$(5,118)	$(2,037)
Harbor Unconstrained Bond Fund*	39,450	1,612	(649)	963

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

34

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.SM.0115

Quarterly Schedule of Portfolio Holdings

January 31, 2015

Fixed Income Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX

Harbor Emerging Markets Debt Fund	HAEDX	HREDX	—

Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX

Harbor Bond Fund	HABDX	HRBDX	—

Harbor Real Return Fund	HARRX	HRRRX	—

Harbor Money Market Fund	HARXX	HRMXX	—

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 3.6%)

CONVERTIBLE BONDS—94.0%
Principal Amount (000s)		Value (000s)

AUTOMOBILES—1.4%
	Tesla Motors Inc.
$5,562	0.250%—03/01/2019	$4,936

BIOTECHNOLOGY—3.5%
	BioMarin Pharmaceutical Inc.
4,900	0.750%—10/15/2018	6,171
	Cepheid Inc.
5,410	1.250%—02/01/2021[1]	5,948

		12,119

BUILDING PRODUCTS—2.4%
	Griffon Corp.
$1,490	4.000%—01/15/2017[1]	1,750
	Toll Brothers Finance Corp.
6,615	0.500%—09/15/2032	6,735

		8,485

CAPITAL MARKETS—3.3%
	Ares Capital Corp.
5,750	5.125%—06/01/2016	5,948
	Walter Investment Management Corp.
7,723	4.500%—11/01/2019	5,628

		11,576

COMMUNICATIONS EQUIPMENT—1.0%
	Brocade Communications Systems Inc.
2,355	1.375%—01/01/20201	2,418
	Ciena Corp.
1,119	0.875%—06/15/2017	1,111

		3,529

ELECTRIC UTILITIES—1.8%
	NRG Yield Inc.
5,051	3.500%—02/01/2019[1]	6,087

ENERGY EQUIPMENT & SERVICES—2.9%
	Bristow Group Inc.
2,176	3.000%—06/15/2038	2,195
	Hornbeck Offshore Services Inc.
3,246	1.500%—09/01/2019	2,684
	SEACOR Holdings Inc.
4,788	2.500%—12/15/2027	5,036

		9,915

HEALTH CARE EQUIPMENT & SUPPLIES—6.4%
	Alere Inc.
2,592	3.000%—05/15/2016	2,825
	Hologic Inc.
6,555	2.000%—03/01/2042[2]	7,788
	Integra LifeSciences Holdings Corp.
3,985	1.625%—12/15/2016	4,334
	NuVasive Inc.
5,835	2.750%—07/01/2017	7,349

		22,296

HEALTH CARE PROVIDERS & SERVICES—2.9%
	Molina Healthcare Inc.
3,008	1.625%—08/15/2044	3,314
	Omnicare Inc.
5,955	3.250%—12/15/2035	6,702

		10,016

HEALTH CARE TECHNOLOGY—1.5%
	Allscripts Healthcare Solutions Inc.
3,415	1.250%—07/01/2020	3,317
	Medidata Solutions Inc.
1,590	1.000%—08/01/2018	1,714

		5,031

HOTELS, RESTAURANTS & LEISURE—1.2%
	MGM Resorts International
3,875	4.250%—04/15/2015	4,253

HOUSEHOLD DURABLES—2.7%
	Jarden Corp.
2,205	1.875%—09/15/2018	3,483

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

HOUSEHOLD DURABLES—Continued
	Ryland Group Inc.
$6,343	0.250%—06/01/2019	$5,859

		9,342

INDUSTRIAL CONGLOMERATES—2.2%
	Siemens Financieringsmaatschappij NV
7,000	1.050%—08/16/2017	7,812

INTERNET & CATALOG RETAIL—6.4%
	Ctrip.com International Ltd.
6,930	1.250%—10/15/2018	6,818
	Liberty Interactive LLC
5,217	1.000%—09/30/2043[1]	5,908
	Priceline Group Inc.
5,475	0.900%—09/15/2021[1]	5,112
	Shutterfly Inc.
4,520	0.250%—05/15/2018	4,370

		22,208

INTERNET SOFTWARE & SERVICES—14.2%
	Akamai Technologies Inc.
8,310	0.000%—02/15/2019[1,3]	8,424
	AOL Inc.
3,175	0.750%—09/01/2019[1]	3,314
	Blucora Inc.
5,385	4.250%—04/01/2019	5,052
	Homeaway Inc.
7,325	0.125%—04/01/2019[1]	6,670
	j2 Global Inc.
1,960	3.250%—06/15/2029	2,086
	LinkedIn Corp.
1,630	0.500%—11/01/2019[1]	1,726
	Twitter Inc.
6,210	0.250%—09/15/2019[1]	5,624
	Web.com Group Inc.
3,746	1.000%—08/15/2018	3,280
	WebMD Health Corp.
5,148	1.500%—12/01/2020	5,077
2,272	2.500%—01/31/2018	2,260

		7,337

	Yahoo! Inc.
5,520	0.000%—12/01/2018[3]	5,996

		49,509

IT SERVICES—1.5%
	Cardtronics Inc.
3,475	1.000%—12/01/2020	3,277
	Euronet Worldwide Inc.
1,885	1.500%—10/01/2044[1]	1,799

		5,076

LIFE SCIENCES TOOLS & SERVICES—1.9%
	Illumina Inc.
5,983	0.000%—06/15/2019[1,3]	6,768

MACHINERY—4.3%
	Greenbrier Cos. Inc.
479	3.500%—04/01/2018	688
	Meritor Inc.
5,225	4.000%—02/15/2027[2]	5,453
1,015	7.875%—03/01/2026	1,532

		6,985

MACHINERY—Continued
	Navistar International Corp.
$5,215	4.750%—04/15/2019[1]	$4,687
	Trinity Industries Inc.
1,975	3.875%—06/01/2036	2,537

		14,897

MEDIA—2.6%
	Live Nation Entertainment Inc.
4,505	2.500%—05/15/2019[1]	4,716
	TiVo Inc.
4,535	2.000%—10/01/2021[1]	4,178

		8,894

METALS & MINING—4.6%
	Newmont Mining Corp.
4,925	1.625%—07/15/2017	5,106
	Royal Gold Inc.
5,507	2.875%—06/15/2019	5,965
	RTI International Metals Inc.
5,317	1.625%—10/15/2019	4,935

		16,006

OIL, GAS & CONSUMABLE FUELS—1.5%
	Chesapeake Energy Corp.
4,382	2.500%—05/15/2037	4,272
	Goodrich Petroleum Corp.
2,981	5.000%—10/01/2032	1,103

		5,375

PHARMACEUTICALS—1.2%
	Salix Pharmaceuticals Ltd.
950	1.500%—03/15/2019	2,001
	Teva Pharmaceutical Finance Co. LLC
1,525	0.250%—02/01/2026	2,061

		4,062

PROFESSIONAL SERVICES—0.6%
	Huron Consulting Group Inc.
1,750	1.250%—10/01/2019[1]	1,975

REAL ESTATE INVESTMENT TRUSTS (REITs)—5.3%
	Extra Space Storage LP
4,275	2.375%—07/01/2033[1]	5,162
	National Health Investors Inc.
4,020	3.250%—04/01/2021	4,462
	ProLogis LP
1,617	3.250%—03/15/2015	1,871
	Starwood Property Trust Inc.
6,230	4.550%—03/01/2018	6,791

		18,286

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.1%
	Forest City Enterprises Inc.
6,345	3.625%—08/15/2020	7,158

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.2%
	Lam Research Corp.
3,355	0.500%—05/15/2016	4,313
	NVIDIA Corp.
6,035	1.000%—12/01/2018	6,827

		11,140

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

SOFTWARE—6.9%
	Citrix Systems Inc.
$2,450	0.500%—04/15/2019[1]	$2,536
	Electronic Arts Inc.
2,825	0.750%—07/15/2016	4,914
	NetSuite Inc.
5,380	0.250%—06/01/2018	5,797
	Nuance Communications Inc.
2,515	2.750%—11/01/2031	2,495
	Salesforce.com Inc.
6,185	0.250%—04/01/2018	6,923
	Synchronoss Technologies Inc.
835	0.750%—08/15/2019	888
	Workday Inc.
373	0.750%—07/15/2018	438

		23,991

SPECIALTY RETAIL—0.7%
	Restoration Hardware Holdings Inc.
2,495	0.000%—06/15/2019[1,3]	2,503

TRANSPORTATION INFRASTRUCTURE—1.9%
	Macquarie Infrastructure Co. LLC
5,870	2.875%—07/15/2019	6,769

WIRELESS TELECOMMUNICATION SERVICES—1.9%
	Clearwire Communications LLC
6,215	8.250%—12/01/2040[1]	6,743

TOTAL CONVERTIBLE BONDS (Cost $320,279)		326,757

CORPORATE BONDS & NOTES—2.4%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
	Intelsat Luxembourg SA
1,690	7.750%—06/01/2021	1,682

HEALTH CARE PROVIDERS & SERVICES—0.6%
	HCA Inc.
400	5.375%—02/01/2025	413
	United Surgical Partners International Inc.
1,565	9.000%—04/01/2020	1,682

		2,095

HOTELS, RESTAURANTS & LEISURE—0.3%
	Scientific Games International Inc.
$1,275	6.625%—05/15/2021[1]	$884

PHARMACEUTICALS—0.8%
	Endo Finance LLC
295	5.750%—01/15/2022[1]	300
850	6.000%—02/01/2025[1]	873

		1,173

	Valeant Pharmaceuticals International Inc.
1,575	7.500%—07/15/2021[1]	1,731

		2,904

WIRELESS TELECOMMUNICATION SERVICES—0.2%
	T-Mobile USA Inc.
725	6.375%—03/01/2025	739

TOTAL CORPORATE BONDS & NOTES (Cost $8,502)		8,304

SHORT-TERM INVESTMENTS—2.1%
(Cost $7,381)
REPURCHASE AGREEMENTS
7,381	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $7,534)	7,381

TOTAL INVESTMENTS—98.5% (Cost $336,162)		342,442

CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		5,362

TOTAL NET ASSETS—100.0%		$347,804

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2015, the aggregate value of these securities was $97,836 or 28% of net assets.

2	Step coupon security, the stated rate represents the rate in effect at January 31, 2015.

3	Zero coupon bond.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Total Investments by Country (% of net assets)

(Excludes net cash, short-term investments and forward positions of 7.4%)

ARGENTINA—1.3%
Principal Amount (000s)			Value (000s)
	CORPORATE BONDS & NOTES—0.1%
		YPF SA
	$8	8.750%—04/04/2024[1]	$8

	FOREIGN GOVERNMENT OBLIGATIONS—1.2%
		Argentina Bonar Bonds
	171	7.000%—04/17/2017	161
		Argentine Republic Government International Bond
	22	0.000%—03/31/2023*	25	[x]

			186

	TOTAL ARGENTINA (Cost $187)		194

BRAZIL—9.2%
	CORPORATE BONDS & NOTES—1.4%
		ESAL GmbH
	161	6.250%—02/05/2023[1]	153
		Petrobras Global Finance BV
	23	5.375%—01/27/2021	20
		Vale Overseas Ltd.
	40	4.625%—09/15/2020	40

			213

	FOREIGN GOVERNMENT OBLIGATIONS—7.8%
		Brazil Letras Do Tesouro Nacional
R$	803	0.000%—01/01/2017-07/01/2018[2]	203
		Brazil Notas Do Tesouro Nacional Série F
	1,994	10.000%—01/01/2021-01/01/2025	671
		Brazilian Government Bond
	$94	2.625%—01/05/2023	85
	97	5.000%—01/27/2045	94
	87	7.125%—01/20/2037	108
	1	8.250%—01/20/2034	1

			288

			1,162

	TOTAL BRAZIL (Cost $1,445)		1,375

CHILE—2.3%
	CORPORATE BONDS & NOTES—0.4%
		Cencosud SA
	50	4.875%—01/20/2023[1]	50
		Empresa Nacional de Electricidad SA
	4	4.250%—04/15/2024	4

			54

	FOREIGN GOVERNMENT OBLIGATIONS—1.9%
		Corp. Nacional del Cobre de Chile
	78	3.000%—07/17/2022[1]	76
	200	3.875%—11/03/2021	208

			284

	TOTAL CHILE (Cost $340)		338

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

CHINA—1.3%
Principal Amount (000s)			Value (000s)
	CORPORATE BONDS & NOTES—0.6%
		Country Garden Holdings Co. Ltd.
	$10	7.250%—04/04/2021	$10
	6	11.125%—02/23/2018	6

			16

		Tencent Holdings Ltd.
	75	3.375%—03/05/2018[1]	77

			93

	FOREIGN GOVERNMENT OBLIGATIONS—0.7%
		Sinochem Overseas Capital Co. Ltd.
	100	4.500%—11/12/2020[1]	107

	TOTAL CHINA (Cost $198)		200

COLOMBIA—4.8%
	CORPORATE BONDS & NOTES—0.4%
		Ecopetrol SA
	30	7.625%—07/23/2019	35
		Emgesa SA ESP
COL$	20,000	8.750%—01/25/2021	9
		Empresas Publicas de Medellin Esp
	32,000	7.625%—09/10/2024[1]	13

			57

	CREDIT-LINKED NOTES—0.6%
		Colombian TES MTN[3]
	200,000	7.000%—05/04/2022[1]	85

	FOREIGN GOVERNMENT OBLIGATIONS—3.8%
		Bogota Distrito Capital
	10,000	9.750%—07/26/2028	5
		Colombia Government Bond
	$200	4.000%—02/26/2024	209
COL$	107,000	4.375%—03/21/2023	41
	$6	5.000%—06/15/2045	6
COL$	162,000	7.750%—04/14/2021	74
	$24	8.125%—05/21/2024	32
COL$	228,000	9.850%—06/28/2027	125
	180,000	12.000%—10/22/2015	78

			565

		Financiera de Desarrollo Territorial SA Findeter
	19,000	7.875%—08/12/2024[1]	8

			578

	TOTAL COLOMBIA (Cost $827)		720

COSTA RICA—1.0%
	(Cost $145)
	FOREIGN GOVERNMENT OBLIGATIONS—1.0%
		Costa Rica Government International Bond
	$154	4.250%—01/26/2023	143

DOMINICAN REPUBLIC—1.9%
	FOREIGN GOVERNMENT OBLIGATIONS—1.9%
		Dominican Republic International Bond
	112	5.875%—04/18/2024[1]	119
	154	9.040%—01/23/2018	168

	TOTAL DOMINICAN REPUBLIC (Cost $281)		287

	FOREIGN GOVERNMENT OBLIGATIONS—0.9%
		El Salvador Government International Bond
	78	7.650%—06/15/2035	85
	22	7.750%—01/24/2023	25
	15	8.250%—04/10/2032	17

	TOTAL EL SALVADOR (Cost $116)		127

ETHIOPIA—0.1%
	(Cost $18)
	FOREIGN GOVERNMENT OBLIGATIONS—0.1%
		Federal Democratic Republic of Ethiopia
	18	6.625%—12/11/2024[1]	18

GABON—0.2%
	(Cost $28)
	FOREIGN GOVERNMENT OBLIGATIONS—0.2%
		Gabonese Republic
	27	6.375%—12/12/2024[1]	26

HONG KONG—0.5%
	(Cost $75)
	CORPORATE BONDS & NOTES—0.5%
		Hutchison Whampoa International 10 Ltd.
	72	6.000%—12/29/2049[4,5]	74

HUNGARY—0.7%
	FOREIGN GOVERNMENT OBLIGATIONS—0.7%
		Hungary Government International Bond
	£2	5.000%—03/30/2016	3
	$34	5.750%—11/22/2023	39
	48	6.375%—03/29/2021	57

	TOTAL HUNGARY (Cost $88)		99

INDIA—0.4%
	CORPORATE BONDS & NOTES—0.4%
		Bharti Airtel International Netherlands BV
	50	5.125%—03/11/2023[1]	55
		Vedanta Resources plc
	8	8.250%—06/07/2021[1]	7

	TOTAL INDIA (Cost $59)		62

INDONESIA—9.1%
	CORPORATE BONDS & NOTES—0.6%
		Indosat Palapa Co. BV
	80	7.375%—07/29/2020	84

	CREDIT-LINKED NOTES—2.1%
		Indonesia Treasury Bond MTN[3]
IDR$	2,200,000	5.625%—05/15/2023[1]	160
	1,900,000	8.250%—07/15/2021	160

			320

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

INDONESIA—Continued
Principal Amount (000s)			Value (000s)
	FOREIGN GOVERNMENT OBLIGATIONS—6.4%
		European Bank for Reconstruction & Development MTN[3]
IDR$	100,000	7.200%—06/08/2016	$8
		Indonesia Government International Bond
	$100	5.875%—03/13/2020	113
	24	6.625%—02/17/2037	30
	187	11.625%—03/04/2019	251

			394

		Indonesia Treasury Bond
IDR$	800,000	5.250%—05/15/2018	60
	806,000	5.625%—05/15/2023	59
	320,000	6.125%—05/15/2028	23
	730,000	6.625%—05/15/2033	53
	230,000	7.000%—05/15/2022-05/15/2027	18
	340,000	7.875%—04/15/2019	28
	100,000	8.250%—06/15/2032	9
	1,346,000	8.375%—03/15/2024-03/15/2034	117
	1,812,000	9.000%—03/15/2029	165
	260,000	11.000%—09/15/2025	26
	10,000	12.800%—06/15/2021	1

			559

			961

	TOTAL INDONESIA (Cost $1,545)		1,365

ISRAEL—0.3%
	CORPORATE BONDS & NOTES—0.3%
		B Communications Ltd.
	$26	7.375%—02/15/2021[1]	27
		Delek & Avner Tamar Bond Ltd.
	7	3.839%—12/30/2018[1]	7
	7	5.082%—12/30/2023[1]	7

			14

	TOTAL ISRAEL (Cost $41)		41

IVORY COAST—0.6%
	(Cost $89)
	FOREIGN GOVERNMENT OBLIGATIONS—0.6%
		Ivory Coast Government International Bond
	100	5.750%—12/31/2032[6]	94

JAMAICA—0.9%
	CORPORATE BONDS & NOTES—0.3%
		Digicel Group Ltd.
	50	7.125%—04/01/2022	46

	FOREIGN GOVERNMENT OBLIGATIONS—0.6%
		Jamaica Government International Bond
	49	7.625%—07/09/2025	53
	36	10.625%—06/20/2017	42

			95

	TOTAL JAMAICA (Cost $145)		141

	CORPORATE BONDS & NOTES—0.2%
		Zhaikmunai LLP
	30	7.125%—11/13/2019[1]	24

	FOREIGN GOVERNMENT OBLIGATIONS—2.6%
		Intergas Finance BV
	100	6.375%—05/14/2017	101
		KazMunayGas National Co. JSC
	37	4.400%—04/30/2023[1]	33
	10	4.875%—05/07/2025[1]	8
	12	6.375%—04/09/2021[1]	12
	100	7.000%—05/05/2020	102

			155

		KazMunayGas National Co. JSC MTN[3]
	40	5.750%—04/30/2043[1]	32
	100	9.125%—07/02/2018[1]	109

			141

			397

	TOTAL KAZAKHSTAN (Cost $449)		421

KENYA—0.2%
	(Cost $30)
	FOREIGN GOVERNMENT OBLIGATIONS—0.2%
		Kenya Government Bond
	30	5.875%—06/24/2019[1]	30

MACAU—0.1%
	(Cost $20)
	CORPORATE BONDS & NOTES—0.1%
		MCE Finance Ltd.
	20	5.000%—02/15/2021[1]	19

MALAYSIA—4.4%
	FOREIGN GOVERNMENT OBLIGATIONS—4.4%
		Malaysia Government Bond
MYR$	1,000	3.314%—10/31/2017	274
	240	3.418%—08/15/2022	65
	250	3.480%—03/15/2023	67
	220	3.492%—03/31/2020	60
	40	3.580%—09/28/2018	11
	170	3.654%—10/31/2019	47
	80	3.844%—04/15/2033	21
	40	3.889%—07/31/2020	11
	90	4.048%—09/30/2021	25
	180	4.181%—07/15/2024	51
	40	4.392%—04/15/2026	11
	50	4.498%—04/15/2030	15

	TOTAL MALAYSIA (Cost $764)		658

MEXICO—10.1%
	CORPORATE BONDS & NOTES—0.9%
		Cemex SAB de CV
	$1	5.700%—01/11/2025[1]	1
	125	9.500%—06/15/2018[1]	137

			138

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

MEXICO—Continued
Principal Amount (000s)			Value (000s)
	FOREIGN GOVERNMENT OBLIGATIONS—9.2%
		Mexican Bonos
MEX$	434	5.000%—06/15/2017	$30
	420	6.000%—06/18/2015	28
	998	6.250%—06/16/2016	69
	2,460	6.500%—06/10/2021-06/09/2022	179
	1,414	7.250%—12/15/2016	101
	1,577	7.750%—12/14/2017-11/13/2042	122
	2,594	8.000%—06/11/2020-12/07/2023	202
	602	8.500%—12/13/2018-05/31/2029	48
	880	10.000%—12/05/2024	80

			859

		Mexican Udibonos
	280	2.000%—06/09/2022[7]	18
	1,089	4.500%—11/22/2035[7]	90

			108

		Mexico Government Bond
	$76	4.600%—01/23/2046	82
		Mexico Government Bond MTN
	17	4.000%—10/02/2023	18
		Mexico Government Bond MTN[3]
	14	3.625%—03/15/2022	14
	78	4.750%—03/08/2044	85
	88	5.550%—01/21/2045	108
	46	6.050%—01/11/2040	58

			265

		Petroleos Mexicanos
	23	4.250%—01/15/2025[1]	23
	9	5.625%—01/23/2046[1]	9
MEX$	30	7.650%—11/24/2021[1]	2

			34

			1,366

	TOTAL MEXICO (Cost $1,570)		1,504

MOROCCO—0.2%
	CORPORATE BONDS & NOTES—0.2%
		OCP SA
	$22	5.625%—04/25/2024[1]	24
	4	6.875%—04/25/2044[1]	5

	TOTAL MOROCCO (Cost $26)		29

PANAMA—1.1%
	FOREIGN GOVERNMENT OBLIGATIONS—1.1%
		Panama Government International Bond
	70	8.125%—04/28/2034	100
	24	8.875%—09/30/2027	36
	18	9.375%—04/01/2029	28

	TOTAL PANAMA (Cost $159)		164

PARAGUAY—0.5%
	FOREIGN GOVERNMENT OBLIGATIONS—0.5%
		Republic of Paraguay
	34	4.625%—01/25/2023[1]	35
	34	6.100%—08/11/2044[1]	38

	TOTAL PARAGUAY (Cost $71)		73

	CORPORATE BONDS & NOTES—0.0%
		Volcan Cia Minera SAA
	3	5.375%—02/02/2022[1]	3

	FOREIGN GOVERNMENT OBLIGATIONS—1.4%
		Peruvian Government International Bond
	131	8.750%—11/21/2033	209

	TOTAL PERU (Cost $189)		212

PHILIPPINES—0.9%
	FOREIGN GOVERNMENT OBLIGATIONS—0.9%
		Philippine Government International Bond
	26	7.750%—01/14/2031	40
	53	9.500%—02/02/2030	90

	TOTAL PHILIPPINES (Cost $122)		130

POLAND—2.9%
	FOREIGN GOVERNMENT OBLIGATIONS—2.9%
		Poland Government Bond
PLN$	190	2.500%—07/25/2018	53
	150	2.750%—08/25/2023[7]	47
	434	3.000%—08/24/2016[7]	121
	13	3.250%—07/25/2025	4
	350	3.750%—04/25/2018	101
	70	5.000%—04/25/2016	19
	320	5.250%—10/25/2017	95

	TOTAL POLAND (Cost $488)		440

ROMANIA—0.6%
	(Cost $80)
	FOREIGN GOVERNMENT OBLIGATIONS—0.6%
		Romanian Government Bond MTN[3]
	$70	6.750%—02/07/2022	86

RUSSIA—8.9%
	CORPORATE BONDS & NOTES—0.4%
		Gazprom OAO Via GAZ Capital SA
	14	4.300%—11/12/2015[1]	14
		LUKOIL International Finance BV
	28	3.416%—04/24/2018[1]	24
		Vimpel Communications Via Vip Finance Ireland Ltd. OJSC
	27	7.748%—02/02/2021[1]	23

			61

	FOREIGN GOVERNMENT OBLIGATIONS—8.5%
		Russian Federal Bond—OFZ
RUS$	870	6.200%—01/31/2018	10
	1,400	6.400%—05/27/2020	14
	1,320	6.500%—11/24/2021[6]	14
	1,509	6.700%—05/15/2019	17
	1,650	6.800%—12/11/2019	18
	25,830	7.000%—01/25/2023-08/16/2023	254
	5,657	7.050%—01/19/2028	52

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

RUSSIA—Continued
Principal Amount (000s)			Value (000s)
	FOREIGN GOVERNMENT OBLIGATIONS—Continued
RUS$	1,780	7.400%—04/19/2017-06/14/2017	$22
	2,570	7.500%—03/15/2018-02/27/2019	30
	13,805	7.600%—04/14/2021-07/20/2022	144
	3,520	8.150%—02/03/2027	37

			612

		Russian Foreign Bond—Eurobond
	$100	5.000%—04/29/2020	89
	535	7.500%—03/31/2030[6]	539
	24	12.750%—06/24/2028	33

			661

			1,273

	TOTAL RUSSIA (Cost $2,120)		1,334

SAUDI ARABIA—0.1%
	CORPORATE BONDS & NOTES—0.1%
		Saudi Electricity Global Sukuk Co.[3]
	7	4.000%—04/08/2024[1]	8
	4	5.500%—04/08/2044[1]	4

	TOTAL SAUDI ARABIA (Cost $11)		12

SINGAPORE—0.0%
	(Cost $3)
	CORPORATE BONDS & NOTES—0.0%
		Oversea-Chinese Banking Corp. Ltd. MTN[3]
	3	4.000%—10/15/2024[1,4]	3

SOUTH AFRICA—4.6%
	FOREIGN GOVERNMENT OBLIGATIONS—4.6%
		South Africa Government Bond
ZAR$	1,265	6.250%—03/31/2036	92
	800	6.500%—02/28/2041	59
	1,010	6.750%—03/31/2021	87
	720	7.000%—02/28/2031	59
	860	7.250%—01/15/2020	76
	350	7.750%—02/28/2023	31
	905	8.000%—12/21/2018-01/31/2030	82
	1,270	8.750%—01/31/2044-02/28/2048	121
	760	10.500%—12/21/2026	83

	TOTAL SOUTH AFRICA (Cost $713)		690

SOUTH KOREA—0.0%
	(Cost $7)
	CORPORATE BONDS & NOTES—0.0%
		Korea National Oil Corp.
	$7	3.250%—07/10/2024[1]	7

THAILAND—2.7%
	CORPORATE BONDS & NOTES—0.0%
		PTTEP Canada International Finance Ltd. MTN[3]
	7	5.692%—04/05/2021	8

	FOREIGN GOVERNMENT OBLIGATIONS—2.7%
		Thailand Government Bond
THD$	3,299	1.200%—07/14/2021[7]	95
	980	3.250%—06/16/2017	31
	990	3.580%—12/17/2027	33
	3,470	3.625%—05/22/2015-06/16/2023	114
	630	3.650%—12/17/2021	21
	3,170	3.875%—06/13/2019	103

			397

	TOTAL THAILAND (Cost $412)		405

TURKEY—9.9%
	CORPORATE BONDS & NOTES—0.5%
		Turk Telekomunikasyon As
	$52	4.875%—06/19/2024[1]	53
		Turkiye Is Bankasi
	11	6.000%—10/24/2022[1]	11

			64

	FOREIGN GOVERNMENT OBLIGATIONS—9.4%
		Turkey Government Bond
TRD$	30	6.300%—02/14/2018	12
	380	7.100%—03/08/2023	155
	135	8.200%—07/13/2016	56
	700	8.500%—07/10/2019-09/14/2022	304
	70	8.800%—11/14/2018	30
	595	9.000%—01/27/2016-07/24/2024	255
	230	9.500%—01/12/2022	106
	270	10.400%—03/27/2019-03/20/2024	127
	155	10.500%—01/15/2020	73
	60	10.700%—02/24/2016	25

			1,143

		Turkey Government International Bond
	$41	6.750%—04/03/2018	46
	12	6.875%—03/17/2036	15
	23	7.000%—06/05/2020	27
	139	7.375%—02/05/2025	178

			266

			1,409

	TOTAL TURKEY (Cost $1,610)		1,473

UKRAINE—0.9%
	FOREIGN GOVERNMENT OBLIGATIONS—0.9%
		Ukraine Government International Bond
	125	6.580%—11/21/2016	69
	100	6.875%—09/23/2015	59

	TOTAL UKRAINE (Cost $220)		128

UNITED ARAB EMIRATES—0.5%
	(Cost $72)
	CORPORATE BONDS & NOTES—0.5%
		Dubai Holding Commercial Operations Ltd. MTN[3]
	£50	6.000%—02/01/2017	77

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

URUGUAY—0.5%
Principal Amount (000s)		Value (000s)
FOREIGN GOVERNMENT OBLIGATIONS—0.5%
	Uruguay Government International Bond
$66	4.500%—08/14/2024	$72
7	5.100%—06/18/2050	8

TOTAL URUGUAY (Cost $75)		80

VENEZUELA—3.8%
FOREIGN GOVERNMENT OBLIGATIONS—3.8%
	Petroleos de Venezuela SA
143	5.250%—04/12/2017	54
257	6.000%—05/16/2024-11/15/2026	81
411	8.500%—11/02/2017	235
56	9.000%—11/17/2021	20
25	9.750%—05/17/2035	9

		399

	Venezuela Government International Bond
134	5.750%—02/26/2016	78
95	7.750%—10/13/2019	32
FOREIGN GOVERNMENT OBLIGATIONS—Continued
13	11.750%—10/21/2026	5
151	11.950%—08/05/2031	55

		170

TOTAL VENEZUELA (Cost $1,019)		569

SHORT-TERM INVESTMENTS—1.6%
(Cost $244)
REPURCHASE AGREEMENTS
244	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $254)	244

TOTAL INVESTMENTS—94.2% (Cost $16,101)		14,092

CASH AND OTHER ASSETS, LESS LIABILITIES—5.8%		864

TOTAL NET ASSETS—100.0%		$14,956

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2015

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Sell)	Morgan Stanley Capital Services Inc.	$65	$67	03/03/2015	$2
British Pound Sterling (Sell)	Morgan Stanley Capital Services Inc.	84	86	02/09/2015	2
Colombian Peso (Buy)	Morgan Stanley Capital Services Inc.	35	36	02/05/2015	(1)
Colombian Peso (Buy)	Morgan Stanley Capital Services Inc.	64	72	02/25/2015	(8)
Colombian Peso (Buy)	Morgan Stanley Capital Services Inc.	20	20	02/25/2015	—
Colombian Peso (Sell)	Morgan Stanley Capital Services Inc.	35	36	02/05/2015	1
Colombian Peso (Sell)	Morgan Stanley Capital Services Inc.	35	36	03/05/2015	1
Indian Rupee (Buy)	Morgan Stanley Capital Services Inc.	51	50	04/08/2015	1
Thai Baht (Buy)	Morgan Stanley Capital Services Inc.	28	28	04/16/2015	—

Total Forward Currency Contracts					$(2)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Corporate Bonds & Notes
Argentina	$—	$8	$—	$8
Brazil	—	213	—	213
Chile	—	54	—	54
China	—	93	—	93
Colombia	—	57	—	57
Hong Kong	—	74	—	74
India	—	62	—	62
Indonesia	—	84	—	84
Israel	—	41	—	41
Jamaica	—	46	—	46
Kazakhstan	—	24	—	24
Macau	—	19	—	19
Mexico	—	138	—	138

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Morocco	$—	$29	$—	$29
Peru	—	3	—	3
Russia	—	61	—	61
Saudi Arabia	—	12	—	12
Singapore	—	3	—	3
South Korea	—	7	—	7
Thailand	—	8	—	8
Turkey	—	64	—	64
United Arab Emirates	—	77	—	77
Credit-Linked Notes
Colombia	—	85	—	85
Indonesia	—	320	—	320
Foreign Government Obligations
Argentina	—	161	25	186
Brazil	—	1,162	—	1,162
Chile	—	284	—	284
China	—	107	—	107
Colombia	—	578	—	578
Costa Rica	—	143	—	143
Dominican Republic	—	287	—	287
El Salvador	—	127	—	127
Ethiopia	—	18	—	18
Gabon	—	26	—	26
Hungary	—	99	—	99
Indonesia	—	961	—	961
Ivory Coast	—	94	—	94
Jamaica	—	95	—	95
Kazakhstan	—	397	—	397
Kenya	—	30	—	30
Malaysia	—	658	—	658
Mexico	—	1,366	—	1,366
Panama	—	164	—	164
Paraguay	—	73	—	73
Peru	—	209	—	209
Philippines	—	130	—	130
Poland	—	440	—	440
Romania	—	86	—	86
Russia	—	1,273	—	1,273
South Africa	—	690	—	690
Thailand	—	397	—	397
Turkey	—	1,409	—	1,409
Ukraine	—	128	—	128
Uruguay	—	80	—	80
Venezuela	—	569	—	569
Short-Term Investments
Repurchase Agreements	—	244	—	244

Total Investments in Securities	$—	$14,067	$25	$14,092

Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$7	$—	$7

Total Financial Derivative Instruments - Assets	$—	$7	$—	$7

Liability Category
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$—	$(9)	$—	$(9)

Total Financial Derivative Instruments - Liabilities	$—	$(9)	$—	$(9)

Total Investments	$—	$14,065	$25	$14,090

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2015.

Valuation Description	Balance Beginning at 11/01/2014 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2015[w] (000s)
Foreign Government Obligations	$25	$—	$—	$—	$—	$—	$—	$—	$25

There were no transfers between levels during the period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 01/31/2015 (000s)[w]	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Foreign Government Obligations
Argentine Republic Government International Bond 0.000%—03/31/2023*	$25	Market Approach	Broker Quote	115.00

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Foreign Exchange Contracts	$7	$(9)

*	Security in Default.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2015, the aggregate value of these securities was $1,693 or 11% of net assets.

2	Zero coupon bond.

3	MTN after the name of a security stands for Medium Term Note.

4	Variable rate security, the stated rate represents the rate in effect at January 31, 2015.

5	Perpetuity bond, the maturity date represents the next callable date.

6	Step coupon security, the stated rate represents the rate in effect at January 31, 2015.

7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

w	The net unrealized appreciation/(depreciation) per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 01/31/2015 (000s)
Foreign Government Obligations	$(1)

x	Fair valued in accordance with Harbor Funds Valuation Procedures using a single-sourced broker quote, which is a Level 3 input.

R$	Brazilian Real.

£	British Pound.

COL$	Colombian Peso.

IDR$	Indonesian Rupiah.

MYR$	Malaysian Ringgit.

MEX$	Mexican Peso.

PLN$	Polish Zloty.

RUS$	Russian Ruble.

ZAR$	South African Rand.

THD$	Thai Baht.

TRD$	Turkish Lira.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 4.4%)

BANK LOAN OBLIGATIONS—3.6%
Principal Amount (000s)		Value (000s)
AEROSPACE & DEFENSE—0.6%
	Sequa Corp. Term Loan
$9,924	5.250%—06/19/2017[1]	$9,544

CHEMICALS—0.6%
	Solenis International LP Second-Lien Term Loan
5,000	7.750%—07/31/2022[1]	4,787
	Styrolution US Holding LLC
4,325	6.500%—11/07/2019[1]	4,226

		9,013

COMMERCIAL SERVICES & SUPPLIES—0.4%
	Brand Energy & Infrastructure Services Inc. Term Loan
6,188	4.750%—11/26/2020[1]	5,856

CONTAINERS & PACKAGING—0.4%
	Mauser U.S. Holdings Inc. Second-Lien Term Loan
6,000	8.250%—07/31/2022[1]	5,860

FOOD & STAPLES RETAILING—0.2%
	BJ’s Wholesale Club Inc. Second-Lien Term Loan
3,450	8.500%—03/31/2020[1]	3,394

MEDIA—0.9%
	IMG Worldwide Holdings LLC Term Loan B
15,701	5.250%—05/06/2021[1]	15,361

MULTILINE RETAIL—0.2%
	Savers Inc. Term Loan
3,413	5.000%—10/03/2019[1]	3,302

OIL, GAS & CONSUMABLE FUELS—0.1%
	Azure Midstream Energy LLC Term Loan A
2,613	6.500%—11/15/2018[1]	2,325

TRADING COMPANIES & DISTRIBUTORS—0.2%
	Neff Rental LLC Second-Lien Term Loan
4,165	7.250%—06/09/2021[1]	4,092

TOTAL BANK LOAN OBLIGATIONS (Cost $60,265)		58,747

CORPORATE BONDS & NOTES—92.0%
AEROSPACE & DEFENSE—2.4%
	Bombardier Inc.
5,000	6.000%—10/15/2022[2]	4,737
10,000	6.125%—01/15/2023[2]	9,500

		14,237

	DigitalGlobe Inc.
5,000	5.250%—02/01/2021[2]	4,826
	Kratos Defense & Security Solutions Inc.
3,500	7.000%—05/15/2019	2,923
	Sequa Corp.
5,750	7.000%—12/15/2017[2]	5,118
	Spirit AeroSystems Inc.
4,000	6.750%—12/15/2020	4,250

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
AEROSPACE & DEFENSE—Continued
	TransDigm Inc.
$8,000	6.500%—07/15/2024	$8,140

		39,494

AUTO COMPONENTS—1.5%
	American Axle & Manufacturing Inc.
5,000	6.625%—10/15/2022	5,362
	Goodyear Tire & Rubber Co.
7,950	6.500%—03/01/2021	8,576
4,500	7.000%—05/15/2022	4,894

		13,470

	Tenneco Inc.
5,705	6.875%—12/15/2020	6,062

		24,894

AUTOMOBILES—0.4%
	Chrysler Group LLC
5,000	8.250%—06/15/2021	5,588
	Jaguar Land Rover Automotive plc
1,500	5.625%—02/01/2023[2]	1,614

		7,202

BANKS—0.3%
	CIT Group Inc.
5,000	5.500%—02/15/2019[2]	5,320

BUILDING PRODUCTS—2.7%
	Building Materials Corp. of America
3,000	5.375%—11/15/2024[2]	3,060
	CPG Merger Sub LLC
5,500	8.000%—10/01/2021[2]	5,624
	Griffon Corp.
10,000	5.250%—03/01/2022	9,637
	Hillman Group Inc.
7,500	6.375%—07/15/2022[2]	7,312
	Nortek Inc.
7,525	8.500%—04/15/2021	8,033
	RSI Home Products Inc.
5,275	6.875%—03/01/2018[2]	5,493
	Summit Materials LLC
4,650	10.500%—01/31/2020	5,162

		44,321

CAPITAL MARKETS—0.4%
	Walter Investment Management Corp.
8,000	7.875%—12/15/2021	6,766

CHEMICALS—3.2%
	Consolidated Energy Finance SA
6,750	6.750%—10/15/2019[2]	6,514
	Eagle Spinco Inc.
2,000	4.625%—02/15/2021	1,982
	INEOS Group Holdings SA
5,000	5.875%—02/15/2019[2]	4,762
8,000	6.125%—08/15/2018[2]	7,780

		12,542

	Polymer Group Inc.
8,500	6.875%—06/01/2019[2]	8,149
	PQ Corp.
2,850	8.750%—11/01/2018[2]	2,936
CHEMICALS—Continued
	PSPC Escrow Corp.
$5,000	6.500%—02/01/2022[2]	$5,125
	Tronox Finance LLC
15,883	6.375%—08/15/2020	15,804

		53,052

COMMERCIAL SERVICES & SUPPLIES—3.0%
	ACCO Brands Corp.
5,000	6.750%—04/30/2020	5,350
	Brand Energy & Infrastructure Services Inc.
7,200	8.500%—12/01/2021[2]	6,480
	Casella Waste Systems Inc.
1,500	7.750%—02/15/2019	1,515
	Clean Harbors Inc.
4,500	5.125%—06/01/2021	4,556
	Covanta Holding Corp.
1,700	5.875%—03/01/2024	1,758
6,900	6.375%—10/01/2022	7,400

		9,158

	Garda World Security Corp.
5,000	7.250%—11/15/2021[2]	4,900
	NuStar Logistics LP
3,500	6.750%—02/01/2021	3,693
	Quad/Graphics Inc.
5,000	7.000%—05/01/2022[2]	4,775
	West Corp.
9,000	5.375%—07/15/2022[2]	8,640

		49,067

COMMUNICATIONS EQUIPMENT—1.7%
	CommScope Holding Co. Inc.
5,000	6.625%—06/01/2020[2]	5,063
	Hughes Satellite Systems Corp.
14,000	7.625%—06/15/2021	15,295
	ViaSat Inc.
6,900	6.875%—06/15/2020	7,219

		27,577

CONSTRUCTION & ENGINEERING—0.3%
	AECOM Technology Corp.
4,500	5.875%—10/15/2024[2]	4,708

CONSUMER FINANCE—0.7%
	Ally Financial Inc.
5,000	3.750%—11/18/2019	4,975
	TransUnion Holding Co. Inc.
6,450	9.625%—06/15/2018	6,519

		11,494

CONTAINERS & PACKAGING—3.1%
	Berry Plastics Corp.
9,000	5.500%—05/15/2022	9,214
	Cascades Inc.
7,500	5.500%—07/15/2022[2]	7,566
	Plastipak Holdings Inc.
6,000	6.500%—10/01/2021[2]	6,015
	Reynolds Group Issuer Inc.
12,000	5.750%—10/15/2020	12,300
2,500	9.000%—04/15/2019	2,594

		14,894

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
CONTAINERS & PACKAGING—Continued
	Sealed Air Corp.
$2,750	4.875%—12/01/2022[2]	$2,812
	Signode Industrial Group Lux SA
6,000	6.375%—05/01/2022[2]	5,730
	Silgan Holdings Inc.
3,500	5.000%—04/01/2020	3,596
1,500	5.500%—02/01/2022	1,556

		5,152

		51,383

DISTRIBUTORS—0.3%
	LKQ Corp.
5,150	4.750%—05/15/2023	5,034

DIVERSIFIED CONSUMER SERVICES—0.3%
	Service Corp. International
5,000	5.375%—05/15/2024	5,226

DIVERSIFIED TELECOMMUNICATION SERVICES—4.1%
	Altice Financing SA
3,000	6.625%—02/15/2023[2]	3,000
	Altice SA
1,650	7.625%—02/15/2025[2]	1,650
	CenturyLink Inc.
6,150	5.625%—04/01/2020	6,494
1,000	5.800%—03/15/2022	1,058

		7,552

	Cincinnati Bell Inc.
3,600	8.750%—03/15/2018	3,699
	Frontier Communications Corp.
6,000	7.125%—01/15/2023	6,255
4,400	7.625%—04/15/2024	4,675

		10,930

	GCI Inc.
7,000	6.750%—06/01/2021	7,004
	Intelsat Jackson Holdings SA
5,000	7.250%—10/15/2020	5,256
	Intelsat Luxembourg SA
7,300	8.125%—06/01/2023	7,409
	Level 3 Communications Inc.
5,600	5.750%—12/01/2022[2]	5,670
	Level 3 Financing Inc.
1,100	6.125%—01/15/2021	1,147
3,000	7.000%—06/01/2020	3,210

		4,357

	Qwest Capital Funding Inc.
3,580	6.500%—11/15/2018	3,956
	Windstream Corp.
4,000	7.750%—10/15/2020	4,170
3,000	8.125%—09/01/2018	3,131

		7,301

		67,784

ELECTRIC UTILITIES—0.8%
	RJS Power Holdings LLC
13,250	5.125%—07/15/2019[2]	12,919

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
	Anixter Inc.
5,800	5.125%—10/01/2021	5,960
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
	Belden Inc.
5,000	5.500%—09/01/2022[2]	5,000
	Sensata Technologies BV
4,000	6.500%—05/15/2019[2]	4,190

		15,150

ENERGY EQUIPMENT & SERVICES—3.8%
	CGG SA
3,800	6.500%—06/01/2021	2,926
4,950	6.875%—01/15/2022	3,886

		6,812

	Exterran Partners LP
1,000	6.000%—04/01/2021	860
3,500	6.000%—10/01/2022[2]	2,975

		3,835

	Gulfmark Offshore Inc.
10,050	6.375%—03/15/2022	7,940
	Hornbeck Offshore Services Inc.
5,550	5.000%—03/01/2021	4,440
3,950	5.875%—04/01/2020	3,387

		7,827

	Key Energy Services Inc.
2,095	6.750%—03/01/2021	1,267
	North Atlantic Drilling Ltd.
15,000	6.250%—02/01/2019[2]	10,725
	Precision Drilling Corp.
2,350	6.625%—11/15/2020	2,136
	Seadrill Ltd.
11,000	6.125%—09/15/2017[2]	9,212
300	6.625%—09/15/2020[2]	239

		9,451

	Seventy Seven Operating LLC
3,900	6.625%—11/15/2019	2,847
	Unit Corp.
9,090	6.625%—05/15/2021	8,590

		61,430

FOOD & STAPLES RETAILING—0.7%
	Alphabet Holding Co. Inc.
6,700	7.750%—11/01/2017	5,829
	BI-LO LLC
7,300	8.625%—09/15/2018[2]	6,223

		12,052

FOOD PRODUCTS—1.7%
	Darling Ingredients Inc.
1,800	5.375%—01/15/2022	1,802
	Dole Food Co. Inc.
7,350	7.250%—05/01/2019[2]	7,396
	HJ Heinz Co.
7,250	4.875%—02/15/2025[2]	7,286
	Post Holdings Inc.
12,000	6.000%—12/15/2022[2]	11,505

		27,989

GAS UTILITIES—0.6%
	Ferrellgas LP
4,350	6.500%—05/01/2021	4,285

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
GAS UTILITIES—Continued
	Suburban Propane Partners LP
$5,832	7.375%—08/01/2021	$6,196

		10,481

HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
	Biomet Inc.
9,265	6.500%—08/01/2020-10/01/2020	9,848
	Capsugel SA
10,250	7.000%—05/15/2019[2]	10,461

		20,309

HEALTH CARE PROVIDERS & SERVICES—4.3%
	Community Health Systems Inc.
9,841	6.875%—02/01/2022	10,502
2,000	8.000%—11/15/2019	2,135

		12,637

	DaVita HealthCare Partners Inc.
3,300	5.750%—08/15/2022	3,510
	Envision Healthcare Corp.
6,000	5.125%—07/01/2022[2]	6,105
	HCA Holdings Inc.
3,350	6.250%—02/15/2021	3,643
4,250	7.750%—05/15/2021	4,553

		8,196

	HCA Inc.
5,000	5.875%—03/15/2022	5,588
3,500	7.500%—02/15/2022	4,110

		9,698

	MPH Acquisition Holdings LLC
10,000	6.625%—04/01/2022[2]	10,400
	Tenet Healthcare Corp.
5,600	5.000%—03/01/2019[2]	5,628
3,250	6.000%—10/01/2020	3,526
8,000	8.000%—08/01/2020	8,460
1,225	8.125%—04/01/2022	1,384

		18,998

		69,544

HEALTH CARE TECHNOLOGY—0.1%
	MedAssets Inc.
2,200	8.000%—11/15/2018	2,296

HOTELS, RESTAURANTS & LEISURE—4.5%
	Burger King Worldwide Inc.
15,000	6.000%—04/01/2022[2]	15,450
	Cedar Fair LP
5,000	5.250%—03/15/2021	5,100
	Felcor Lodging LP
5,650	5.625%—03/01/2023	5,777
7,375	6.750%—06/01/2019	7,725

		13,502

	Isle of Capri Casinos Inc.
2,550	5.875%—03/15/2021	2,658
2,250	7.750%—03/15/2019	2,340
5,000	8.875%—06/15/2020	5,313

		10,311

	Peninsula Gaming LLC
5,000	8.375%—02/15/2018[2]	5,250
HOTELS, RESTAURANTS & LEISURE—Continued
	Pinnacle Entertainment Inc.
5,000	7.500%—04/15/2021	5,225
7,050	8.750%—05/15/2020	7,438

		12,663

	RHP Hotel Properties LP
3,250	5.000%—04/15/2021	3,274
	Scientific Games International Inc.
2,150	6.250%—09/01/2020	1,516
3,700	6.625%—05/15/2021[2]	2,567

		4,083

	Station Casinos LLC
3,450	7.500%—03/01/2021	3,640

		73,273

HOUSEHOLD DURABLES—0.2%
	Prestige Brands Inc.
2,750	8.125%—02/01/2020	2,970

HOUSEHOLD PRODUCTS—1.2%
	First Quality Finance Co. Inc.
11,000	4.625%—05/15/2021[2]	10,175
	Spectrum Brands Inc.
2,000	6.375%—11/15/2020	2,130
7,000	6.625%—11/15/2022	7,508

		9,638

		19,813

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—3.2%
	Calpine Corp.
6,000	5.500%—02/01/2024	6,015
10,000	5.750%—01/15/2025	10,238

		16,253

	Dynegy Finance Inc.
7,050	6.750%—11/01/2019[2]	7,252
5,000	7.375%—11/01/2022[2]	5,169

		12,421

	NRG Energy Inc.
18,000	6.250%—05/01/2024	18,045
	Terraform Power Operating LLC
5,000	5.875%—02/01/2023[2]	5,119

		51,838

INDUSTRIAL CONGLOMERATES—0.8%
	Gardner Denver Inc.
6,800	6.875%—08/15/2021[2]	6,528
	Gates Global LLC
7,000	6.000%—07/15/2022[2]	6,598

		13,126

INTERNET SOFTWARE & SERVICES—0.6%
	Equinix Inc.
10,000	5.750%—01/01/2025	10,450

IT SERVICES—2.1%
	Alliance Data Systems Corp.
11,400	6.375%—04/01/2020[2]	11,813
	SunGard Data Systems Inc.
7,250	6.625%—11/01/2019	7,322
4,025	7.625%—11/15/2020	4,312

		11,634

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
IT SERVICES—Continued
	Syniverse Holdings Inc.
$4,150	9.125%—01/15/2019	$4,337
	WEX Inc.
6,425	4.750%—02/01/2023[2]	6,361

		34,145

MACHINERY—0.6%
	Terex Corp.
6,250	6.500%—04/01/2020	6,500
	Titan International Inc.
3,250	6.875%—10/01/2020	2,815

		9,315

MEDIA—16.6%
	Altice SA
3,000	7.750%—05/15/2022[2]	3,112
	Cablevision Systems Corp.
13,000	5.875%—09/15/2022	13,276
5,350	8.000%—04/15/2020	6,052

		19,328

	CCO Holdings LLC
2,000	5.125%—02/15/2023	1,968
5,250	5.250%—03/15/2021-09/30/2022	5,290
3,150	6.500%—04/30/2021	3,327
900	8.125%—04/30/2020	949

		11,534

	CCOH Safari LLC
3,900	5.500%—12/01/2022	3,963
7,250	5.750%—12/01/2024	7,368

		11,331

	Cequel Communications Holdings I LLC
2,250	5.125%—12/15/2021[2]	2,211
18,000	6.375%—09/15/2020[2]	18,810

		21,021

	Clear Channel Worldwide Holdings Inc.
10,900	7.625%—03/15/2020	11,554
	Cumulus Media Holdings Inc.
10,300	7.750%—05/01/2019	10,545
	DISH DBS Corp.
3,000	5.000%—03/15/2023	2,955
9,375	5.875%—11/15/2024	9,446
7,000	6.750%—06/01/2021	7,621

		20,022

	Gannett Co. Inc.
3,500	6.375%—10/15/2023	3,745
	Gray Television Inc.
5,000	7.500%—10/01/2020	5,162
	Lamar Media Corp.
6,950	5.875%—02/01/2022	7,263
	MDC Partners Inc.
8,000	6.750%—04/01/2020[2]	8,380
	Mediacom Broadband LLC
2,800	5.500%—04/15/2021	2,817
3,800	6.375%—04/01/2023	3,971

		6,788

	Mediacom Capital Corp.
7,000	7.250%—02/15/2022	7,490
MEDIA—Continued
	Nexstar Broadcasting Inc.
5,000	6.125%—02/15/2022[2]	5,025
6,550	6.875%—11/15/2020	6,853

		11,878

	Numericable-SFR
8,350	6.000%—05/15/2022[2]	8,552
3,150	6.250%—05/15/2024[2]	3,264

		11,816

	Quebecor Media Inc.
8,066	5.750%—01/15/2023	8,338
	Sinclair Television Group Inc.
12,000	5.375%—04/01/2021	12,090
4,000	6.125%—10/01/2022	4,140
3,300	6.375%—11/01/2021	3,432

		19,662

	Sirius XM Radio Inc.
2,750	4.625%—05/15/2023[2]	2,592
4,350	5.875%—10/01/2020[2]	4,470
13,000	6.000%—07/15/2024[2]	13,390

		20,452

	Time Inc.
10,000	5.750%—04/15/2022[2]	9,675
	Townsquare Radio LLC
2,500	9.000%—04/01/2019[2]	2,684
	Unitymedia Hessen GmbH & Co. KG
4,900	5.500%—01/15/2023[2]	5,108
	Univision Communications Inc.
1,131	6.750%—09/15/2022[2]	1,236
	UPCB Finance VI Ltd.
15,000	6.875%—01/15/2022[2]	16,238
	Virgin Media Finance plc
3,000	6.000%—10/15/2024[2]	3,169
2,800	6.375%—04/15/2023[2]	2,996

		6,165

	WideOpenWest Finance LLC
3,200	10.250%—07/15/2019	3,312
	WMG Acquisition Corp.
7,500	6.750%—04/15/2022[2]	6,797

		270,636

METALS & MINING—2.1%
	ArcelorMittal
3,825	6.000%—08/05/2020	3,964
3,900	6.250%—03/01/2021	4,036

		8,000

	Constellium NV
1,200	5.750%—05/15/2024[2]	1,060
	Foresight Energy Corp.
3,600	7.875%—08/15/2021[2]	3,429
	Murray Energy Corp.
5,000	8.625%—06/15/2021[2]	4,800
14,800	9.500%—12/05/2020[2]	14,615

		19,415

	Steel Dynamics Inc.
700	5.125%—10/01/2021[2]	716

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
METALS & MINING—Continued
	TMS International Corp.
$1,050	7.625%—10/15/2021[2]	$1,050

		33,670

OIL, GAS & CONSUMABLE FUELS—6.6%
	American Energy-Permian Basin LLC
5,600	6.752%—08/01/2019[2,3]	4,116
	Chaparral Energy Inc.
6,500	8.250%—09/01/2021	3,835
	Genesis Energy LP
4,700	5.750%—02/15/2021	4,453
	Halcon Resources Corp.
6,000	9.750%—07/15/2020	4,035
	Jupiter Resources Inc.
6,250	8.500%—10/01/2022[2]	4,719
	Lightstream Resources Ltd.
2,800	8.625%—02/01/2020[2]	1,603
	Linn Energy LLC
725	6.250%—11/01/2019	556
3,000	6.500%—09/15/2021	2,220
5,300	7.750%—02/01/2021	4,028
500	8.625%—04/15/2020	398

		7,202

	MarkWest Energy Finance Corp.
2,320	6.250%—06/15/2022	2,453
	Memorial Production Partners LP
6,000	6.875%—08/01/2022[2]	5,130
12,500	7.625%—05/01/2021	11,281

		16,411

	Memorial Resource Development Corp.
5,000	5.875%—07/01/2022[2]	4,562
	NGL Energy Partners LP
5,000	6.875%—10/15/2021[2]	4,862
	Oasis Petroleum Inc.
8,675	6.875%—03/15/2022-01/15/2023	8,007
	Regency Energy Partners LP
3,300	5.000%—10/01/2022	3,465
4,000	8.375%—06/01/2019[2]	4,235

		7,700

	Rice Energy Inc.
8,175	6.250%—05/01/2022	7,930
	Rosetta Resources Inc.
5,000	5.625%—05/01/2021	4,738
	Sanchez Energy Corp.
3,150	6.125%—01/15/2023[2]	2,804
	Tesoro Logistics LP
5,000	5.500%—10/15/2019[2]	5,081
2,000	6.250%—10/15/2022[2]	2,040

		7,121

	Triangle USA Petroleum Corp.
5,000	6.750%—07/15/2022[2]	3,550
	Vanguard Natural Resources LLC
8,950	7.875%—04/01/2020	7,831

		107,932

PAPER & FOREST PRODUCTS—0.5%
	Resolute Forest Products Inc.
8,500	5.875%—05/15/2023	8,160

PHARMACEUTICALS—3.1%
	Endo Finance LLC
15,000	5.375%—01/15/2023[2]	14,813
6,000	5.750%—01/15/2022[2]	6,105
3,010	7.000%—12/15/2020[2]	3,172

		24,090

	Mallinckrodt International Finance SA
2,000	4.750%—04/15/2023	1,905
	Valeant Pharmaceuticals International
3,500	6.375%—10/15/2020[2]	3,714
1,322	6.875%—12/01/2018[2]	1,375

		5,089

	Valeant Pharmaceuticals International Inc.
5,600	5.500%—03/01/2023[2]	5,768
5,500	5.625%—12/01/2021[2]	5,665
7,000	7.500%—07/15/2021[2]	7,691

		19,124

		50,208

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.8%
	CyrusOne LP
2,000	6.375%—11/15/2022	2,080
	Geo Group Inc.
1,500	5.125%—04/01/2023	1,500
8,589	5.875%—01/15/2022-10/15/2024	8,928

		10,428

	Iron Mountain Inc.
10,000	5.750%—08/15/2024	10,175
	MPT Operating Partnership LP
1,500	6.875%—05/01/2021	1,612
	Omega Healthcare Investors Inc.
4,200	6.750%—10/15/2022	4,452

		28,747

ROAD & RAIL—1.3%
	Hertz Corp.
8,000	5.875%—10/15/2020	8,160
9,800	6.250%—10/15/2022	10,069
650	6.750%—04/15/2019	673
1,500	7.375%—01/15/2021	1,590

		20,492

SOFTWARE—0.3%
	Nuance Communications Inc.
4,200	5.375%—08/15/2020[2]	4,263

SPECIALTY RETAIL—2.1%
	Jo-Ann Stores Holdings Inc.
2,575	9.750%—10/15/2019[2]	2,137
	Jo-Ann Stores LLC
7,535	8.125%—03/15/2019[2]	7,008
	Michaels Stores Inc.
9,900	5.875%—12/15/2020[2]	10,073
	Penske Automotive Group Inc.
4,000	5.750%—10/01/2022	4,180

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
SPECIALTY RETAIL—Continued
	Rent-A-Center Inc.
$6,000	4.750%—05/01/2021	$5,160
1,701	6.625%—11/15/2020	1,641

		6,801

	Sally Holdings LLC
3,450	6.875%—11/15/2019	3,679

		33,878

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.5%
	NCR Corp.
4,000	5.000%—07/15/2022	3,940
3,500	6.375%—12/15/2023	3,675

		7,615

TEXTILES, APPAREL & LUXURY GOODS—0.2%
	Levi Strauss & Co.
3,000	6.875%—05/01/2022	3,255

THRIFTS & MORTGAGE FINANCE—0.6%
	Nationstar Mortgage LLC
5,250	6.500%—07/01/2021	4,567
5,472	7.875%—10/01/2020	5,089

		9,656

TRADING COMPANIES & DISTRIBUTORS—1.6%
	Ashtead Capital Inc.
10,221	6.500%—07/15/2022[2]	11,090
	Jurassic Holdings III Inc.
6,000	6.875%—02/15/2021[2]	5,160
	Safway Group Holding LLC
10,250	7.000%—05/15/2018[2]	10,022

		26,272

WIRELESS TELECOMMUNICATION SERVICES—3.0%
	SBA Communications Corp.
1,350	5.625%—10/01/2019	1,411
	SBA Telecommunications Inc.
3,050	5.750%—07/15/2020	3,164
WIRELESS TELECOMMUNICATION SERVICES—Continued
	Sprint Communications Inc.
8,150	6.000%—11/15/2022	7,630
5,500	7.000%—08/15/2020	5,569

		13,199

	Sprint Corp.
3,000	7.125%—06/15/2024	2,933
5,800	7.250%—09/15/2021	5,820

		8,753

	T-Mobile USA Inc.
6,450	6.250%—04/01/2021	6,684
6,750	6.375%—03/01/2025	6,885
1,500	6.500%—01/15/2024	1,560
3,350	6.625%—04/01/2023	3,492
4,000	6.633%—04/28/2021	4,168

		22,789

		49,316

TOTAL CORPORATE BONDS & NOTES (Cost $1,525,241)		1,504,522

SHORT-TERM INVESTMENTS—2.9%
(Cost $46,955)
REPURCHASE AGREEMENTS
46,955	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $47,897)	46,955

TOTAL INVESTMENTS—98.5% (Cost $1,632,461)		1,610,224

CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		23,879

TOTAL NET ASSETS—100.0%		$1,634,103

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Variable rate security, the stated rate represents the rate in effect at January 31, 2015.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2015, the aggregate value of these securities was $631,562 or 39% of net assets.

3	Floating rate security, the stated rate represents the rate in effect at January 31, 2015.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -10.8%)

ASSET-BACKED SECURITIES—3.7%
Principal Amount (000s)		Value (000s)

	Access Group Inc.
	Series 2008-1 Cl. A
$10,422	1.556%—10/27/2025[1]	$10,456
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
7,374	0.328%—05/25/2036[1]	2,756
	Series 2005-W2 Cl. A2C
5,500	0.528%—10/25/2035[1]	5,139
939	1.293%—11/25/2034[1]	806

		8,701

	Asset Backed Securities Corp. Home Equity
	Series 2003-HE4 Cl. M1
8,525	1.412%—08/15/2033[1]	8,105
	Bear Stearns Asset Backed Securities Trust
	Series 2005-4 Cl. M1
1,061	0.668%—01/25/2036[1]	1,063
	Countrywide Asset-Backed Certificates
	Series 2006-8 Cl. 2A4
3,911	0.418%—01/25/2046[1]	2,526
	Series 2001-BC3 Cl. A
227	0.648%—12/25/2031[1]	174
	Series 2005-15 Cl. 1AF3
6,351	5.450%—04/25/2036[2]	6,385

		9,085

	First Franklin Mortgage Loan Trust
	Series 2006-FF10 Cl. A4
1,625	0.318%—07/25/2036[1]	1,539
	GSAA Trust
	Series 2006-20 Cl. 1A2
6,612	0.348%—12/25/2046[1]	3,667
	Series 2006-4 Cl. 4A2
2,461	0.398%—03/25/2036[1]	2,236
	Series 2007-9 Cl. A1A
2,268	6.000%—08/25/2047	2,111

		8,014

	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
146	0.238%—12/25/2036[1]	76
	Home Equity Asset Trust
	Series 2005-2 Cl. M4
5,000	1.218%—07/25/2035[1]	4,975
Principal Amount (000s)		Value (000s)

	Home Equity Loan Trust
	Series 2007-FRE1 Cl. 2AV4
12,025	0.508%—04/25/2037[1]	7,195
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
6,733	0.338%—12/25/2036[1]	3,230
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A2
7,506	0.408%—06/25/2036[1]	4,268
	Mid-State Trust
	Series 2004-1 Cl. A
1,843	6.005%—08/15/2037	1,943
	Morgan Stanley ABS Capital I
	Series 2007-HE1 Cl. A2C
2,950	0.318%—11/25/2036[1]	1,882
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 Cl. M1
3,010	1.068%—07/25/2032[1]	2,900
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
5,958	0.418%—07/25/2037[1]	3,726
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
9,700	0.648%—08/25/2035[1]	9,024
	Ramp Trust
	Series 2004-RS8 Cl. MII1
1,459	1.068%—08/25/2034[1]	1,405
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
16,793	0.608%—08/25/2035[1]	10,595
	SG Mortgage Securities Trust
	Series 2006-OPT2 Cl. A3D
6,900	0.378%—10/25/2036[1]	3,632
	SLM Student Loan Trust
	Series 2010-C Cl. A2
1,046	2.817%—12/16/2019[1,3]	1,059
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
159	5.130%—09/01/2023	173
	Series 2009-20A Cl. 1
4,928	5.720%—01/01/2029	5,633
	Series 2008-20H Cl. 1
14,107	6.020%—08/01/2028	16,369
	Series 2001-20A Cl. 1
205	6.290%—01/01/2021	222

		22,397

	Soundview Home Equity Loan Trust
	Series 2006-WF2 Cl. A1
3,867	0.298%—12/25/2036[1]	3,726
	Structured Asset Securities Co.
	Series 2007-MN1A Cl. A1
28,736	0.398%—01/25/2037[1,3]	18,581
TOTAL ASSET-BACKED SECURITIES (Cost $136,463)		147,577

BANK LOAN OBLIGATIONS—0.7%
	Chrysler Group LLC Term Loan B
6,566	3.500%—05/24/2017[2]	6,551

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
	Community Health System Inc.
	Term Loan
$6,268	3.486%—01/25/2017[2]	$6,243
	HCA Inc.
	Term Loan A
6,766	2.671%—02/02/2016[2]	6,755
	Term Loan B5
9,253	2.921%—03/31/2017[2]	9,258

		16,013

	MGM Resorts International
	Term Loan A
398	2.921%—12/20/2017[2]	395

TOTAL BANK LOAN OBLIGATIONS (Cost $29,256)		29,202

COLLATERALIZED MORTGAGE OBLIGATIONS—7.2%
	Adjustable Rate Mortgage Trust
	Series 2006-3 Cl. 4A2
4,916	0.288%—08/25/2036[1]	3,241
	Arran Residential Mortgages Funding plc
	Series 2010-1A Cl. A2B
€5,577	1.478%—05/16/2047[1,3]	6,346
	Banc of America Funding Corp.
	Series 2012-R5 Cl. A
$14,453	0.430%—10/03/2039[1,3]	14,199
	Series 2007-C Cl. 7A5
2,337	0.468%—05/20/2047[1]	1,959

		16,158

	Banc of America Merrill Lynch Commercial Mortgage Inc.
	Series 2007-2 Cl. A4
2,200	5.628%—04/10/2049[2]	2,350
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
15,466	0.378%—05/25/2047[1]	11,575
	Series 2011-RR4 Cl. 8A1
5,010	5.250%—02/26/2036[3]	4,612
	Series 2011-RR5 Cl. 5A1
8,947	5.250%—08/26/2037[3]	9,349
	Series 2011-RR5 Cl. 12A1
960	5.255%—03/26/2037[2,3]	946

		26,482

	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2004-10 Cl. 12A3
81	2.690%—01/25/2035[2]	81
	Series 2004-1 Cl. 12A5
714	2.732%—04/25/2034[2]	705
	Series 2000-2 Cl. A1
37	2.748%—11/25/2030[2]	35

		821

	Bear Stearns Alt-A Trust
	Series 2005-4 Cl. 1A1
632	0.608%—07/25/2035[1]	621
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2005-PWR7 Cl. A3
375	5.116%—02/11/2041[2]	375
	Series 2007-PW15 Cl. A4
607	5.331%—02/11/2044	648
	Series 2006-PW11 Cl. A4
1,775	5.435%—03/11/2039[2]	1,831
	Series 2007-PW18 Cl. A4
5,300	5.700%—06/11/2050	5,778
	Series 2007-PW17 Cl. AAB
3,933	5.703%—06/11/2050	3,961
	Series 2006-PW12 Cl. A4
2,317	5.704%—09/11/2038[2]	2,419

		15,012

	Chase Mortgage Finance Corp.
	Series 2006-A1 Cl. 4A1
4,155	5.629%—09/25/2036[2]	3,768
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4 Cl. A4
1,500	5.322%—12/11/2049	1,589
	Countrywide Alternative Loan Trust
	Series 2005-59 Cl. 1A1
14,513	0.499%—11/20/2035[1]	11,859
	Series 2006-6BC Cl. 1A2
7,680	0.568%—05/25/2036[1]	5,783
	Series 2005-84 Cl. 1A1
5,901	2.495%—02/25/2036[2]	4,371
	Series 2005-20CB Cl. 2A5
5,356	5.500%—07/25/2035	5,152
	Series 2006-36T2 Cl. 1A4
1,997	5.750%—12/25/2036	1,614
	Series 2006-39CB Cl. 1A20
9,846	6.000%—01/25/2037	9,166

		37,945

	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-HY5 Cl. 1A1
2,501	2.648%—09/25/2047[2]	2,205
	Credit Suisse Commercial Mortgage Trust
	Series 2010-9R Cl. 20A5
677	4.000%—01/27/2037[3]	682
	Series 2006-C5 Cl. A1A
3,596	5.297%—12/15/2039	3,818

		4,500

	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
606	6.000%—11/25/2035	438
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
4,203	0.318%—03/25/2037[1]	3,065
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
4,542	1.034%—03/19/2046[1]	3,531
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
3,837	4.936%—02/25/2036[2]	3,715
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
2	6.750%—08/21/2031	2
	Greenwich Capital Commercial Funding Corp.
	Series 2007-GG9 Cl. A4
1,500	5.444%—03/10/2039	1,601
	GSR Mortgage Loan Trust
	Series 2005-AR3 Cl. 3A1
1,213	2.663%—05/25/2035[2]	1,171
	Series 2005-AR7 Cl. 6A1
1,028	4.971%—11/25/2035[2]	999
	Series 2006-2F Cl. 2A13
4,145	5.750%—02/25/2036	4,108

		6,278

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
	Harborview Mortgage Loan Trust
	Series 2005-9 Cl. 2A1A
$2,667	0.508%—06/20/2035[1]	$2,565
	Series 2004-8 Cl. 2A3
1,551	0.988%—11/19/2034[1]	1,156

		3,721

	Homebanc Mortgage Trust
	Series 2006-H2 Cl. A2
9,897	0.348%—12/25/2036[1]	8,621
	Homestar Mortgage Acceptance Corp.
	Series 2004-5 Cl. M3
1,532	1.318%—10/25/2034[1]	1,277
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
10	1.707%—01/25/2032[2]	10
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
3,613	6.500%—07/25/2037	2,493
	IndyMac Index Mortgage Loan Trust
	Series 2007-AR13 Cl.4A1
20,333	2.329%—07/25/2037[2]	13,149
	Series 2005-AR31 Cl. 1A1
2,567	2.390%—01/25/2036[2]	2,101

		15,250

	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2006-LDP9 Cl. A3
5,208	5.336%—05/15/2047	5,526
	Series 2007-LDPX Cl. A3
14,209	5.420%—01/15/2049	15,192
	Series 2007-LD12 Cl. A4
1,600	5.882%—02/15/2051[2]	1,728

		22,446

	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
6,578	2.507%—10/25/2036[2]	5,954
	Series 2006-S1 Cl. 3A1
1,975	5.500%—04/25/2036	2,026

		7,980

	JP Morgan Re-REMIC[4]
	Series 2009-7 Cl. 11A1
179	2.659%—09/27/2036[2,3]	179
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-3 Cl. 4A
254	0.418%—11/25/2035[1]	242
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4 Cl. A3
2,458	5.172%—12/12/2049	2,604
	Series 2007-6 Cl. A4
1,800	5.485%—03/12/2051[2]	1,937

		4,541

	Morgan Stanley Capital I
	Series 2006-HQ8 Cl. A4
1,131	5.408%—03/12/2044[2]	1,156
	Morgan Stanley Re-REMIC Trust[4]
	Series 2009-GG10 Cl. A4A
1,814	5.796%—08/12/2045[2,3]	1,951
	Provident Funding Mortgage Loan Trust
	Series 2005-2 Cl. 3A
7,118	2.460%—10/25/2035[2]	7,101
	Residential Accredit Loans Inc.
	Series 2006-QA7 Cl. 2A1
7,429	0.353%—08/25/2036[1]	5,723
	Series 2007-QS4 Cl. 3A9
3,845	6.000%—03/25/2037	3,234

		8,957

	Residential Asset Securitization Trust
	Series 2007-A8 Cl. 2A1
21,978	6.250%—08/25/2037	13,304
	Residential Funding Mortgage Securities I
	Series 2007-SA1 Cl. 2A2
530	3.327%—02/25/2037[2]	425
	Series 2006-SA1 Cl. 2A1
546	3.800%—02/25/2036[2]	489

		914

	Silenus European Loan Conduit
	Series 25X Cl. A
€183	0.228%—05/15/2019[1]	204
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2007-1 Cl. 1A1
$4,768	0.318%—02/25/2037[1]	3,657
	Series 2001-21A Cl. 3A1
1,718	2.471%—04/25/2035[2]	1,708

		5,365

	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
1,235	0.418%—07/19/2035[1]	1,189
	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
1,636	2.613%—01/25/2037[2]	1,567
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C32 Cl. A4FL
2,600	0.343%—06/15/2049[1,3]	2,557
	Series 2006-C23 Cl. A5
11,800	5.416%—01/15/2045[2]	12,206
	Series 2007-C31 Cl. A4
6,395	5.509%—04/15/2047	6,764
	Series 2007-C33 Cl. A4
5,904	5.943%—02/15/2051[2]	6,336

		27,863

	Washington Mutual Mortgage Pass Through Certificates
	Series 2005-AR6 Cl. 2A1A
925	0.398%—04/25/2045[1]	867
	Series 2005-AR13 Cl. A1A1
438	0.458%—10/25/2045[1]	404
	Series 2006-AR11 Cl. 3A1A
3,708	1.034%—09/25/2046[1]	2,985

		4,256

	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR10 Cl. 1A1
7,151	2.609%—07/25/2036[2]	6,988

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $262,935)		287,243

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES —26.3%
Principal Amount (000s)		Value (000s)
	Ally Financial Inc.
$18,000	2.750%—01/30/2017	$17,955
4,000	4.625%—06/26/2015	4,035
28,600	5.500%—02/15/2017	30,030
3,900	6.250%—12/01/2017	4,192
5,190	7.500%—09/15/2020	6,176
11,000	8.300%—02/12/2015	11,014

		73,402

	American Express Bank FSB
8,800	6.000%—09/13/2017	9,846
	American Express Centurion Bank MTN[5]
9,500	6.000%—09/13/2017	10,619
	American International Group Inc.
3,300	5.050%—10/01/2015	3,393
	Anglo American Capital plc
2,500	2.625%—04/03/2017[3]	2,527
	Apple Inc.
2,700	2.850%—05/06/2021	2,839
	Banco Santander Brasil SA
12,800	4.250%—01/14/2016[3]	12,992
	Banco Santander Brasil SA MTN[5]
1,300	4.500%—04/06/2015[3]	1,305
	Banco Santander Chile
5,300	1.857%—01/19/2016[1,3]	5,340
	Banco Santander SA
€7,700	6.250%—09/11/2021[2,6]	8,643
	Bank of America Corp.
$33,200	6.500%—08/01/2016	35,755
	Bank of America Corp. MTN[5]
10,440	1.067%—03/22/2016[1]	10,481
18,300	1.317%—03/22/2018[1]	18,455

		28,936

	Bank of America NA
4,300	0.652%—05/08/2017[1]	4,295
	Bank of China Hong Kong Ltd.
2,200	5.550%—02/11/2020[3]	2,434
	Bank of India/London MTN[5]
2,100	4.750%—09/30/2015	2,147
	Barclays Bank plc
1,700	7.750%—04/10/2023[2]	1,861
£3,600	14.000%—06/15/2019[2,6]	7,347

		9,208

	Barclays plc
€2,300	6.500%—09/15/2019[2,6]	2,597
700	8.000%—12/15/2020[2,6]	852

		3,449

	BB&T Corp. MTN[5]
$19,500	1.101%—06/15/2018[1]	19,717
	BBVA Bancomer SA
2,800	4.500%—03/10/2016[3]	2,899
5,700	6.500%—03/10/2021[3]	6,327

		9,226

	Bear Stearns Companies LLC
4,300	6.400%—10/02/2017	4,835
	BellSouth Corp.
56,200	4.182%—04/26/2021[3]	56,606
	Blackstone Group LP
2,618	9.625%—03/19/2019[3]	2,658
	BM & FBovespa SA
2,000	5.500%—07/16/2020[3]	2,140
	BNP Paribas SA MTN[5]
28,300	0.542%—11/07/2015[1]	28,292
	BPCE SA
38,300	0.802%—11/18/2016[1]	38,378
	Braskem Finance Ltd.
2,400	5.750%—04/15/2021[3]	2,391
	CIT Group Inc.
2,360	4.750%—02/15/2015[3]	2,360
3,700	5.000%—05/15/2017	3,818

		6,178

	Citigroup Inc.
17,500	4.750%—05/19/2015	17,708
	Citigroup Inc. MTN[5]
€2,000	0.741%—05/31/2017[2]	2,252
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/NY
$30,400	0.513%—11/23/2016[1]	30,437
14,700	0.586%—04/28/2017[1]	14,691

		45,128

	Credit Agricole SA
£3,900	7.500%—06/23/2026[2,6]	5,852
$2,100	7.875%—01/23/2024[2,6]	2,178

		8,030

	Credit Suisse New York MTN[5]
10,800	0.724%—05/26/2017[1]	10,786
	CSN Islands XI Corp.
7,300	6.875%—09/21/2019[3]	6,588
	CVS Pass-Through Trust
661	6.943%—01/10/2030	828
	DIRECTV Holdings LLC
23,727	3.550%—03/15/2015	23,809
	Dynegy Finance Inc.
1,900	6.750%—11/01/2019[3]	1,955
3,500	7.375%—11/01/2022[3]	3,618
1,800	7.625%—11/01/2024[3]	1,856

		7,429

	Export-Import Bank of Korea
2,100	4.000%—01/29/2021	2,313
12,300	4.125%—09/09/2015	12,561
2,200	5.125%—06/29/2020	2,541

		17,415

	Ford Motor Credit Co. LLC
6,400	2.750%—05/15/2015	6,441
1,000	3.984%—06/15/2016	1,035
2,200	8.000%—12/15/2016	2,466
31,725	12.000%—05/15/2015	32,721

		42,663

	Ford Motor Credit Co. LLC MTN[5]
20,000	0.682%—11/08/2016[1]	19,894
	General Motors Financial Co. Inc.
2,800	3.150%—01/15/2020	2,841
3,000	4.750%—08/15/2017	3,183

		6,024

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES —Continued
Principal Amount (000s)		Value (000s)
	Gerdau Holdings Inc.
$4,900	7.000%—01/20/2020[3]	$5,265
	Goldman Sachs Group Inc.
2,700	3.300%—05/03/2015	2,719
	Goldman Sachs Group Inc. MTN[5]
1,500	0.860%—06/04/2017[1]	1,497
	GTL Trade Finance Inc.
1,500	7.250%—10/20/2017	1,633
2,000	7.250%—10/20/2017[3]	2,178

		3,811

	Hellenic Railways Organization SA
€3,500	5.014%—12/27/2017	2,927
	ICICI Bank Ltd.
$13,500	5.500%—03/25/2015	13,582
	International Lease Finance Corp.
3,700	4.875%—04/01/2015	3,725
5,100	5.750%—05/15/2016	5,306
4,600	6.750%—09/01/2016[3]	4,922
9,900	8.625%—09/15/2015	10,321

		24,274

	JP Morgan Chase & Co.
2,500	2.250%—01/23/2020	2,509
7,200	3.150%—07/05/2016	7,418
4,100	3.400%—06/24/2015	4,146

		14,073

	JP Morgan Chase & Co. MTN[5]
10,300	0.806%—04/25/2018[1]	10,262
	JP Morgan Chase Bank NA
7,000	6.000%—10/01/2017	7,788
	Keane Group Holdings LLC
24,844	8.500%—08/08/2019	24,844	[x]
	LBG Capital No. 1 plc
€10,900	7.625%—10/14/2020	13,346
	LBG Capital No. 1 plc MTN[5]
$800	8.500%—12/17/2021[2,3,6]	852
	Merrill Lynch & Co. Inc.
12,700	0.805%—05/02/2017[1]	12,595
	Merrill Lynch & Co. Inc. MTN[5]
5,100	6.400%—08/28/2017	5,696
16,100	6.875%—04/25/2018	18,562

		24,258

	Mizuho Bank Ltd.
1,000	0.705%—09/25/2017[1,3]	1,001
	Morgan Stanley
4,500	5.375%—10/15/201[5]	4,642
	Morgan Stanley MTN[5]
13,000	0.707%—10/18/2016[1]	12,969
13,400	1.536%—04/25/2018[1]	13,581
1,300	6.000%—04/28/2015	1,317

		27,867

	MSCI Inc.
4,250	5.250%—11/15/2024[3]	4,441
	Murray Street Investment Trust I
7,000	4.647%—03/09/2017[7]	7,452
	National Australia Bank Ltd. MTN[5]
33,900	0.537%—06/30/2017[1,3]	33,875
	Nationwide Building Society
6,400	6.250%—02/25/2020[3]	7,683
	Navient Corp. MTN[5]
8,200	6.250%—01/25/2016	8,508
	Noble Group Ltd.
600	4.875%—08/05/2015[3]	609
	Novatek Finance Ltd.
2,000	5.326%—02/03/2016[3]	1,960
	Novo Banco SA MTN[5]
€3,500	4.750%—01/15/2018	4,043
	Odebrecht Drilling Norbe VIII/IX Ltd.
$5,440	6.350%—06/30/2021[3]	4,366
	Odebrecht Offshore Drilling Finance Ltd.
3,753	6.625%—10/01/2023[3]	2,571
189	6.750%—10/01/2022[3]	134

		2,705

	OneMain Financial Holdings Inc.
1,600	6.750%—12/15/2019[3]	1,658
1,500	7.250%—12/15/2021[3]	1,556

		3,214

	ORIX Corp.
8,208	4.710%—04/27/2015	8,281
	Owens Corning Co.
9,300	4.200%—12/01/2024	9,606
	Petrobras Global Finance BV
400	1.852%—05/20/2016[1]	371
1,200	2.000%—05/20/2016	1,132
7,800	2.603%—03/17/2017[1]	7,000
1,300	3.250%—03/17/2017	1,203
2,900	3.500%—02/06/2017	2,714
1,700	3.875%—01/27/2016	1,659
9,700	5.375%—01/27/2021	8,671
600	6.125%—10/06/2016	595

		23,345

	Principal Life Global Funding II
23,400	1.200%—05/19/2017[3]	23,408
	Qtel International Finance Ltd.
400	3.375%—10/14/2016[3]	413
	Ras Laffan Liquefied Natural Gas Co. Ltd. III
700	5.838%—09/30/2027[3]	817
	Rio Oil Finance Trust
1,700	6.250%—07/06/2024[3]	1,556
8,500	6.750%—01/06/2027[3]	8,245

		9,801

	Rohm and Haas Co.
717	6.000%—09/15/2017	796
	Rosneft Finance SA MTN[5]
3,100	7.500%—07/18/2016	3,046
	Schaeffler Holding Finance BV
€3,400	5.750%—11/15/2021[3]	4,131
$3,100	6.250%—11/15/2019[3]	3,263

		7,394

	Southern Gas Networks plc MTN[5]
£9,800	0.851%—10/21/2015[1]	14,729
	Springleaf Finance Corp. MTN[5]
$1,600	5.400%—12/01/2015	1,636

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES —Continued
Principal Amount (000s)			Value (000s)
		State Bank of India
	$8,100	4.500%—07/27/2015[3]	$8,233
		Stone Street Trust
	16,400	5.902%—12/15/2015[3]	17,032
		Unicredit SpA
	€2,200	6.750%—09/10/2021[2,6]	2,433
	$4,930	8.000%—06/03/2024[2,6]	4,862

			7,295

		United Air Lines Inc.
	734	10.400%—05/01/2018	812
		Verizon Communications Inc.
	2,900	1.991%—09/14/2018[1]	3,018
	2,469	2.500%—09/15/2016	2,527
	9,000	3.650%—09/14/2018	9,578

			15,123

		Wells Fargo & Co.
	17,800	7.980%—03/15/2018[2,6]	19,625

	TOTAL CORPORATE BONDS & NOTES (Cost $1,029,960)		1,041,956

FOREIGN GOVERNMENT OBLIGATIONS—12.3%
		Autonomous Community of Valencia Spain MTN[5]
	€300	4.375%—07/16/2015	347
		Banco Nacional de Desenvolvimento Economico e Social
	2,300	4.125%—09/15/2017[3]	2,672
		Brazil Letras Do Tesouro Nacional
R$	253,500	0.000%—10/01/2015-01/01/2017[8]	85,567
		France Government Bond OAT
	€4,400	3.250%—05/25/2045	7,233
		Italy Buoni Poliennali Del Tesoro
	200	4.000%—02/01/2037	281
	147,300	4.500%—03/01/2024	208,121
	400	4.750%—09/01/2044[3]	646
	1,300	5.000%—09/01/2040	2,118

			211,166

		Japan Government Bond
	¥2,130,000	1.700%—09/20/2044	19,899
		Korea Development Bank
	$18,600	4.375%—08/10/2015	18,961
		Korea Housing Finance Corp.
	2,200	4.125%—12/15/2015[3]	2,261
		Mexican Bonos
MEX$	239,100	8.000%—06/11/2020	18,433
		Mexico Cetes
	594,000	0.000%—03/19/2015[8]	39,480
		Province of Ontario Canada
	$6,100	1.650%—09/27/2019	6,162
	6,400	3.000%—07/16/2018	6,781
CAD$	5,600	3.150%—06/02/2022	4,894
	$3,800	4.000%—10/07/2019	4,234
CAD$	19,100	4.000%—06/02/2021	17,429
	10,600	4.200%—06/02/2020	9,655
	$2,300	4.400%—04/14/2020	2,622

			51,777

		Province of Quebec Canada
	900	3.500%—07/29/2020	986
CAD$	3,800	3.500%—12/01/2022	3,394
CAD$	13,900	4.250%—12/01/2021	12,902
	2,500	4.500%—12/01/2020	2,324

			19,606

		Spain Government Bond
	€1,000	4.200%—01/31/2037	1,499
	4,200	4.700%—07/30/2041	6,835
	1,000	5.150%—10/31/2044[3]	1,753

			10,087

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $525,658)		487,489

MORTGAGE PASS-THROUGH—26.5%
		Federal Home Loan Mortgage Corp.
	$21	2.321%—06/01/2024[1]	23
	824	4.500%—08/01/2040-09/01/2041	895
	120	5.124%—08/01/2035[1]	127
	2,810	5.500%—02/01/2038-07/01/2038	3,162
	10,663	6.000%—07/01/2016-05/01/2040	12,065

			16,272

		Federal Home Loan Mortgage Corp. REMIC[4]
	52	0.617%—11/15/2030[1]	53
	113	8.000%—08/15/2022	127
	20	9.000%—12/15/2020	22

			202

		Federal Home Loan Mortgage Corp. Structured Pass Through Securities
		Series T-63 Cl. 1A1
	197	1.313%—02/25/2045[1]	208
		Series E3 Cl. A
	363	2.892%—08/15/2032[2]	380

			588

		Federal Home Loan Mortgage Corp. TBA[9]
	28,000	4.500%—02/12/2045	30,323
		Federal Housing Authority Project
	12	7.400%—02/01/2021	12	[y]
	1,635	7.450%—05/01/2021	1,601	[y]

			1,613

		Federal National Mortgage Association
	490	1.514%—10/01/2040[1]	513
	2,255	2.193%—08/01/2035[1]	2,420
	5,300	2.310%—08/01/2022	5,418
	2,872	2.340%—06/01/2035[1]	3,093
	11,546	2.475%—04/01/2019	11,994
	6,000	2.870%—09/01/2027	6,242
	3,376	3.000%—02/01/2021-11/01/2025	3,554
	473	3.330%—11/01/2021	509
	1,519	3.500%—04/01/2021-05/01/2027	1,615
	31,389	4.000%—10/01/2015-10/01/2031	33,380
	26,642	4.500%—01/01/2018-10/01/2042	28,827
	33,462	5.000%—12/01/2022-07/01/2044	37,115
	182	5.136%—05/01/2035[1]	194
	104,224	5.500%—02/01/2023-12/01/2043	116,825
	181,458	6.000%—07/01/2016-05/01/2041	205,783
		Series 2003-W1 Cl. 1A1
	289	5.888%—12/25/2042[2]	336

			457,818

		Federal National Mortgage Association REMIC[4]
		Series 2006-5 Cl. 3A2
	201	2.194%—05/25/2035[2]	210

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH —Continued
Principal Amount (000s)		Value (000s)
	Series 2011-98 Cl. ZL
$62,710	3.500%—10/25/2041	$65,777
	Series 2003-25 Cl. KP
1,107	5.000%—04/25/2033	1,224

		67,211

	Federal National Mortgage Association TBA[9]
54,000	3.500%—02/18/2030-02/12/2045	57,185
70,000	4.000%—03/12/2045-04/14/2045	74,690
76,000	4.500%—03/12/2045	82,398
126,000	5.000%—02/12/2045-03/12/2045	139,205
48,000	5.500%—02/12/2045-03/12/2045	53,630
9,000	6.000%—02/12/2045	10,191

		417,299

	Government National Mortgage Association
50,727	5.000%—08/15/2033-07/15/2041	56,179
	Government National Mortgage Association II
849	1.625%—03/20/2017-02/20/2032[1]	883
208	2.000%—08/20/2022-10/20/2025[1]	216
31	2.500%—12/20/2024[1]	31

		1,130

	Government National Mortgage Association TBA[9]
2,000	5.000%—02/19/2045	2,206

TOTAL MORTGAGE PASS-THROUGH (Cost $1,026,043)		1,050,841

MUNICIPAL BONDS—5.7%
	California Infrastructure & Economic Development Bank
2,200	6.486%—05/15/2049	2,975
	California State University
3,900	6.434%—11/01/2030	5,149
	Chicago Transit Authority
270	6.300%—12/01/2021	295
11,200	6.899%—12/01/2040	14,800

		15,095

	Clark County Nevada
19,000	6.350%—07/01/2029	21,711
	Denver Public Schools
39,000	7.017%—12/15/2037	56,360
	Energy Northwest
5,000	2.803%—07/01/2021	5,198
	Los Angeles California Unified School District
1,100	6.758%—07/01/2034	1,599
	Los Angeles City CA Wastewater System Revenue
2,000	5.713%—06/01/2039	2,658
	North Las Vegas City NV
24,000	6.572%—06/01/2040	22,165
	Orange County Local Transportation Authority
19,400	6.908%—02/15/2041	28,064
	Public Power Generation Agency
600	7.242%—01/01/2041	733
	State of California
7,800	7.500%—04/01/2034	11,962
5,300	7.550%—04/01/2039	8,556
5,000	7.950%—03/01/2036	6,289

		26,807

	University of California
$25,770	4.858%—05/15/2112	29,577
5,700	6.270%—05/15/2031	6,528

		36,105

TOTAL MUNICIPAL BONDS (Cost $176,792)		224,619

PREFERRED STOCKS—0.2%
Shares
BANKS—0.1%
80,000	Citigroup Capital XIII	2,116

DIVERSIFIED FINANCIAL SERVICES—0.1%
203,000	Ally Financial Inc.	5,355

TOTAL PREFERRED STOCKS (Cost $7,285)		7,471

PURCHASED OPTIONS—0.0%
No. of Contracts
	Interest Rate Swap Option 1 year
122,400,000	0.800%—01/19/2016	199
	Interest Rate Swap Option 3 year
41,800,000	1.150%—07/20/2015	217
	Interest Rate Swap Option 2 year
82,400,000	1.100%—01/19/2016-01/30/2018	187
	Interest Rate Swap Option 5 year
41,000,000	1.500%—01/29/2016-01/16/2020	416
	Interest Rate Swap Option 10 year
30,600,000	1.750%—07/30/2015-01/29/2016	406
	U.S. Treasury Notes 10 year Future
2,008	$100.00—02/20/2015	31

TOTAL PURCHASED OPTIONS (Cost $2,116)		1,456

RIGHTS/WARRANTS—0.0%
(Cost $15)
AUTOMOBILES—0.0%
36,000	General Motors Co. Escrow	–	[z]

U.S. GOVERNMENT AGENCIES—1.9%
Principal Amount (000s)
	Federal Home Loan Mortgage Corp.
$28,600	1.250%—08/01/2019	28,731
3,100	2.375%—01/13/2022	3,231
19,000	3.750%—03/27/2019	21,008

		52,970

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT AGENCIES—Continued
Principal Amount (000s)		Value (000s)
	Federal National Mortgage Association
$9,300	5.000%—05/11/2017[10]	$10,206
13,000	5.375%—06/12/2017[10]	14,388

		24,594

TOTAL U.S. GOVERNMENT AGENCIES (Cost $76,477)		77,564

U.S. GOVERNMENT OBLIGATIONS—26.3%
	U.S. Treasury Bonds
39,900	2.750%—08/15/2042-11/15/2042	43,985
20,000	3.000%—05/15/2042	23,130
110,700	3.125%—02/15/2042-08/15/2044	131,374
5,200	3.125%—02/15/2043[10]	6,147
45,500	3.375%—05/15/2044[10]	56,516
8,200	4.375%—11/15/2039-05/15/2040	11,636
5,900	4.625%—02/15/2040	8,657

		281,445

	U.S. Treasury Inflation Indexed Bonds[11]
16,906	0.125%—01/15/2022[10]	17,166
22,082	0.125%—07/15/2022	22,483
12,785	0.625%—07/15/2021[10]	13,467
1,568	0.750%—02/15/2042	1,654
3,455	1.125%—01/15/2021[10]	3,721
13,646	1.250%—07/15/2020[10]	14,830
4,256	1.375%—02/15/2044	5,243
104,964	1.750%—01/15/2028	124,866
71,877	2.000%—01/15/2026	86,533
176,440	2.375%—01/15/2025-01/15/2027	219,112
39,604	2.500%—01/15/2029	51,556
1,314	3.625%—04/15/2028	1,888
8,621	3.875%—04/15/2029	12,905

		575,424

	U.S. Treasury Notes
2,670	0.625%—08/31/2017[10]	2,667
45,800	1.500%—11/30/2019[10]	46,494
99,800	2.250%—11/15/2024	104,930
5,500	2.375%—08/15/2024[10]	5,843
21,430	3.000%—11/15/2044	24,871

		184,805

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $999,671)		1,041,674

COMMERCIAL PAPER—3.6%
	ENI Coordination Centre SA
$15,000	0.000%—03/13/2015	14,992
	Ford Motor Credit Co.
20,900	0.000%—03/03/2015[3]	20,887
	Macquarie Bank Ltd.
40,100	0.542%—05/01/2015[1,3]	40,100
	Vodafone Group plc
67,000	0.000%—04/01/2015-06/29/2015	66,935

		142,914

REPURCHASE AGREEMENTS—0.3%
12,251	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $12,497)	12,251

U.S. GOVERNMENT OBLIGATIONS—0.2%
	U.S. Treasury Bills
251	0.035%—03/19/2015[10]	251
77	0.038%—04/02/2015[10]	77
8	0.045%—04/23/2015[10]	8
562	0.050%—06/04/2015-06/11/2015[10]	562
1,267	0.053%—04/30/2015[10]	1,267
3,004	0.061%—05/21/2015-05/28/2015[10]	3,003
571	0.070%—05/07/2015[10]	571

		5,739

TOTAL SHORT-TERM INVESTMENTS (Cost $160,904)		160,904

TOTAL INVESTMENTS—114.9% (Cost $4,433,575)		4,557,996

CASH AND OTHER ASSETS, LESS LIABILITIES—(14.9)%		(590,630)

TOTAL NET ASSETS—100.0%		$3,967,366

FUTURES CONTRACTS OPEN AT JANUARY 31, 2015

Description	Number of Contracts	Aggregate Face Value (000s)		Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Government Bond Futures 3 year (Sell)	344	AUD$	34,400	03/16/2015	$(115)
Australian Government Bond Futures 10 year (Sell)	60		6,000	03/16/2015	(41)
Canadian Government Bond Futures 10 year (Sell)	302	CAD$	30,200	03/20/2015	(2,326)
Euro-Bund Futures (Sell)	230		€23,000	03/06/2015	(1,728)
United Kingdom Pound Sterling Interest Rate-3 month (Sell)	49		£6,125	06/17/2015	(32)
United Kingdom Pound Sterling Interest Rate-3 month (Sell)	699		87,375	09/16/2015	(248)
United Kingdom Pound Sterling Interest Rate-3 month (Sell)	727		90,875	03/16/2016	40
Eurodollar Futures-CME 90 day (Sell)	1,412		$353,000	06/15/2015	(281)
Eurodollar Futures-CME 90 day (Sell)	1,407		351,750	09/14/2015	(519)
Eurodollar Futures-CME 90 day (Sell)	752		188,000	12/14/2015	(416)
Eurodollar Futures-CME 90 day (Sell)	313		78,250	03/14/2016	(247)
U.S. Treasury Note Futures 5 year (Buy)	416		41,600	03/31/2015	460

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Futures 10 year (Buy)	7,111	$711,100	03/20/2015	$29,887
U.S. Treasury Note Futures 10 year (Sell)	57	5,700	03/20/2015	(107)
U.S. Treasury Note Futures 30 year (Buy)	2,022	202,200	03/20/2015	14,085

Total Futures Contracts				$38,412

WRITTEN OPTIONS OPEN AT JANUARY 31, 2015

Description	Counterparty	Number of Contracts	Strike Index/Rate/Price		Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	14,100,000	215.950	[j]	03/12/2020	$119	$(3)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	33,900,000	216.690	[j]	04/07/2020	302	(9)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	15,100,000	217.970	[j]	09/29/2020	195	(5)
Inflation-Linked Swap Option 10 year (Put)	Deutsche Bank AG	5,100,000	215.950	[j]	03/10/2020	38	(1)
Inflation-Linked Swap Option 10 year (Put)	Deutsche Bank AG	15,600,000	218.010	[j]	10/13/2020	153	(5)
Credit Default Swap Option 5 year (Call)	Citibank NA	9,700,000	0.550%		02/18/2015	7	(5)
Credit Default Swap Option 5 year (Put)	Citibank NA	9,700,000	0.850		02/18/2015	20	(1)
Credit Default Swap Option 5 year (Call)	JP Morgan Chase Bank NA	2,000,000	0.550		02/18/2015	2	(1)
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank NA	2,000,000	0.850		02/18/2015	4	—
Credit Default Swap Option 5 year (Call)	Société Générale Paris	6,400,000	0.550		02/18/2015	8	(3)
Credit Default Swap Option 5 year (Put)	Société Générale Paris	6,400,000	0.850		02/18/2015	12	(1)
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	81,500,000	0.500		01/19/2016	49	(50)
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	40,900,000	0.520		01/19/2016	25	(27)
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	81,500,000	0.650		01/19/2016	90	(85)
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	40,900,000	0.660		01/19/2016	41	(44)
Interest Rate Swap Option 2 year (Call)	Goldman Sachs Bank USA	41,700,000	0.700		01/19/2016	63	(63)
Interest Rate Swap Option 2 year (Call)	Goldman Sachs Bank USA	41,700,000	0.900		01/19/2016	113	(113)
Interest Rate Swap Option 2 year (Put)	Goldman Sachs Bank USA	20,500,000	2.800		01/16/2018	256	(130)
Interest Rate Swap Option 2 year (Call)	JP Morgan Chase Bank NA	40,700,000	1.100		01/30/2018	212	(212)
Interest Rate Swap Option 2 year (Call)	JP Morgan Chase Bank NA	40,700,000	1.600		01/30/2018	368	(368)
Interest Rate Swap Option 3 year (Call)	Goldman Sachs Bank USA	41,800,000	0.850		07/20/2015	71	(77)
Interest Rate Swap Option 3 year (Call)	Goldman Sachs Bank USA	41,800,000	1.000		07/20/2015	125	(136)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley Capital Services LLC	20,500,000	1.100		01/29/2016	78	(101)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley Capital Services LLC	20,500,000	1.300		01/29/2016	119	(159)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	136,100,000	2.520		09/18/2015	1,191	(210)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	56,600,000	2.600		09/14/2015	743	(66)
Interest Rate Swap Option 10 year (Call)	Citibank NA	10,100,000	1.430		07/30/2015	60	(60)
Interest Rate Swap Option 10 year (Call)	Citibank NA	10,100,000	1.590		07/30/2015	94	(94)
Interest Rate Swap Option 10 year (Call)	Deutsche Bank AG	12,600,000	0.950		03/23/2015	33	(387)
Interest Rate Swap Option 10 year (Put)	Deutsche Bank AG	12,600,000	1.550		03/23/2015	104	—
Interest Rate Swap Option 10 year (Call)	Morgan Stanley Capital Services LLC	20,500,000	1.330		01/29/2016	130	(167)
Interest Rate Swap Option 10 year (Call)	Morgan Stanley Capital Services LLC	20,500,000	1.540		01/29/2016	205	(267)
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	33,100,000	2.800		02/02/2015	528	—
Interest Rate Swap Option 30 year (Put)	Deutsche Bank AG	19,000,000	3.270		03/27/2015	230	(3)
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	9,600,000	3.250		03/02/2015	90	—
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	9,000,000	3.300		01/30/2015	103	—
Currency Option Euro Dollar vs. U.S. Dollar (Call)	Citibank NA	8,300,000	$1.270		02/13/2015	91	—
Currency Option Euro Dollar vs. U.S. Dollar (Call)	Deutsche Bank AG	16,300,000	1.260		02/10/2015	190	—
Currency Option Euro Dollar vs. U.S. Dollar (Call)	Deutsche Bank AG	7,000,000	1.270		02/18/2015	80	—
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	8,400,000	2.670		03/04/2015	54	(208)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Goldman Sachs Bank USA	4,800,000	2.700		02/25/2015	30	(79)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Goldman Sachs Bank USA	9,800,000	2.710		03/03/2015	62	(166)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Goldman Sachs Bank USA	10,700,000	2.780		03/26/2015	59	(165)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	HSBC Bank USA NA	4,700,000	2.750		03/25/2015	42	(88)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	JP Morgan Chase Bank NA	10,300,000	2.690		02/25/2015	63	(187)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	JP Morgan Chase Bank NA	8,500,000	2.730		03/18/2015	64	(164)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	JP Morgan Chase Bank NA	5,600,000	2.900		02/12/2015	44	(3)
Currency Option U.S. Dollar vs. Brazilian Real (Put)	JP Morgan Chase Bank NA	5,600,000	2.400		02/12/2015	17	—
Currency Option U.S. Dollar vs. Indian Rupee (Call)	Barclays Bank plc	5,600,000	63.850		02/05/2015	30	—
Currency Option U.S. Dollar vs. Indian Rupee (Call)	Barclays Bank plc	4,900,000	64.250		02/25/2015	41	(6)
Currency Option U.S. Dollar vs. Indian Rupee (Call)	Credit Suisse International	3,100,000	64.000		02/05/2015	17	—
Currency Option U.S. Dollar vs. Indian Rupee (Call)	Goldman Sachs Bank USA	5,600,000	63.500		02/18/2015	38	(9)
Currency Option U.S. Dollar vs. Indian Rupee (Call)	Goldman Sachs Bank USA	1,700,000	63.850		02/25/2015	15	(3)
Currency Option U.S. Dollar vs. Indian Rupee (Put)	Goldman Sachs Bank USA	5,600,000	61.000		02/18/2015	29	(6)
Currency Option U.S. Dollar vs. Indian Rupee (Call)	HSBC Bank USA NA	3,000,000	63.850		02/25/2015	25	(6)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

Description	Counterparty	Number of Contracts	Strike Index/Rate/Price	Expiration Date	Premiums Received (000s)	Value (000s)
Currency Option U.S. Dollar vs. Indian Rupee (Call)	HSBC Bank USA NA	4,700,000	$64.250	02/26/2015	$28	$(7)
Currency Option U.S. Dollar vs. Indian Rupee (Call)	JP Morgan Chase Bank NA	12,800,000	65.900	05/12/2015	105	(75)
Currency Option U.S. Dollar vs. Indian Rupee (Call)	UBS AG Stamford	9,600,000	64.250	02/25/2015	82	(12)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Barclays Bank plc	27,000,000	112.000	03/12/2015	322	(72)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	BNP Paribas SA	8,500,000	111.750	02/09/2015	77	(2)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Citibank NA	6,100,000	99 .000	09/30/2015	64	(18)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Citibank NA	3,500,000	112.000	05/15/2015	60	(29)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Deutsche Bank AG	3,600,000	112.500	05/22/2015	41	(35)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Goldman Sachs Bank USA	9,200,000	113.500	05/27/2015	133	(115)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	JP Morgan Chase Bank NA	9,000,000	109.000	11/10/2015	172	(130)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	JP Morgan Chase Bank NA	1,900,000	112.000	05/15/2015	32	(16)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	JP Morgan Chase Bank NA	16,200,000	112.600	02/13/2015	160	(11)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Société Générale Paris	9,500,000	109.000	11/19/2015	162	(141)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	UBS AG London	3,300,000	112.000	02/09/2015	33	(1)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	UBS AG Stamford	4,300,000	100.000	07/03/2015	30	(6)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	UBS AG Stamford	5,300,000	110.000	05/12/2015	61	(28)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	UBS AG Stamford	10,100,000	112.500	02/11/2015	93	(5)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Credit Suisse International	5,500,000	14.500	02/02/2015	38	(168)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	5,800,000	14.250	02/18/2015	44	(283)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	5,900,000	14.480	02/20/2015	54	(205)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	HSBC Bank USA NA	3,900,000	14.050	02/25/2015	21	(243)
Currency Option U.S. Dollar vs. Mexican Peso (Put)	HSBC Bank USA NA	3,900,000	13.350	02/25/2015	21	—
Currency Option U.S. Dollar vs. Mexican Peso (Call)	JP Morgan Chase Bank NA	16,200,000	14.350	02/26/2015	138	(702)
Euro-Bund Futures (Put)	CME Group	207	157.000	02/20/2015	98	(35)
Euro-Bund Futures (Put)	CME Group	126	157.500	02/20/2015	50	(14)
U.S. Treasury Note Option 10 year (Call)	CME Group	396	132.000	02/20/2015	136	(136)
U.S. Treasury Note Option 10 year (Call)	CME Group	357	132.500	02/20/2015	96	(106)

Total Written Options					$9,323	$(6,538)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2015

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	BNP Paribas SA	$6,782	$6,894	02/03/2015	$(112)
Australian Dollar (Buy)	Citibank NA	7,428	7,802	02/03/2015	(374)
Australian Dollar (Buy)	Goldman Sachs Capital Markets LP	3,510	3,582	03/03/2015	(72)
Australian Dollar (Buy)	JP Morgan Chase Bank NA	2,559	2,560	03/03/2015	(1)
Australian Dollar (Buy)	UBS AG	27,707	28,940	02/03/2015	(1,233)
Australian Dollar (Sell)	BNP Paribas SA	2,733	2,855	02/03/2015	122
Australian Dollar (Sell)	BNP Paribas SA	6,769	6,880	03/03/2015	111
Australian Dollar (Sell)	Citibank NA	3,487	3,650	02/03/2015	163
Australian Dollar (Sell)	Goldman Sachs Capital Markets LP	19,865	20,650	02/03/2015	785
Australian Dollar (Sell)	JP Morgan Chase Bank NA	1,789	1,816	03/03/2015	27
Australian Dollar (Sell)	UBS AG	15,832	16,597	02/03/2015	765
Brazilian Real (Buy)	BNP Paribas SA	22,918	23,096	02/03/2015	(178)
Brazilian Real (Buy)	Citibank NA	31,845	32,476	04/02/2015	(631)
Brazilian Real (Buy)	Credit Suisse International	14,283	14,407	02/03/2015	(124)
Brazilian Real (Buy)	Credit Suisse International	12,254	12,837	03/03/2015	(583)
Brazilian Real (Buy)	Deutsche Bank AG London	6,108	6,321	02/03/2015	(213)
Brazilian Real (Buy)	Goldman Sachs Capital Markets LP	8,724	8,984	02/03/2015	(260)
Brazilian Real (Buy)	HSBC Bank USA	1,931	2,016	02/03/2015	(85)
Brazilian Real (Buy)	JP Morgan Chase Bank	5,293	5,375	02/03/2015	(82)
Brazilian Real (Buy)	JP Morgan Chase Bank	474	480	01/03/2018	(6)
Brazilian Real (Buy)	UBS AG	19,266	19,433	02/03/2015	(167)
Brazilian Real (Buy)	UBS AG	19,113	19,527	03/03/2015	(414)
Brazilian Real (Sell)	BNP Paribas SA	22,918	23,116	02/03/2015	198
Brazilian Real (Sell)	BNP Paribas SA	164	182	04/02/2015	18
Brazilian Real (Sell)	BNP Paribas SA	342	396	07/02/2015	54
Brazilian Real (Sell)	BNP Paribas SA	27,789	31,936	10/02/2015	4,147
Brazilian Real (Sell)	BNP Paribas SA	19,293	22,140	01/05/2016	2,847
Brazilian Real (Sell)	BNP Paribas SA	474	484	01/03/2018	10
Brazilian Real (Sell)	Credit Suisse International	14,284	14,948	02/03/2015	664
Brazilian Real (Sell)	Credit Suisse International	7,959	8,826	04/02/2015	867
Brazilian Real (Sell)	Deutsche Bank AG London	233	233	02/03/2015	—

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Sell)	Deutsche Bank AG London	$5,875	$5,943	02/03/2015	$68
Brazilian Real (Sell)	Deutsche Bank AG London	15,314	16,277	07/02/2015	963
Brazilian Real (Sell)	Goldman Sachs Capital Markets LP	8,724	8,920	02/03/2015	196
Brazilian Real (Sell)	Goldman Sachs Capital Markets LP	15,698	18,168	07/02/2015	2,470
Brazilian Real (Sell)	HSBC Bank USA	1,931	1,948	02/03/2015	17
Brazilian Real (Sell)	HSBC Bank USA	7,616	8,449	04/02/2015	833
Brazilian Real (Sell)	JP Morgan Chase Bank	5,292	5,472	02/03/2015	180
Brazilian Real (Sell)	JP Morgan Chase Bank	20,712	23,394	04/02/2015	2,682
Brazilian Real (Sell)	JP Morgan Chase Bank	10,324	10,548	01/05/2016	224
Brazilian Real (Sell)	UBS AG	19,266	19,672	02/03/2015	406
Brazilian Real (Sell)	UBS AG	23,969	27,700	10/02/2015	3,731
British Pound Sterling (Buy)	UBS AG	25,009	25,210	02/03/2015	(201)
British Pound Sterling (Sell)	Deutsche Bank AG London	25,008	25,789	02/03/2015	781
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	5,577	5,585	03/03/2015	8
British Pound Sterling (Sell)	UBS AG	25,003	25,205	03/03/2015	202
Canadian Dollar (Buy)	Goldman Sachs Capital Markets LP	9,106	10,081	03/03/2015	(975)
Canadian Dollar (Sell)	Citibank NA	47,928	55,605	02/10/2015	7,677
Canadian Dollar (Sell)	Citibank NA	10,158	11,265	03/03/2015	1,107
Canadian Dollar (Sell)	Goldman Sachs Capital Markets LP	924	962	03/03/2015	38
Canadian Dollar (Sell)	JP Morgan Chase Bank NA	448	474	03/03/2015	26
Canadian Dollar (Sell)	UBS AG	540	551	03/03/2015	11
Euro Currency (Buy)	Barclays Bank plc	5,794	6,841	06/15/2015	(1,047)
Euro Currency (Buy)	BNP Paribas SA	56,601	59,343	02/03/2015	(2,742)
Euro Currency (Buy)	BNP Paribas SA	9,169	10,862	06/15/2015	(1,693)
Euro Currency (Buy)	Citibank NA	49,601	51,802	02/03/2015	(2,201)
Euro Currency (Buy)	Deutsche Bank AG London	8,474	8,691	02/03/2015	(217)
Euro Currency (Buy)	Deutsche Bank AG London	16,524	16,619	03/03/2015	(95)
Euro Currency (Buy)	Deutsche Bank AG London	36,308	36,118	03/03/2015	190
Euro Currency (Buy)	Deutsche Bank AG London	4,230	4,860	06/15/2015	(630)
Euro Currency (Buy)	Deutsche Bank AG London	14,425	17,075	06/13/2016	(2,650)
Euro Currency (Buy)	Goldman Sachs Capital Markets LP	5,383	5,637	02/03/2015	(254)
Euro Currency (Buy)	Goldman Sachs Capital Markets LP	17,236	20,375	06/15/2015	(3,139)
Euro Currency (Buy)	HSBC Bank USA	447,869	450,712	02/03/2015	(2,843)
Euro Currency (Buy)	JP Morgan Chase Bank NA	44,258	46,265	02/03/2015	(2,007)
Euro Currency (Buy)	JP Morgan Chase Bank NA	9,755	11,527	06/15/2015	(1,772)
Euro Currency (Buy)	Société Générale	17,929	21,229	06/15/2015	(3,300)
Euro Currency (Buy)	UBS AG	2,315	2,409	02/03/2015	(94)
Euro Currency (Buy)	UBS AG	10,854	10,820	03/03/2015	34
Euro Currency (Buy)	UBS AG	2,398	2,793	06/15/2015	(395)
Euro Currency (Sell)	Barclays Bank plc	18,814	22,588	06/15/2015	3,774
Euro Currency (Sell)	Barclays Bank plc	22,428	26,995	06/27/2016	4,567
Euro Currency (Sell)	BNP Paribas SA	14,010	16,790	06/15/2015	2,780
Euro Currency (Sell)	Citibank NA	425,177	461,264	02/03/2015	36,087
Euro Currency (Sell)	Citibank NA	24,991	30,190	06/15/2015	5,199
Euro Currency (Sell)	Credit Suisse International	26,841	32,194	06/15/2015	5,353
Euro Currency (Sell)	Deutsche Bank AG London	57,899	60,103	02/03/2015	2,204
Euro Currency (Sell)	Deutsche Bank AG London	2,209	2,210	03/03/2015	1
Euro Currency (Sell)	Deutsche Bank AG London	11,323	13,394	08/07/2015	2,071
Euro Currency (Sell)	Deutsche Bank AG London	2,046	2,422	02/01/2016	376
Euro Currency (Sell)	Deutsche Bank AG London	28,815	34,552	06/13/2016	5,737
Euro Currency (Sell)	Goldman Sachs Capital Markets LP	6,844	6,793	02/03/2015	(51)
Euro Currency (Sell)	Goldman Sachs Capital Markets LP	38,369	41,382	02/03/2015	3,013
Euro Currency (Sell)	HSBC Bank USA	447,983	450,825	03/03/2015	2,842
Euro Currency (Sell)	JP Morgan Chase Bank NA	86,213	88,781	02/03/2015	2,568
Indian Rupee (Buy)	BNP Paribas SA	807	810	02/26/2015	(3)
Indian Rupee (Buy)	Credit Suisse International	6,621	6,614	02/20/2015	7
Indian Rupee (Buy)	HSBC Bank USA	1,368	1,372	02/26/2015	(4)
Indian Rupee (Buy)	JP Morgan Chase Bank	3,844	3,883	02/20/2015	(39)
Indian Rupee (Buy)	JP Morgan Chase Bank	9,305	9,381	02/26/2015	(76)
Indian Rupee (Buy)	Société Générale	3,581	3,619	02/27/2015	(38)
Indian Rupee (Sell)	Barclays Capital	4,412	4,427	02/20/2015	15
Indian Rupee (Sell)	Goldman Sachs Capital Markets LP	1,511	1,488	02/26/2015	(23)
Indian Rupee (Sell)	JP Morgan Chase Bank	11,651	11,507	04/13/2015	(144)
Indian Rupee (Sell)	UBS AG	399	391	02/26/2015	(8)
Japanese Yen (Buy)	Barclays Bank plc	80,232	80,546	02/03/2015	(314)
Japanese Yen (Buy)	Citibank NA	165,441	164,609	02/03/2015	832

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Japanese Yen (Buy)	Credit Suisse International	$3,214	$3,175	02/17/2015	$39
Japanese Yen (Buy)	Goldman Sachs Capital Markets LP	77,777	76,867	02/03/2015	910
Japanese Yen (Sell)	Barclays Bank plc	48,855	48,126	02/03/2015	(729)
Japanese Yen (Sell)	BNP Paribas SA	28,748	28,334	02/03/2015	(414)
Japanese Yen (Sell)	Citibank NA	80,882	78,718	02/03/2015	(2,164)
Japanese Yen (Sell)	Citibank NA	165,491	164,658	03/03/2015	(833)
Japanese Yen (Sell)	Deutsche Bank AG London	60,438	60,217	02/03/2015	(221)
Japanese Yen (Sell)	Deutsche Bank AG London	62,439	62,918	02/03/2015	479
Japanese Yen (Sell)	Goldman Sachs Capital Markets LP	17,330	16,912	02/03/2015	(418)
Japanese Yen (Sell)	HSBC Bank USA	16,284	18,707	08/07/2015	2,423
Japanese Yen (Sell)	JP Morgan Chase Bank NA	17,250	17,071	02/03/2015	(179)
Japanese Yen (Sell)	UBS AG	7,503	7,317	02/03/2015	(186)
Mexican Peso (Buy)	Barclays Bank plc	4,199	4,591	02/05/2015	(392)
Mexican Peso (Buy)	Barclays Bank plc	280	280	02/05/2015	—
Mexican Peso (Buy)	BNP Paribas SA	62,098	68,791	02/05/2015	(6,693)
Mexican Peso (Buy)	Citibank NA	6,394	6,540	02/05/2015	(146)
Mexican Peso (Buy)	Credit Suisse International	40,743	41,808	02/05/2015	(1,065)
Mexican Peso (Buy)	Credit Suisse International	816	838	05/05/2015	(22)
Mexican Peso (Buy)	Deutsche Bank AG London	1,744	1,747	05/05/2015	(3)
Mexican Peso (Buy)	Goldman Sachs Capital Markets LP	2,009	2,039	05/05/2015	(30)
Mexican Peso (Buy)	HSBC Bank USA	134	146	02/05/2015	(12)
Mexican Peso (Buy)	HSBC Bank USA	13,417	14,860	02/19/2015	(1,443)
Mexican Peso (Buy)	JP Morgan Chase Bank NA	6,892	7,140	02/05/2015	(248)
Mexican Peso (Buy)	JP Morgan Chase Bank NA	442	453	05/05/2015	(11)
Mexican Peso (Buy)	UBS AG	238	242	02/05/2015	(4)
Mexican Peso (Buy)	UBS AG	3,381	3,474	05/05/2015	(93)
Mexican Peso (Buy)	Westpac Banking Corp.	4,494	4,530	05/05/2015	(36)
Mexican Peso (Sell)	BNP Paribas SA	22,469	25,440	02/05/2015	2,971
Mexican Peso (Sell)	BNP Paribas SA	13,366	15,124	02/19/2015	1,758
Mexican Peso (Sell)	Credit Suisse International	37,846	38,848	04/22/2015	1,002
Mexican Peso (Sell)	Deutsche Bank AG London	81,837	88,246	02/05/2015	6,409
Mexican Peso (Sell)	Goldman Sachs Capital Markets LP	7,938	8,103	02/05/2015	165
Mexican Peso (Sell)	JP Morgan Chase Bank NA	5,336	5,610	02/05/2015	274
Mexican Peso (Sell)	JP Morgan Chase Bank NA	39,101	43,052	03/19/2015	3,951
Mexican Peso (Sell)	UBS AG	3,400	3,493	02/05/2015	93
New Israeli Sheqel (Buy)	Goldman Sachs Capital Markets LP	4,846	4,829	03/12/2015	17
New Israeli Sheqel (Buy)	JP Morgan Chase Bank NA	1,736	1,733	03/12/2015	3
New Israeli Sheqel (Sell)	Deutsche Bank AG London	6,464	6,463	04/14/2015	(1)
New Israeli Sheqel (Sell)	Goldman Sachs Capital Markets LP	6,397	6,334	04/14/2015	(63)
New Israeli Sheqel (Sell)	Goldman Sachs Capital Markets LP	1,959	1,964	04/14/2015	5
New Israeli Sheqel (Sell)	JP Morgan Chase Bank NA	46,871	46,780	03/12/2015	(91)
New Israeli Sheqel (Sell)	JP Morgan Chase Bank NA	11,584	11,633	03/12/2015	49
New Israeli Sheqel (Sell)	UBS AG	5,863	5,884	03/12/2015	21
Swiss Franc (Buy)	Citibank NA	7,712	7,308	02/12/2015	404
Swiss Franc (Buy)	Goldman Sachs Capital Markets LP	2,273	2,149	02/12/2015	124
Swiss Franc (Sell)	Goldman Sachs Capital Markets LP	10,736	10,229	02/12/2015	(507)

Total Forward Currency Contracts					$83,651

SWAP AGREEMENTS OPEN AT JANUARY 31, 2015

CENTRALLY CLEARED SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.700%	12/19/2024	CAD$	6,500	$(56)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.200	01/22/2025		€55,100	(2,903)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	1.500	09/18/2016		£128,600	(27)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	1.590	10/05/2016		102,700	(1,107)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	1.510	10/07/2016		14,400	(4)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	1.880	10/05/2017		40,400	(43)
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	0.500	09/17/2021		¥7,840,000	(459)
CME Group	Mexico Interbank TIIE 28 Day	Pay	3.350	03/13/2015	MEX$	1,335,000	(7)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CENTRALLY CLEARED SWAP AGREEMENTS—Continued INTEREST RATE SWAPS—Continued

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Mexico Interbank TIIE 28 Day	Pay	3.420%	06/05/2015	MEX$	671,000	$(19)
CME Group	Mexico Interbank TIIE 28 Day	Pay	3.610	12/18/2015		619,000	(60)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.700	01/18/2019		144,000	141
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.010	10/10/2019		41,000	3
CME Group	Mexico Interbank TIIE 28 Day	Pay	4.930	01/13/2020		97,700	40
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.350	06/02/2021		213,600	562
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.610	07/07/2021		30,800	57
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.840	09/14/2021		56,400	111
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.570	10/08/2021		108,200	199
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.430	11/17/2021		53,200	2
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.920	12/08/2021		26,400	85
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.850	12/21/2021		80,700	8
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.380	01/07/2022		72,900	4
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.500	09/02/2022		103,500	403
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		220,900	66
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.000	06/05/2023		14,800	2
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.710	09/20/2029		16,000	7
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.410	11/07/2029		238,000	1,043
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.840	11/27/2029		19,300	147
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.710	11/30/2029		195,000	1,287
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.020	06/08/2034		534,700	3,621
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.810	06/19/2034		309,000	2,165
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.400	12/28/2034		8,200	23
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	0.670	04/17/2016		$945,600	(1,688)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.000	04/17/2017		535,700	(3,390)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.780	12/02/2019		33,900	(604)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.800	12/03/2019		132,500	(3,019)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.750	03/19/2020		265,100	(6,084)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	4.250	06/15/2041		212,200	(25,969)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043		21,700	(4,254)
CME Group	Federal Funds Effective Rate US	Pay	0.090	02/27/2015		234,500	(19)
CME Group	Federal Funds Effective Rate US	Pay	1.000	10/15/2017		277,800	842

Interest Rate Swaps							$(38,894)

CENTRALLY CLEARED SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	iTraxx Europe Series 22 Version 1	Buy	1.000%	12/20/2019	0.597%	$845	$886	€36,400	$(41)
ICE Group	iTraxx Europe Senior Financials Series 22 Version 1	Buy	1.000	12/20/2019	0.679	1,344	987	71,700	357
ICE Group	Dow Jones CDX North America Investment Grade Index Series 23	Buy	1.000	12/20/2019	0.706	278	304	$18,600	(26)

Credit Default Swaps									$290

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Brazil Cetip Interbank Deposit	Receive	11.000%	01/04/2021	R$	50,600	$341
Citibank NA	Brazil Cetip Interbank Deposit	Pay	11.250	01/04/2021		7,900	45
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	11.250	01/04/2021		7,900	50
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.500	01/04/2021		35,100	(123)
UBS AG Stamford	Brazil Cetip Interbank Deposit	Pay	11.250	01/04/2021		9,400	55
Bank of America NA	Mexico Interbank TIIE 28 Day	Pay	6.920	11/28/2029	MEX$	300	2

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued INTEREST RATE SWAPS—Continued

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Mexico Interbank TIIE 28 Day	Pay	5.750%	06/05/2023	MEX$	7,300	$25
Goldman Sachs Bank USA	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		15,300	70
HSBC Bank USA NA	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		18,400	69
HSBC Bank USA NA	Mexico Interbank TIIE 28 Day	Pay	6.570	04/19/2024		38,400	242
JP Morgan Chase Bank NA	Mexico Interbank TIIE 28 Day	Pay	6.000	06/05/2023		20,900	156
Morgan Stanley Capital Services LLC	Mexico Interbank TIIE 28 Day	Receive	3.370	03/17/2015		2,719,000	(21)
UBS AG Stamford	Mexico Interbank TIIE 28 Day	Receive	3.540	08/31/2015		494,000	(38)
UBS AG Stamford	Mexico Interbank TIIE 28 Day	Pay	5.800	12/10/2021		100	—

Interest Rate Swaps							$873

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	Hellenic Republic 2.000% due 02/24/2023	Sell	1.000%	12/20/2015	30.256%	$(2,613)	$(567)	€11,000	$(2,046)
Barclays Bank plc	iTraxx Europe Sub Financials Series 22 Version 1	Sell	1.000	12/20/2019	1.428	(148)	(207)	6,900	59
Citibank NA	iTraxx Europe Sub Financials Series 22 Version 1	Sell	1.000	12/20/2019	1.428	(1,036)	(1,376)	48,200	340
BNP Paribas SA	United States of America 4.880% due 08/15/2016	Sell	0.250	03/20/2016	0.098	36	(219)	15,500	255
UBS AG Stamford	United States of America 4.880% due 08/15/2016	Sell	0.250	09/20/2015	0.096	40	(415)	27,700	455
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.207	34	37	$2,400	(3)
Barclays Bank plc	Bolivarian Republic of Venezuela 9.250% due 09/15/2027	Buy	5.000	06/20/2015	84.869	123	65	500	58
Goldman Sachs International	Bolivarian Republic of Venezuela 9.250% due 09/15/2027	Buy	5.000	06/20/2015	84.869	1,924	932	7,800	992
Morgan Stanley Capital Services LLC	Bolivarian Republic of Venezuela 9.250% due 09/15/2027	Buy	5.000	06/20/2015	84.869	197	96	800	101
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	9.029	(227)	2,883	23,406	(3,110)
Credit Suisse International	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	9.029	(22)	306	2,256	(328)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	9.029	(52)	729	5,358	(781)
HSBC Bank USA NA	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	9.029	(685)	5,406	70,594	(6,091)
JP Morgan Chase Bank NA	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	9.029	(21)	244	2,162	(265)
Morgan Stanley Capital Services LLC	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	9.029	(89)	1,090	9,212	(1,179)
Bank of America NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.857	1	(7)	700	8
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.857	5	(20)	2,300	25
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2016	1.063	3	(47)	7,000	50
Citibank NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.857	2	(16)	1,000	18
Citibank NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	1.212	(46)	(81)	25,800	35
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	1.212	(27)	(44)	15,200	17

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000%	03/20/2019	1.939%	$(29)	$(35)	$800	$6
HSBC Bank USA NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.857	7	(25)	3,300	32
HSBC Bank USA NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	12/20/2019	2.194	(1,436)	(997)	26,900	(439)
JP Morgan Chase Bank NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.857	7	(28)	3,300	35
UBS AG Stamford	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.857	1	(5)	700	6
Barclays Bank plc	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	09/20/2016	0.338	58	54	4,800	4
Deutsche Bank AG	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	09/20/2015	0.269	21	44	3,600	(23)
Deutsche Bank AG	JP Morgan Chase & Co. 4.750% due 03/01/2015	Sell	1.000	09/20/2016	0.324	59	62	4,800	(3)
Deutsche Bank AG	Morgan Stanley & Co. LLC 6.000% due 04/28/2015	Sell	1.000	09/20/2018	0.648	193	185	14,100	8
Barclays Bank plc	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	12/20/2018	0.682	8	6	600	2
Citibank NA	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	12/20/2018	0.682	23	16	1,700	7
JP Morgan Chase Bank NA	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	12/20/2019	0.899	19	21	3,200	(2)
Morgan Stanley Capital Services LLC	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	12/20/2019	0.899	3	3	600	—
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.319	5	3	400	2
Barclays Bank plc	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	5.600	(629)	(407)	3,400	(222)
BNP Paribas SA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2015	5.931	(17)	(10)	400	(7)
BNP Paribas SA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	06/20/2018	5.639	(124)	(131)	900	7
BNP Paribas SA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	5.600	(351)	(216)	1,900	(135)
BNP Paribas SA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	03/20/2020	5.597	(19)	(15)	100	(4)
Goldman Sachs International	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	5.600	(351)	(205)	1,900	(146)
Goldman Sachs International	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	03/20/2020	5.597	(19)	(16)	100	(3)
HSBC Bank USA NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	5.600	(185)	(92)	1,000	(93)
HSBC Bank USA NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	03/20/2020	5.597	(346)	(328)	1,800	(18)
JP Morgan Chase Bank NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	5.600	(388)	(236)	2,100	(152)
JP Morgan Chase Bank NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	5.000	12/20/2019	5.600	(22)	(29)	1,200	7
Morgan Stanley Capital Services LLC	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	5.600	(462)	(231)	2,500	(231)
Deutsche Bank AG	Republic of Indonesia 6.750% due 03/10/2014	Sell	1.000	09/20/2015	0.285	7	(28)	1,200	35
Barclays Bank plc	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	06/20/2017	0.577	23	7	2,100	16
Barclays Bank plc	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	06/20/2019	0.890	26	(28)	4,400	54
Barclays Bank plc	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	09/20/2019	0.929	2	—	500	2
BNP Paribas SA	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	12/20/2019	0.964	213	(1,340)	75,000	1,553
Citibank NA	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	06/20/2017	0.577	35	18	3,100	17

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Republic of Italy 6.880% due 09/27/2023	Sell	1.000%	06/20/2019	0.890%	$26	$(30)	$4,400	$56
Deutsche Bank AG	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	09/20/2019	0.929	10	(2)	2,400	12
Goldman Sachs International	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	06/20/2017	0.577	9	5	800	4
Goldman Sachs International	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	12/20/2019	0.964	142	(842)	50,000	984
HSBC Bank USA NA	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	06/20/2019	0.890	6	(7)	1,000	13
Morgan Stanley Capital Services LLC	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	06/20/2017	0.577	23	7	2,100	16
Morgan Stanley Capital Services LLC	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	12/20/2019	0.964	96	(636)	33,800	732
Barclays Bank plc	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2015	6.146	(84)	(34)	2,700	(50)
Barclays Bank plc	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2019	6.289	(7,242)	(2,127)	36,200	(5,115)
Barclays Bank plc	Russian Federation 7.500% due 03/31/2030	Sell	1.000	12/20/2019	6.288	(1,646)	(561)	7,900	(1,085)
Citibank NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2015	6.146	(378)	(141)	12,100	(237)
Citibank NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	12/20/2019	6.288	(500)	(216)	2,400	(284)
Deutsche Bank AG	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2015	6.146	(28)	(11)	900	(17)
Goldman Sachs International	Russian Federation 7.500% due 03/31/2030	Sell	1.000	12/20/2019	6.288	(1,105)	(610)	5,300	(495)
HSBC Bank USA NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	06/20/2017	6.267	(68)	(13)	600	(55)
HSBC Bank USA NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	12/20/2019	6.288	(2,168)	(957)	10,400	(1,211)
JP Morgan Chase Bank NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	06/20/2019	6.289	(57)	(17)	300	(40)
Morgan Stanley Capital Services LLC	Russian Federation 7.500% due 03/31/2030	Sell	1.000	06/20/2019	6.289	(19)	(6)	100	(13)
Citibank NA	Sprint Communications, Inc. 8.380% due 08/15/2017	Sell	5.000	12/20/2019	4.256	64	88	1,700	(24)
Goldman Sachs International	Sprint Communications, Inc. 8.380% due 08/15/2017	Sell	5.000	12/20/2019	4.256	49	70	1,300	(21)
Deutsche Bank AG	The Export-Import Bank of China 4.880% due 07/21/2015	Sell	1.000	06/20/2017	0.629	5	(21)	500	26
JP Morgan Chase Bank NA	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	06/20/2017	0.539	12	15	1,000	(3)
Citibank NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.408	8	(20)	1,600	28
Citibank NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	06/20/2016	0.574	422	11	59,600	411
Citibank NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	0.931	2	(1)	500	3
Citibank NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	1.019	2	51	7,000	(49)
Deutsche Bank AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.502	96	(104)	14,100	200
Deutsche Bank AG	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	1.019	1	12	1,900	(11)
Goldman Sachs International	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	0.931	8	(6)	2,200	14
Goldman Sachs International	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	1.019	—	3	500	(3)
Goldman Sachs International	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2019	1.072	(18)	62	8,500	(80)
HSBC Bank USA NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.502	142	(155)	20,800	297

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
HSBC Bank USA NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000%	09/20/2016	0.624%	$4	$3	$600	$1
HSBC Bank USA NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2019	1.019	2	48	6,800	(46)
JP Morgan Chase Bank NA	United Mexican States 7.500% due 04/08/2033	Sell	0.920	03/20/2016	0.502	2	—	300	2
JP Morgan Chase Bank NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2016	0.624	7	5	1,000	2
JP Morgan Chase Bank NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	0.931	2	(1)	500	3
JP Morgan Chase Bank NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2019	1.072	(19)	66	9,000	(85)
Morgan Stanley Capital Services LLC	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2019	1.072	(21)	67	9,900	(88)
UBS AG Stamford	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.408	3	(7)	600	10
Credit Suisse International	Verizon Communications Inc. 5.500% due 04/01/2017	Sell	1.000	09/20/2018	0.376	12	14	500	(2)

Credit Default Swaps									$(17,275)

Total Swaps									$(55,006)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$147,577	$—	$147,577
Bank Loan Obligations	—	29,202	—	29,202
Collateralized Mortgage Obligations	—	287,243	—	287,243
Corporate Bonds & Notes	—	1,017,112	24,844	1,041,956
Foreign Government Obligations	—	487,489	—	487,489
Mortgage Pass-Through	—	1,049,228	1,613	1,050,841
Municipal Bonds	—	224,619	—	224,619
Preferred Stocks	7,471	—	—	7,471
Purchased Options	31	1,425	—	1,456
Rights/Warrants	—	—	—	—
U.S. Government Agencies	—	77,564	—	77,564
U.S. Government Obligations	—	1,041,674	—	1,041,674
Short-Term Investments
Commercial Paper	—	142,914	—	142,914
Repurchase Agreements	—	12,251	—	12,251
U.S. Government Obligations	—	5,739	—	5,739

Total Investments in Securities	$7,502	$4,524,037	$26,457	$4,557,996

Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$131,145	$—	$131,145
Futures Contracts	44,472	—	—	44,472
Swap Agreements	—	19,250	—	19,250

Total Financial Derivative Instruments - Assets	$44,472	$150,395	$—	$194,867

Liability Category
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$—	$(47,494)	$—	$(47,494)
Futures Contracts	(6,060)	—	—	(6,060)
Swap Agreements	—	(74,256)	—	(74,256)
Written Options	(291)	(6,247)	—	(6,538)

Total Financial Derivative Instruments - Liabilities	$(6,351)	$(127,997)	$—	$(134,348)

Total Investments	$45,623	$4,546,435	$26,457	$4,618,515

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2015.

Valuation Description	Balance Beginning at 11/01/2014 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2015[w] (000s)
Corporate Bonds & Notes	$25,000	$—	$(156)	$—	$3	$(3)	$—	$—	$24,844
Mortgage Pass-Through	1,693	—	(65)	—	1	(16)	—	—	1,613
Rights/Warrants	—	—	—	—	—	—	—	—	—

	$26,693	$—	$(221)	$—	$4	$(19)	$—	$—	$26,457

There were no transfers between levels during the period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 01/31/2015 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Corporate Bonds & Notes
Keane Group Holdings LLC 8.500%—08/08/2019	$24,844	Market Approach	Par Value	100.00

Mortgage Pass-Through
Federal Housing Authority Project 7.400%—02/01/2021	$12	Benchmark Pricing	Base Price	97.91
Federal Housing Authority Project 7.450%—05/01/2021	1,601	Benchmark Pricing	Base Price	97.91

	1,613

Rights/Warrants
General Motors Co. Escrow	$—	Cash Available in Relation to Claims	Estimated Recovery Value	0.00

	$26,457

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$7,377	$(24,373)
Foreign Exchange Contracts	131,145	(50,888)
Interest Rate Contracts	57,801	(59,087)

Total	$196,323	$(134,348)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security, the stated rate represents the rate in effect at January 31, 2015.

2	Variable rate security, the stated rate represents the rate in effect at January 31, 2015.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2015, the aggregate value of these securities was $382,945 or 10% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	MTN after the name of a security stands for Medium Term Note.

6	Perpetuity bond, the maturity date represents the next callable date.

7	Step coupon security, the stated rate represents the rate in effect at January 31, 2015.

8	Zero coupon bond.

9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2015. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).

10	At January 31, 2015, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $70,272 or 2% of net assets.

11	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value.

w	The net unrealized appreciation/(depreciation) per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 01/31/2015 (000s)
Corporate Bonds & Notes	$497
Mortgage Pass-Through	(43)
Rights/Warrants	(15)

$439

x	Valued by subadviser in accordance with Harbor Funds Valuation Procedures using par value, which is a Level 3 input.

y	Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms, which is a Level 3 input.

z	Fair valued in accordance with Harbor Funds Valuation Procedures using estimated recovery value, which is a Level 3 input.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -26.6%)

ASSET-BACKED SECURITIES—4.1%
Principal Amount (000s)		Value (000s)
	Aegis Asset Backed Securities Trust Series 2004-6 Cl. M2
$800	1.168%—03/25/2035[1]	$715
	Countrywide Asset Backed Certificates Series 2007-12 Cl. 2A2
249	0.668%—08/25/2047[1]	245
	GSAMP Trust Series 2004-WF Cl. M2
222	1.818%—10/25/2034[1]	195
	Hillmark Funding Ltd. Series 2006-1A Cl. A1
1,236	0.481%—05/21/2021[1,2]	1,224
	JP Morgan Mortgage Acquisition Trust Series 2007-CH5 Cl. A4
700	0.328%—05/25/2037[1]	637
	Long Beach Mortgage Loan Trust Series 2005-WL2 Cl. M2
500	0.658%—08/25/2035[1]	419
	Magi Funding plc Series I-A Cl. A
€53	0.429%—04/11/2021[1,2]	60
	MASTR Asset Backed Securities Trust Series 2006-HE2 Cl. A2
$236	0.408%—06/25/2036[1]	134
	Morgan Stanley ABS Capital I Inc. Trust Series 2006-HE8 Cl. A2FP
123	0.238%—10/25/2036[1]	76
	Park Place Securities Inc. Series 2004-WWF1 Cl. M2
106	1.188%—12/25/2034[1]	106
	Saxon Asset Securities Trust Series 2003-1 Cl. AF7
113	4.034%—06/25/2033[3]	114
	Securitized Asset Backed Receivables LLC Trust Series 2005-FR5 Cl. A1B
528	0.448%—08/25/2035[1]	522
	SLM Student Loan Trust Series 2003-2 Cl. A5
€1,607	0.342%—12/15/2023[1]	1,789
	Series 2002-7X Cl. A5
76	0.352%—09/15/2021[1]	86

		1,875

	Soundview Home Loan Trust Series 2006-OPT2 Cl. A4
$200	0.448%—05/25/2036[1]	160
	Wood Street CLO BV4 Series II-A Cl. A1
€74	0.433%—03/29/2021[1,2]	83

TOTAL ASSET-BACKED SECURITIES (Cost $6,865)		6,565

	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5 Cl. A1
$5	2.280%—08/25/2035[1]	5
	Series 2005-5 Cl. A2
8	2.380%—08/25/2035[1]	9
	Series 2005-2 Cl. A2
2	2.515%—03/25/2035[1]	2
	Series 2005-2 Cl. A1
8	2.680%—03/25/2035[1]	8

		24

	Bear Stearns Alt-A Trust Series 2005-5 Cl. 25A1
1,475	5.253%—07/25/2035[5]	1,226
	Citigroup Mortgage Loan Trust Inc. Series 2005-12 Cl. 2A1
592	0.968%—08/25/2035[1,2]	496
	Countrywide Alternative Loan Trust Series 2005-79CB Cl. A5
432	5.500%—01/25/2036	387
	Series 2006-19CB Cl. A4
168	6.000%—08/25/2036[1]	151
	Series 2007-5CB Cl. 1A13
179	6.000%—04/25/2037	157
	Series 2007-5CB Cl. 1A4
658	6.000%—04/25/2037	575

		1,270

	Countrywide Home Loan Mortgage Pass Through Trust Series 2004-HYB5 Cl. 2A1
57	2.350%—04/20/2035[5]	57
	DBUBS Mortgage Trust Series 2011-LC2A Cl. A2
2,263	3.386%—07/10/2044[2]	2,327
	Deutsche Alt-A Securities Inc. Series 2007-AB1 Cl. A1
664	0.468%—04/25/2037[1]	374
	IndyMac IMSC Mortgage Loan Trust Series 2007-HOA1 Cl. A11
585	0.348%—07/25/2047[1]	452
	JP Morgan Mortgage Trust Series 2005-A3 Cl. 2A1
126	4.646%—06/25/2035[5]	125
	Lavender Trust Series 2010-RR2A Cl. A4
1,121	6.250%—10/26/2036[2]	803
	Lehman XS Trust Series 2006-12N Cl. A31A
299	0.368%—08/25/2046[1]	231
	Morgan Stanley Mortgage Loan Trust Series 2006-8AR Cl. 6A1
238	2.133%—06/25/2036[5]	232
	Rali Series Trust Series 2006-QS13 Cl. 1A6
786	6.000%—09/25/2036	643
	RBSSP Resecuritization Trust Series 2010-1 Cl. 2A1
917	2.084%—07/26/2045[2,5]	924
	Residential Accredit Loans Inc. Series 2006-QO6 Cl. A1
123	0.348%—06/25/2046[1]	56
	Residential Asset Securitization Trust Series 2006-R1 Cl. A2
72	0.568%—01/25/2046[1]	38

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)
		Series 2006-A12 Cl. A3
	$697	6.000%—11/25/2036	$485
		Series 2006-A12 Cl. A2
	130	6.250%—11/25/2036	93

			616

		Structured Asset Mortgage Investments Inc. Series 2006-AR5 Cl. 1A1
	71	0.378%—05/25/2046[1]	54
		Washington Mutual Mortgage Pass Through Certificates Series 2003-AR9 Cl. 2A
	35	2.441%—09/25/2033[5]	35

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,917)		9,945

CORPORATE BONDS & NOTES—6.5%
		Banco Popolare SC MTN[6]
	€500	3.500%—03/14/2019	601
		Banco Santander Brasil SA
	$500	4.250%—01/14/2016[2]	508
		Banco Santander SA
	€100	6.250%—09/11/2021[5,7]	112
		Electricite de France SA
	$800	0.717%—01/20/2017[1,2]	803
	200	1.150%—01/20/2017[2]	201

			1,004

		GATX Financial Corp.
	1,000	5.800%—03/01/2016	1,052
		Hellenic Railways Organization SA
	€500	4.028%—03/17/2017	424
		Intesa Sanpaolo SpA
	$400	3.125%—01/15/2016	406
		Navient Corp. MTN[6]
	740	3.572%—05/03/2019[5,8]	707
		Stone Street Trust
	2,400	5.902%—12/15/2015[2]	2,492
		Telefonica Emisiones SAU
	3,000	0.902%—06/23/2017[1]	2,994
		Turkiye Garanti Bankasi AS
	200	2.757%—04/20/2016[1,2]	201

	TOTAL CORPORATE BONDS & NOTES (Cost $10,478)		10,501

FOREIGN GOVERNMENT OBLIGATIONS—12.8%
		Autonomous Community of Catalonia
	€300	4.950%—02/11/2020	381
		Bundesobligation Inflation Linked[8]
	2,973	0.750%—04/15/2018	3,457
		Colombian TES
COL$	926,514	3.000%—03/25/2033[8]	342
		Deutsche Bundesrepublik Inflation Linked Bond[8]
	€581	1.500%—04/15/2016	660
		France Government Bond OAT
	727	0.250%—07/25/2018[8]	840
	717	1.600%—07/25/2015[8]	812

			1,652

		Hellenic Republic Government International Bond MTN[6]
	¥100,000	3.800%—08/08/2017	$716
		Hellenic Republic Treasury Bill
	€400	0.000%—03/06/2015[9]	451
		Italy Buoni Poliennali Del Tesoro
	1,403	2.100%—09/15/2016-09/15/2021[8]	1,713
	1,992	2.250%—04/22/2017[8]	2,339
	1,004	2.350%—09/15/2024[2,8]	1,300
	1,892	2.550%—10/22/2016[8]	2,216
	200	5.000%—09/01/2040	326

			7,894

		Mexican Bonos
MEX$	3,561	4.750%—06/14/2018	241
		Mexican Udibonos
	6,872	4.000%—11/08/2046[8]	549
		New South Wales Treasury Corp.
AUD$	100	2.500%—11/20/2035[8]	120
	200	2.750%—11/20/2025[8]	231

			351

		New Zealand Government Bond
NZD$	1,600	2.000%—09/20/2025[8]	1,234
		Province of Ontario Canada
CAD$	800	3.450%—06/02/2045	716
		Slovenia Government Bond
	€400	4.700%—11/01/2016[2]	486
		U.K. Gilt Inflation Linked[8]
	£720	0.125%—03/22/2024-03/22/2058	1,468

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $23,639)		20,598

MORTGAGE PASS-THROUGH—1.1%
		Federal Home Loan Mortgage Corp. REMIC[10]
	$799	0.767%—12/15/2037[1]	806
		Federal National Mortgage Association REMIC[10]
	210	0.518%—07/25/2037[1]	210
	219	0.548%—07/25/2037[1]	220
	196	0.608%—05/25/2036[1]	197
	393	0.848%—02/25/2041[1]	398

			1,025

	TOTAL MORTGAGE PASS-THROUGH (Cost $1,812)		1,831

PURCHASED OPTIONS—0.1%
No. of Contracts

		Interest Rate Swap Option 1 year
	7,000,000	0.800%—01/19/2016	11
		Interest Rate Swap Option 30 year
	4,400,000	3.045%—03/20/2015	2
		Interest Rate Swap Option 30 year
	1,000,000	2.683%—12/11/2017	80

	TOTAL PURCHASED OPTIONS (Premiums Paid/Cost $197)		93

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT OBLIGATIONS—95.8%
Principal Amount (000’s)		Value (000s)
	U.S. Treasury Inflation Indexed Bonds[8]
$1,352	0.125%—04/15/2017[11]	$1,370
13,406	0.125%—04/15/2019	13,654
8,931	0.375%—07/15/2023[11]	9,265
28,200	0.625%—07/15/2021-02/15/2043	29,703
1,254	0.750%—02/15/2042[11]	1,323
13,971	1.250%—07/15/2020	15,183
10,357	1.375%—02/15/2044[11]	12,758
11,615	1.875%—07/15/2019	12,831
1,155	2.125%—01/15/2019-02/15/2040	1,287
45,883	2.375%—01/15/2025-01/15/2027	56,876

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $148,993)		154,250

SHORT-TERM INVESTMENTS—5.3%
CERTIFICATES OF DEPOSIT—2.4%
	China Construction Bank Corp.
3,800	1.700%—04/16/2015	3,798

REPURCHASE AGREEMENTS—1.7%
2,600	Repurchase Agreement with Morgan Stanley dated January 30, 2015 due February 02, 2015 at 0.120% collateralized by U.S. Treasury Bonds (market value $2,638)	2,600
Principal Amount (000’s)		Value (000s)
$187	Repurchase Agreement with State Street Corp. dated January 30, 2015 due February 02, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $194)	$187

		2,787

U.S. GOVERNMENT AGENCIES—0.1%
	Federal Home Loan Bank Discount Notes
100	0.090%—04/10/2015	100

U.S. GOVERNMENT OBLIGATIONS—1.1%
	U.S. Treasury Bills
602	0.053%—04/30/2015[11]	602
971	0.061%—05/21/2015[11]	971
261	0.070%—05/07/2015[11]	261

		1,834

TOTAL SHORT-TERM INVESTMENTS (Cost $8,519)		8,519

TOTAL INVESTMENTS—131.9% (Cost $210,420)		212,302
CASH AND OTHER ASSETS, LESS LIABILITIES—(31.9)%		(51,327)

TOTAL NET ASSETS—100.0%		$160,975

FUTURES CONTRACTS OPEN AT JANUARY 31, 2015

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-Bund Futures (Sell)	8	€800	03/06/2015	$(51)
Eurodollar Futures-CME 90 day (Buy)	78	$19,500	06/19/2017	105
Eurodollar Futures-CME 90 day (Sell)	15	3,750	06/15/2015	(3)
Eurodollar Futures-CME 90 day (Sell)	50	12,500	09/14/2015	(18)
Eurodollar Futures-CME 90 day (Sell)	85	21,250	03/14/2016	(53)
Eurodollar Futures-CME 90 day (Sell)	18	4,500	06/13/2016	(18)
Eurodollar Futures-CME 90 day (Sell)	18	4,500	09/19/2016	(22)
Eurodollar Futures-CME 90 day (Sell)	18	4,500	12/19/2016	(24)
U.S. Treasury Note Futures 5 year (Buy)	12	1,200	03/31/2015	28
U.S. Treasury Note Futures 10 year (Sell)	47	4,700	03/20/2015	(203)
Ultra U.S. Treasury Note Futures 30 year (Buy)	4	400	03/20/2015	85

Total Futures Contracts				$(174)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2015

Description	Counterparty	Number of Contracts	Strike Index/Rate/Price		Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 4 year (Put)	Deutsche Bank AG	600,000	233.550	[j]	01/22/2018	$6	$(3)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	3,600,000	216.690	[j]	04/07/2020	32	(1)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	500,000	217.970	[j]	09/29/2020	7	—
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	4,000,000	243.270	[j]	04/22/2024	29	(8)
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	300,000	244.170	[j]	05/16/2024	2	(1)
Credit Default Swap Option 5 year (Put)	Barclays Bank plc	300,000	0.900%		03/18/2015	—	—
Credit Default Swap Option 5 year (Put)	Barclays Bank plc	2,000,000	1.000		04/15/2015	3	(2)
Credit Default Swap Option 5 year (Call)	Citibank NA	400,000	0.550		02/18/2015	—	—
Credit Default Swap Option 5 year (Put)	Citibank NA	400,000	0.850		02/18/2015	1	—
Credit Default Swap Option 5 year (Put)	Citibank NA	400,000	0.900		03/18/2015	1	—
Credit Default Swap Option 5 year (Put)	Credit Suisse International	300,000	0.900		03/18/2015	—	—
Credit Default Swap Option 5 year (Call)	JP Morgan Chase Bank NA	100,000	0.550		02/18/2015	—	—

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

Description	Counterparty	Number of Contracts	Strike Index/Rate/Price	Expiration Date	Premiums Received (000s)	Value (000s)
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank NA	100,000	0.850%	02/18/2015	$—	$—
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank NA	100,000	0.900	03/18/2015	—	—
Credit Default Swap Option 5 year (Put)	JP Morgan Chase Bank NA	200,000	1.000	04/15/2015	—	—
Credit Default Swap Option 5 year (Call)	Société Générale Paris	300,000	0.550	02/18/2015	—	—
Credit Default Swap Option 5 year (Put)	Société Générale Paris	300,000	0.850	02/18/2015	1	—
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	7,000,000	0.520	01/19/2016	4	(5)
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	7,000,000	0.660	01/19/2016	7	(8)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	4,200,000	2.500	12/11/2017	140	(84)
Interest Rate Swap Option 10 year (Put)	JP Morgan Chase Bank NA	5,200,000	2.750	02/18/2015	27	—
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	800,000	2.750	02/18/2015	5	—
Interest Rate Swap Option 30 year (Call)	Deutsche Bank AG	4,400,000	2.550	03/20/2015	56	(398)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Deutsche Bank AG	1,110,000	$2.680	07/01/2015	27	(65)
Currency Option U.S. Dollar vs. Indian Rupee (Call)	Goldman Sachs Bank USA	1,900,000	64.500	03/09/2015	22	(4)
Currency Option U.S. Dollar vs. Indian Rupee (Put)	Goldman Sachs Bank USA	1,900,000	58.500	03/09/2015	3	—
Currency Option U.S. Dollar vs. Indian Rupee (Call)	JP Morgan Chase Bank NA	1,700,000	65.000	03/10/2015	20	(3)
U.S. Treasury Note Option 10 year (Call)	CME Group	26	131.500	02/20/2015	15	(13)
U.S. Treasury Note Option 10 year (Put)	CME Group	26	128.500	02/20/2015	11	(3)
U.S. Treasury Notes 10 year Future (Put)	CME Group	28	126.000	02/20/2015	17	—

Total Written Options					$436	$(598)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2015

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Citibank NA	$451	$469	02/03/2015	$18
Brazilian Real (Buy)	Barclays Capital	880	914	02/03/2015	(34)
Brazilian Real (Buy)	BNP Paribas SA	917	925	02/03/2015	(8)
Brazilian Real (Buy)	Deutsche Bank AG London	126	130	07/02/2015	(4)
Brazilian Real (Buy)	HSBC Bank USA	587	613	02/03/2015	(26)
Brazilian Real (Buy)	UBS AG	550	555	02/03/2015	(5)
Brazilian Real (Buy)	UBS AG	546	558	03/03/2015	(12)
Brazilian Real (Sell)	Barclays Capital	881	889	02/03/2015	8
Brazilian Real (Sell)	BNP Paribas SA	917	920	02/03/2015	3
Brazilian Real (Sell)	HSBC Bank USA	587	592	02/03/2015	5
Brazilian Real (Sell)	UBS AG	550	562	02/03/2015	12
British Pound Sterling (Buy)	JP Morgan Chase Bank NA	1,068	1,062	02/03/2015	6
British Pound Sterling (Buy)	UBS AG	305	307	02/03/2015	(2)
British Pound Sterling (Sell)	Barclays Bank plc	88	88	02/03/2015	—
British Pound Sterling (Sell)	Credit Suisse International	1,066	1,106	02/03/2015	40
British Pound Sterling (Sell)	Deutsche Bank AG London	70	71	02/03/2015	1
British Pound Sterling (Sell)	Goldman Sachs Capital Markets LP	72	75	02/03/2015	3
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	1,502	1,504	03/03/2015	2
British Pound Sterling (Sell)	UBS AG	75	78	02/03/2015	3
British Pound Sterling (Sell)	UBS AG	305	307	03/03/2015	2
Canadian Dollar (Sell)	Citibank NA	604	664	03/03/2015	60
Canadian Dollar (Sell)	Goldman Sachs Capital Markets LP	163	178	03/03/2015	15
Colombian Peso (Sell)	BNP Paribas SA	327	350	06/03/2015	23
Euro Currency (Buy)	Citibank NA	154	171	02/19/2015	(17)
Euro Currency (Buy)	Goldman Sachs Capital Markets LP	4,136	4,523	02/19/2015	(387)
Euro Currency (Buy)	JP Morgan Chase Bank NA	813	894	02/19/2015	(81)
Euro Currency (Sell)	Citibank NA	636	655	02/19/2015	19
Euro Currency (Sell)	Goldman Sachs Capital Markets LP	26,897	29,673	02/19/2015	2,776
Euro Currency (Sell)	HSBC Bank USA	969	1,049	02/19/2015	80
Indian Rupee (Buy)	JP Morgan Chase Bank	3,026	2,989	04/13/2015	37
Japanese Yen (Buy)	Citibank NA	4,170	4,149	02/03/2015	21
Japanese Yen (Buy)	Deutsche Bank AG London	601	600	02/03/2015	1
Japanese Yen (Sell)	Citibank NA	4,771	4,641	02/03/2015	(130)
Japanese Yen (Sell)	Citibank NA	4,171	4,150	03/03/2015	(21)
Malaysian Ringgit (Buy)	UBS AG	941	957	04/13/2015	(16)
Malaysian Ringgit (Sell)	UBS AG	939	1,036	02/26/2015	97
Mexican Peso (Buy)	Barclays Bank plc	98	108	02/05/2015	(10)
Mexican Peso (Buy)	BNP Paribas SA	3,142	3,568	02/05/2015	(426)
Mexican Peso (Buy)	Citibank NA	100	102	02/05/2015	(2)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Mexican Peso (Buy)	Credit Suisse International	$1,925	$1,976	04/22/2015	$(51)
Mexican Peso (Buy)	Credit Suisse International	113	116	05/05/2015	(3)
Mexican Peso (Buy)	Deutsche Bank AG London	226	230	02/05/2015	(4)
Mexican Peso (Buy)	HSBC Bank USA	305	310	02/05/2015	(5)
Mexican Peso (Sell)	Barclays Bank plc	284	312	02/05/2015	28
Mexican Peso (Sell)	Citibank NA	654	684	03/19/2015	30
Mexican Peso (Sell)	Credit Suisse International	1,934	1,986	02/05/2015	52
Mexican Peso (Sell)	Deutsche Bank AG London	69	71	02/05/2015	2
Mexican Peso (Sell)	JP Morgan Chase Bank NA	1,584	1,680	02/05/2015	96
Mexican Peso (Sell)	Société Générale	1,580	1,672	03/19/2015	92
New Zealand Dollar (Sell)	BNP Paribas SA	1,062	1,122	02/03/2015	60
Polish Zloty (Buy)	JP Morgan Chase Bank	305	303	07/30/2015	2
South African Rand (Sell)	Barclays Bank plc	235	237	04/30/2015	2

Total Forward Currency Contracts					$2,352

SWAP AGREEMENTS OPEN AT JANUARY 31, 2015

CENTRALLY CLEARED SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000%	01/29/2024		€100	$(13)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.000	12/17/2024		3,100	(106)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000	03/18/2045		2,900	(737)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	2.080	12/04/2024		£2,600	(236)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	2.750	03/18/2025		1,000	(81)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	2.000	03/18/2045		400	(44)
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	1.000	09/18/2023		¥40,000	(3)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.630	10/11/2021	MEX$	43,400	46
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.660	11/09/2021		42,100	91
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.000	12/17/2024		$2,000	(167)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/17/2025		4,400	(121)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.500	12/18/2043		250	(84)

Interest Rate Swaps							$(1,455)

CENTRALLY CLEARED SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	iTraxx Europe Series 22 Version 1	Buy	1.000%	12/20/2019	0.000%	$(21)	$(20)	€900	$(1)
ICE Group	iTraxx Europe Series 22 Version 1	Buy	1.000	12/20/2024	0.971	3	(1)	700	4
ICE Group	Dow Jones CDX North America High Yield Index Series 23	Buy	5.000	12/20/2019	3.702	13	11	$210	2

Credit Default Swaps									$5

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.000%	06/18/2019	AUD$	1,800	$91
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021	R$	2,100	4
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	12.330	01/02/2017		8,600	(4)
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021		1,500	3
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021		1,100	2
BNP Paribas SA	Eurostat Eurozone HICP Ex Tobacco Unrevised NSA	Receive	1.050	09/15/2019		€900	(23)
BNP Paribas SA	Eurostat Eurozone HICP Ex Tobacco Unrevised NSA	Receive	1.000	10/15/2019		800	(18)
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco Unrevised NSA	Receive	1.050	09/15/2019		3,200	(83)
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.125	12/15/2024		£300	22
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.170	12/15/2024		500	41
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.550	12/11/2044		100	28
Citibank NA	UK Retail Prices Index All Items NSA	Pay	3.500	10/15/2044		200	58
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.100	12/11/2024		200	11
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.530	09/23/2044		200	57
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.500	10/15/2044		300	73
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.550	11/15/2044		100	29
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.140	01/14/2030		950	47
JP Morgan Chase Bank NA	UK Retail Prices Index All Items NSA	Pay	3.528	09/23/2044		200	55
Morgan Stanley Capital Services LLC	UK Retail Prices Index All Items NSA	Pay	3.500	10/15/2044		200	54
UBS AG Stamford	UK Retail Prices Index All Items NSA	Pay	2.950	01/12/2025		200	7
Barclays Bank plc	US Consumer Price Index Urban Consumers NSA	Receive	1.910	04/15/2017		$2,700	(80)
BNP Paribas SA	US Consumer Price Index Urban Consumers NSA	Receive	1.830	11/29/2016		200	(5)
BNP Paribas SA	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017		17,000	(892)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.860	11/05/2016		2,700	(68)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.830	11/29/2016		2,300	(55)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.850	11/29/2016		1,900	(48)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.360	01/28/2017		1,900	(95)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.173	11/01/2018		2,000	(78)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.500	07/15/2022		300	(34)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.420	02/12/2017		2,000	(102)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.180	10/01/2018		1,100	(43)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.940	10/23/2016		3,200	(91)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.930	10/31/2016		3,700	(102)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017		2,500	(136)

Interest Rate Swaps							$(1,375)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	Hellenic Republic 0.001% due 06/20/2015	Sell	1.000%	06/20/2015	32.775%	$(25)	$(9)	€200	$(16)
Morgan Stanley Capital Services LLC	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2019	1.939	(57)	(81)	$1,600	24
Citibank NA	Gatx Corp. 5.800% due 03/01/2016	Buy	1.070	03/20/2016	0.324	(12)	—	1,000	(12)
Goldman Sachs International	JSC GAZPROM 8.630% due 04/28/2034	Sell	1.000	03/20/2016	8.127	(15)	(15)	200	—
JP Morgan Chase Bank NA	JSC GAZPROM 5.880% due 06/01/2015	Sell	1.000	03/20/2015	8.094	(1)	(2)	100	1
JP Morgan Chase Bank NA	JSC GAZPROM 8.630% due 04/28/2034	Sell	1.000	03/20/2016	8.127	(7)	(7)	100	—
Morgan Stanley Capital Services LLC	JSC GAZPROM 8.630% due 04/28/2034	Sell	1.000	03/20/2016	8.127	(7)	(7)	100	—
Barclays Bank plc	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	03/20/2019	0.845	2	(6)	300	8
BNP Paribas SA	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	03/20/2019	0.845	4	(11)	600	15
Barclays Bank plc	Russian Federation 7.500% due 03/31/2030	Sell	1.000	03/20/2016	6.200	(17)	(15)	300	(2)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	Russian Federation 7.500% due 03/31/2030	Sell	1.000%	09/20/2019	6.289%	$(40)	$(11)	€200	$(29)
JP Morgan Chase Bank NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2019	6.289	(20)	(6)	100	(14)

Credit Default Swaps									$(25)

Total Swaps									$(2,850)

FAIR VALUE MEASUREMENTS

Holdings in Futures Contracts and Written Options valued at $(174) and $(16), respectively, are classified as Level 1. All other holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2014 or January 31, 2015 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$54	$(76)
Foreign Exchange Contracts	3,595	(1,315)
Interest Rate Contracts	1,029	(4,464)

Total	$4,678	$(5,855)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security, the stated rate represents the rate in effect at January 31, 2015.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2015, the aggregate value of these securities was $11,908 or 7% of net assets.

3	Step coupon security, the stated rate represents the rate in effect at January 31, 2015.

4	CLO after the name of a security stands for Collateralized Loan Obligations.

5	Variable rate security, the stated rate represents the rate in effect at January 31, 2015.

6	MTN after the name of a security stands for Medium Term Note.

7	Perpetuity bond, the maturity date represents the next callable date.

8	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

9	Zero coupon bond.

10	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

11	At January 31, 2015, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $3,323 or 2% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

COL$	Colombian Peso.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

NZD$	New Zealand Dollar.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of -0.2%)

GOVERNMENT AGENCY DEBT—90.9%
Principal Amount (000s)		Value (000s)

	Federal Home Loan Bank Discount Notes
$6,500	0.050%—02/18/2015	$6,500
1,663	0.055%—02/04/2015	1,663
9,200	0.060%—02/11/2015-02/20/2015	9,200
17,100	0.080%—03/02/2015-03/11/2015	17,099
22,000	0.090%—02/26/2015-04/10/2015	21,997
35,100	0.100%—03/04/2015-04/17/2015	35,096
4,198	0.120%—04/29/2015	4,197
5,352	0.130%—02/06/2015-05/20/2015	5,350
5,000	0.135%—06/03/2015	4,997

		106,099

	Federal Home Loan Mortgage Corp. Discount Notes
6,700	0.050%—02/02/2015	6,700
2,500	0.080%—02/03/2015-03/25/2015	2,500
1,200	0.100%—03/19/2015	1,200
1,000	0.130%—05/13/2015	999

		11,399

	Federal National Mortgage Association Discount Notes
1,235	0.055%—02/02/2015	1,235
3,400	0.100%—04/27/2015	3,399

		4,634

TOTAL GOVERNMENT AGENCY DEBT (Cost $122,132)		122,132

TREASURY DEBT—9.3%
Principal Amount (000s)		Value (000s)

	U.S. Treasury Bills
9,900	0.017%—02/12/2015	9,900
2,600	0.038%—04/02/2015	2,600

TOTAL TREASURY DEBT (Cost $12,500)		12,500

TOTAL INVESTMENTS—100.2% (Cost $134,632)[1]		134,632

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.2)%		(273)

TOTAL NET ASSETS—100.0%		$134,359

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2015 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts and centrally cleared swap agreements) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on the national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Securities held by Harbor Money Market Fund are valued at amortized cost, which the Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by each Fund other than Harbor Money Market Fund are also valued at amortized cost, which approximates fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor High-Yield Bond Fund and Harbor Bond Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.

Harbor High-Yield Bond Fund has also entered into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments.

Harbor High-Yield Bond Fund may also receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower.

As of January 31, 2015, Harbor High-Yield Bond Fund had $5,400 in unfunded loan commitments outstanding.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, Harbor Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Sale-Buybacks

A “sale-buyback” transaction consists of a sale of a security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into such financing transactions referred to as sale-buybacks.

The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.

The average amount of borrowings outstanding during the period ended January 31, 2015 was $168,490 at a weighted average interest rate of 0.139% for the Harbor Bond Fund and $53,128 at a weighted average interest rate of 0.246% for the Harbor Real Return Fund.

Short Sales

During the period, Harbor Bond Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned, and the value of interest rate swaps held.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2015 for Harbor Bond Fund and Harbor Real Return Fund was $787,097 and $3,826, respectively.

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, Harbor Emerging Markets Debt Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject to prepayment, credit and interest rate risks similar to those of conventional fixed income securities.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used forward

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Master Netting Arrangements

As described in further detail below, the Funds may enter into certain Master Netting Agreements that govern the terms of certain transactions. Master Netting Agreements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Agreements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Agreements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.

For the period ended January 31, 2015, the following Master Netting Agreements have been entered into by one or more of the Funds:

Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties. As of January 31, 2015,

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor High Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. As of January 31, 2015, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern OTC market traded financial derivative transactions entered into by the Fund and select counterparties. As of January 31, 2015, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which expands secured borrowing accounting for certain repurchase agreements. ASU 2014-11 will also require additional disclosures for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-11 will become effective for interim or annual periods beginning after December 15, 2014. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2015 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Convertible Securities Fund	$336,162	$16,783	$(10,503)	$6,280
Harbor Emerging Markets Debt Fund*	16,101	246	(2,255)	(2,009)
Harbor High-Yield Bond Fund	1,632,461	32,257	(54,494)	(22,237)
Harbor Bond Fund	4,433,575	185,088	(60,667)	124,421
Harbor Real Return Fund*	210,420	5,962	(4,080)	1,882
Harbor Money Market Fund	134,632	—	—	—

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.FI.0115

Quarterly Schedule of Portfolio Holdings

January 31, 2015

Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Target Retirement Income Fund	HARAX	HARBX	HARCX

Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX

Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX

Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX

Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX

Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX

Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX

Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX

Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX

Harbor Target Retirement 2055 Fund	HATRX	HATAX	HATTX

Harbor Target Retirement Income Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—19.6%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—11.1%
7,204	Harbor Capital Appreciation Fund	$420
22,334	Harbor Mid Cap Growth Fund	214
14,191	Harbor Small Cap Growth Fund	192
43,947	Harbor Large Cap Value Fund	491
15,806	Harbor Mid Cap Value Fund	320
9,130	Harbor Small Cap Value Fund	234

		1,871

HARBOR INTERNATIONAL EQUITY FUNDS—8.5%
11,329	Harbor International Fund	733
41,397	Harbor International Growth Fund	511
8,368	Harbor Global Growth Fund	177

		1,421

TOTAL HARBOR EQUITY FUNDS (Cost $3,060)		3,292

HARBOR FIXED INCOME FUNDS—70.4%

Shares		Value (000s)

99,886	Harbor Unconstrained Bond Fund	1,034
178,645	Harbor High-Yield Bond Fund	1,849
507,343	Harbor Bond Fund	6,270
272,663	Harbor Real Return Fund	2,634

TOTAL HARBOR FIXED INCOME FUNDS (Cost $12,137)		11,787

SHORT-TERM INVESTMENTS—10.0%
(Cost $1,676)
1,676,151	Harbor Money Market Fund	1,676

TOTAL INVESTMENTS—100.0% (Cost $16,873)		16,755
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$16,755

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

1

Harbor Target Retirement 2015 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—27.6%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—15.7%
6,656	Harbor Capital Appreciation Fund	$388
20,560	Harbor Mid Cap Growth Fund	197
13,042	Harbor Small Cap Growth Fund	176
40,416	Harbor Large Cap Value Fund	451
14,529	Harbor Mid Cap Value Fund	294
8,404	Harbor Small Cap Value Fund	216

		1,722

HARBOR INTERNATIONAL EQUITY FUNDS—11.9%
10,391	Harbor International Fund	672
37,842	Harbor International Growth Fund	468
7,707	Harbor Global Growth Fund	163

		1,303

TOTAL HARBOR EQUITY FUNDS (Cost $3,025)		3,025

HARBOR COMMODITY FUNDS—1.6%
(Cost $227)
38,685	Harbor Commodity Real Return Strategy Fund	175

HARBOR FIXED INCOME FUNDS—63.2%

Shares		Value (000s)

65,328	Harbor Unconstrained Bond Fund	676
131,399	Harbor High-Yield Bond Fund	1,360
292,450	Harbor Bond Fund	3,615
130,586	Harbor Real Return Fund	1,262

TOTAL HARBOR FIXED INCOME FUNDS (Cost $7,099)		6,913

SHORT-TERM INVESTMENTS—7.6%
(Cost $833)
833,300	Harbor Money Market Fund	833

TOTAL INVESTMENTS—100.0% (Cost $11,184)		10,946

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$10,946

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2020 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—33.6%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—19.1%
21,615	Harbor Capital Appreciation Fund	$1,261
67,126	Harbor Mid Cap Growth Fund	643
42,607	Harbor Small Cap Growth Fund	575
131,321	Harbor Large Cap Value Fund	1,467
47,243	Harbor Mid Cap Value Fund	956
27,385	Harbor Small Cap Value Fund	703

		5,605

HARBOR INTERNATIONAL EQUITY FUNDS—14.5%
33,947	Harbor International Fund	2,196
123,718	Harbor International Growth Fund	1,528
25,080	Harbor Global Growth Fund	530

		4,254

TOTAL HARBOR EQUITY FUNDS (Cost $8,944)		9,859

HARBOR COMMODITY FUNDS—2.8%
(Cost $1,130)
182,133	Harbor Commodity Real Return Strategy Fund	825

HARBOR FIXED INCOME FUNDS—62.2%

Shares		Value (000s)

175,434	Harbor Unconstrained Bond Fund	1,816
109,986	Harbor Convertible Securities Fund	1,160
431,791	Harbor High-Yield Bond Fund	4,469
659,488	Harbor Bond Fund	8,151
274,129	Harbor Real Return Fund	2,648

TOTAL HARBOR FIXED INCOME FUNDS (Cost $18,782)		18,244

SHORT-TERM INVESTMENTS—1.4%
(Cost $412)
411,725	Harbor Money Market Fund	412

TOTAL INVESTMENTS—100.0% (Cost $29,268)		29,340

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$29,340

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2025 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—39.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—22.2%
9,212	Harbor Capital Appreciation Fund	$537
28,508	Harbor Mid Cap Growth Fund	273
18,128	Harbor Small Cap Growth Fund	245
56,304	Harbor Large Cap Value Fund	629
20,169	Harbor Mid Cap Value Fund	408
11,684	Harbor Small Cap Value Fund	300

		2,392

HARBOR INTERNATIONAL EQUITY FUNDS—16.8%
14,416	Harbor International Fund	933
52,485	Harbor International Growth Fund	648
10,660	Harbor Global Growth Fund	225

		1,806

TOTAL HARBOR EQUITY FUNDS (Cost $4,026)		4,198

HARBOR COMMODITY FUNDS—3.8%
(Cost $539)
90,376	Harbor Commodity Real Return Strategy Fund	409

HARBOR FIXED INCOME FUNDS—57.2%

Shares		Value (000s)

59,456	Harbor Unconstrained Bond Fund	615
46,638	Harbor Convertible Securities Fund	492
167,291	Harbor High-Yield Bond Fund	1,732
211,069	Harbor Bond Fund	2,609
74,755	Harbor Real Return Fund	722

TOTAL HARBOR FIXED INCOME FUNDS (Cost $6,285)		6,170

TOTAL INVESTMENTS—100.0% (Cost $10,850)		10,777

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$10,777

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2030 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—47.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—27.2%
26,947	Harbor Capital Appreciation Fund	$1,571
83,574	Harbor Mid Cap Growth Fund	800
53,086	Harbor Small Cap Growth Fund	717
164,710	Harbor Large Cap Value Fund	1,840
59,082	Harbor Mid Cap Value Fund	1,196
34,235	Harbor Small Cap Value Fund	879

		7,003

HARBOR INTERNATIONAL EQUITY FUNDS—20.6%
42,278	Harbor International Fund	2,735
153,910	Harbor International Growth Fund	1,901
31,259	Harbor Global Growth Fund	661

		5,297

TOTAL HARBOR EQUITY FUNDS (Cost $10,762)		12,300

HARBOR COMMODITY FUNDS—4.8%
(Cost $1,710)
275,325	Harbor Commodity Real Return Strategy Fund	1,247

HARBOR FIXED INCOME FUNDS—47.4%

Shares		Value (000s)

117,180	Harbor Unconstrained Bond Fund	1,213
91,881	Harbor Convertible Securities Fund	969
361,777	Harbor High-Yield Bond Fund	3,744
427,451	Harbor Bond Fund	5,283
103,357	Harbor Real Return Fund	999

TOTAL HARBOR FIXED INCOME FUNDS (Cost $12,491)		12,208

TOTAL INVESTMENTS—100.0% (Cost $24,963)		25,755

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$25,755

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2035 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—57.7%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—32.8%
10,411	Harbor Capital Appreciation Fund	$607
32,226	Harbor Mid Cap Growth Fund	308
20,391	Harbor Small Cap Growth Fund	275
63,013	Harbor Large Cap Value Fund	704
22,659	Harbor Mid Cap Value Fund	459
13,116	Harbor Small Cap Value Fund	337

		2,690

HARBOR INTERNATIONAL EQUITY FUNDS—24.9%
16,242	Harbor International Fund	1,051
59,381	Harbor International Growth Fund	734
12,025	Harbor Global Growth Fund	254

		2,039

TOTAL HARBOR EQUITY FUNDS (Cost $4,749)		4,729

HARBOR COMMODITY FUNDS—5.0%
(Cost $533)
91,035	Harbor Commodity Real Return Strategy Fund	412

HARBOR FIXED INCOME FUNDS—37.3%

Shares		Value (000s)

29,362	Harbor Unconstrained Bond Fund	$304
5,597	Harbor Convertible Securities Fund	59
100,893	Harbor High-Yield Bond Fund	1,044
122,303	Harbor Bond Fund	1,512
14,893	Harbor Real Return Fund	144

TOTAL HARBOR FIXED INCOME FUNDS (Cost $3,112)		3,063

TOTAL INVESTMENTS—100.0% (Cost $8,394)		8,204

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$8,204

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2040 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—67.9%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—38.6%
28,186	Harbor Capital Appreciation Fund	$1,644
87,189	Harbor Mid Cap Growth Fund	834
55,249	Harbor Small Cap Growth Fund	746
170,498	Harbor Large Cap Value Fund	1,905
61,452	Harbor Mid Cap Value Fund	1,244
35,569	Harbor Small Cap Value Fund	913

		7,286

HARBOR INTERNATIONAL EQUITY FUNDS—29.3%
44,093	Harbor International Fund	2,852
160,342	Harbor International Growth Fund	1,980
32,558	Harbor Global Growth Fund	689

		5,521

TOTAL HARBOR EQUITY FUNDS (Cost $11,058)		12,807

HARBOR COMMODITY FUNDS—4.2%
(Cost $1,105)
176,101	Harbor Commodity Real Return Strategy Fund	798

HARBOR FIXED INCOME FUNDS—27.9%

Shares		Value (000s)

50,667	Harbor Unconstrained Bond Fund	524
178,153	Harbor High-Yield Bond Fund	1,844
216,779	Harbor Bond Fund	2,679
22,676	Harbor Real Return Fund	219

TOTAL HARBOR FIXED INCOME FUNDS (Cost $5,370)		5,266

TOTAL INVESTMENTS—100.0% (Cost $17,533)		18,871

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$18,871

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2045 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—77.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—44.2%
7,518	Harbor Capital Appreciation Fund	$438
23,337	Harbor Mid Cap Growth Fund	223
14,815	Harbor Small Cap Growth Fund	200
45,897	Harbor Large Cap Value Fund	513
16,487	Harbor Mid Cap Value Fund	334
9,550	Harbor Small Cap Value Fund	245

		1,953

HARBOR INTERNATIONAL EQUITY FUNDS—33.6%
11,823	Harbor International Fund	765
43,188	Harbor International Growth Fund	533
8,732	Harbor Global Growth Fund	185

		1,483

TOTAL HARBOR EQUITY FUNDS (Cost $3,254)		3,436

HARBOR COMMODITY FUNDS—4.1%
(Cost $235)
39,565	Harbor Commodity Real Return Strategy Fund	179

HARBOR FIXED INCOME FUNDS—18.1%

Shares		Value (000s)

7,702	Harbor Unconstrained Bond Fund	80
29,796	Harbor High-Yield Bond Fund	308
32,521	Harbor Bond Fund	402
1,008	Harbor Real Return Fund	10

TOTAL HARBOR FIXED INCOME FUNDS (Cost $813)		800

TOTAL INVESTMENTS—100.0% (Cost $4,302)		4,415
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$4,415

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2050 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—87.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—50.0%
38,113	Harbor Capital Appreciation Fund	$2,223
118,047	Harbor Mid Cap Growth Fund	1,130
74,996	Harbor Small Cap Growth Fund	1,012
232,519	Harbor Large Cap Value Fund	2,597
83,484	Harbor Mid Cap Value Fund	1,690
48,319	Harbor Small Cap Value Fund	1,241

		9,893

HARBOR INTERNATIONAL EQUITY FUNDS—37.8%
59,509	Harbor International Fund	3,850
217,909	Harbor International Growth Fund	2,691
44,172	Harbor Global Growth Fund	934

		7,475

TOTAL HARBOR EQUITY FUNDS (Cost $15,254)		17,368

HARBOR COMMODITY FUNDS—3.3%
(Cost $868)
144,156	Harbor Commodity Real Return Strategy Fund	653

HARBOR FIXED INCOME FUNDS—8.9%

Shares		Value (000s)

16,935	Harbor Unconstrained Bond Fund	175
67,934	Harbor High-Yield Bond Fund	703
71,223	Harbor Bond Fund	880

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,789)		1,758

TOTAL INVESTMENTS—100.0% (Cost $17,911)		19,779

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$19,779

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2055 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—90.2%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—51.3%
378	Harbor Capital Appreciation Fund	$22
1,180	Harbor Mid Cap Growth Fund	11
752	Harbor Small Cap Growth Fund	10
2,330	Harbor Large Cap Value Fund	26
835	Harbor Mid Cap Value Fund	17
483	Harbor Small Cap Value Fund	13

		99

HARBOR INTERNATIONAL EQUITY FUNDS—38.9%
596	Harbor International Fund	39
2,177	Harbor International Growth Fund	27
440	Harbor Global Growth Fund	9

		75

TOTAL HARBOR EQUITY FUNDS (Cost $178)		174

HARBOR COMMODITY FUNDS—3.1%
(Cost $6)
1,275	Harbor Commodity Real Return Strategy Fund	6

HARBOR FIXED INCOME FUNDS—6.7%

Shares		Value (000s)

130	Harbor Unconstrained Bond Fund	1
522	Harbor High-Yield Bond Fund	5
546	Harbor Bond Fund	7

TOTAL HARBOR FIXED INCOME FUNDS (Cost $14)		13

TOTAL INVESTMENTS—100.0% (Cost $198)		193

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$193

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at November 1, 2014 (inception) or January 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2055 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2015 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Target Retirement Income Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund and Harbor Target Retirement 2055 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or the “Target Retirement Funds”). The Funds invest in a combination of other affiliated funds of the Trust (the “Underlying Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds. The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.

Security Valuation

The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

11

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Description of the Underlying Funds

In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.

Related Parties

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At January 31, 2015, each Fund held less than 10% of the outstanding shares of any Underlying Fund. In aggregate, the Funds held 10% of Harbor Global Growth Fund, and 18% of Harbor Unconstrained Bond Fund.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2015 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$16,873	$264	$(382)	$(118)
Harbor Target Retirement 2015 Fund	11,184	87	(325)	(238)
Harbor Target Retirement 2020 Fund	29,268	965	(893)	72
Harbor Target Retirement 2025 Fund	10,850	244	(317)	(73)
Harbor Target Retirement 2030 Fund	24,963	1,538	(746)	792
Harbor Target Retirement 2035 Fund	8,394	144	(334)	(190)
Harbor Target Retirement 2040 Fund	17,533	1,756	(418)	1,338
Harbor Target Retirement 2045 Fund	4,302	220	(107)	113
Harbor Target Retirement 2050 Fund	17,911	2,118	(250)	1,868
Harbor Target Retirement 2055 Fund	198	—	(5)	(5)

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary &

AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.TR.0115

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 31st day of March, 2015 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser - Chairman, President and
Trustee (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser	Chairman, President and Trustee	March 31, 2015
	David G. Van Hooser	(Principal Executive Officer)

By:	/s/ Anmarie S. Kolinski	Treasurer (Principal Financial	March 31, 2015
	Anmarie S. Kolinski	and Accounting Officer)